Forethought Life Insurance Company

Forethought Life Insurance Company Separate Account A

Financial Statements

December 31, 2025

Separate Account A

Forethought Life Insurance Company
Financial Statements
December 31, 2025

Report of Independent Registered Public Accounting Firm

To the Board of Directors of
Forethought Life Insurance Company and
Contract Owners of Forethought Life Insurance Company Separate Account A

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of net assets for each of the underlying funds listed in Note 1A to the financial statements (the "Sub-Accounts") of Forethought Life Insurance Company Separate Account A (the "Separate Account") of Forethought Life Insurance Company as of December 31, 2025, the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended, except for the Sub-Account included in the table below; the related statement of operations, statement of changes in net assets, and financial highlights for the Sub-Account and periods indicated in the table below; and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Sub-Accounts comprising the Separate Account as of December 31, 2025, and the results of their operations for the year then ended (or for the periods listed in the table below), the changes in their net assets for each of the two years in the period then ended (or for the periods listed in the table below), and the financial highlights for each of the five years in the period then ended (or for the periods listed in the table below), in conformity with accounting principles generally accepted in the United States of America.

Sub-account	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio — Advisor Shares	For the period from January 1, 2025 through April 11, 2025	For the period from January 1, 2025 through April 11, 2025, and for the year ended December 31, 2024	For the period from January 1, 2025 through April 11, 2025, and for each of the four years in the period ended December 31, 2024

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on the Separate Account's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2025, by correspondence with each Sub-Account's fund manager. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts
April 16, 2026

We have served as the auditor of one or more separate accounts of Forethought Life Insurance Company since 2021.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets
December 31, 2025

	AB VPS Relative Value Portfolio	American Funds Asset Allocation Fund	American Funds Capital Income Builder®	American Funds Capital World Growth and Income Fund	American Funds Global Growth Fund
Assets:
Investments in shares of the Underlying Funds, at fair value	$16,928	$2,530,768	$1,737,989	$1,099,602	$4,997,805
Investment income receivable	—	—	—	—	—
Net assets	16,928	2,530,768	1,737,989	1,099,602	4,997,805
Net assets by category:
Accumulation reserves	16,928	2,530,768	1,737,989	1,099,602	4,997,805
Net assets	16,928	2,530,768	1,737,989	1,099,602	4,997,805
Units outstanding, December 31, 2025	702	114,108	95,368	42,109	178,048
Investments in shares of the Underlying Funds, at cost	$16,285	$2,263,723	$1,247,896	$851,341	$4,282,936
Underlying Fund shares held	549	94,537	120,193	61,602	133,097

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2025

	American Funds Growth Fund	American Funds Growth-Income Fund	American Funds International Fund	American Funds Managed Risk Asset Allocation Fund	American Funds New World Fund
Assets:
Investments in shares of the Underlying Funds, at fair value	$25,287,212	$14,835,505	$1,783,995	$405,003,512	$1,640,085
Investment income receivable	—	—	—	—	—
Net assets	25,287,212	14,835,505	1,783,995	405,003,512	1,640,085
Net assets by category:
Accumulation reserves	25,287,212	14,835,505	1,783,995	405,003,512	1,640,085
Net assets	25,287,212	14,835,505	1,783,995	405,003,512	1,640,085
Units outstanding, December 31, 2025	511,701	480,959	100,388	21,396,735	78,896
Investments in shares of the Underlying Funds, at cost	$17,062,569	$11,976,212	$1,534,419	$374,350,850	$1,261,064
Underlying Fund shares held	188,163	229,049	81,722	31,154,116	51,721

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2025

	American Funds The Bond Fund of America	American Funds Washington Mutual Investors FundSM	BlackRock Basic Value V.I. Fund	BlackRock Capital Appreciation V.I. Fund	BlackRock Equity Dividend V.I. Fund
Assets:
Investments in shares of the Underlying Funds, at fair value	$1,521,556	$11,063,953	$21,071	$981,802	$1,431,957
Investment income receivable	—	—	—	—	—
Net assets	1,521,556	11,063,953	21,071	981,802	1,431,957
Net assets by category:
Accumulation reserves	1,521,556	11,063,953	21,071	981,802	1,431,957
Net assets	1,521,556	11,063,953	21,071	981,802	1,431,957
Units outstanding, December 31, 2025	137,256	393,683	890	21,200	47,437
Investments in shares of the Underlying Funds, at cost	$1,634,095	$8,775,725	$20,725	$1,118,064	$1,376,635
Underlying Fund shares held	163,432	630,425	1,540	142,497	124,953

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2025

	BlackRock Global Allocation V.I. Fund	BlackRock High Yield V.I. Fund	BlackRock Managed Volatility V.I. Fund	BlackRock S&P 500 Index V.I. Fund Class II	BlackRock S&P 500 Index V.I. Fund Class III
Assets:
Investments in shares of the Underlying Funds, at fair value	$2,910,993	$1,069,985	$12,050,742	$10,679,334	$3,277,300
Investment income receivable	—	5,730	—	—	—
Net assets	2,910,993	1,075,715	12,050,742	10,679,334	3,277,300
Net assets by category:
Accumulation reserves	2,910,993	1,075,715	12,050,742	10,679,334	3,277,300
Net assets	2,910,993	1,075,715	12,050,742	10,679,334	3,277,300
Units outstanding, December 31, 2025	153,089	67,228	941,629	307,754	124,309
Investments in shares of the Underlying Funds, at cost	$3,096,335	$1,087,076	$10,825,988	$7,922,867	$2,412,511
Underlying Fund shares held	218,215	151,986	785,065	281,183	86,177

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2025

	BlackRock Total Return V.I. Fund	CVT EAFE International Index Portfolio	CVT Investment Grade Bond Index Portfolio	CVT NASDAQ 100 Index Portfolio	CVT Russell 2000 Small Cap Index Portfolio
Assets:
Investments in shares of the Underlying Funds, at fair value	$692,775	$429,074	$262,734	$5,666,580	$2,130,728
Investment income receivable	3,215	—	—	—	—
Net assets	695,990	429,074	262,734	5,666,580	2,130,728
Net assets by category:
Accumulation reserves	695,990	429,074	262,734	5,666,580	2,130,728
Net assets	695,990	429,074	262,734	5,666,580	2,130,728
Units outstanding, December 31, 2025	64,068	23,118	25,160	112,336	99,024
Investments in shares of the Underlying Funds, at cost	$799,255	$316,421	$289,023	$2,992,353	$1,930,512
Underlying Fund shares held	68,524	3,548	5,501	29,561	23,911

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2025

	CVT S&P MidCap 400 Index Portfolio	Dimensional VA Global Bond Portfolio	Dimensional VA International Value Portfolio	Dimensional VA U.S. Large Value Portfolio	Dimensional VA U.S. Targeted Value Portfolio
Assets:
Investments in shares of the Underlying Funds, at fair value	$1,442,360	$87,188	$249,692	$441,296	$148,273
Investment income receivable	—	—	—	—	—
Net assets	1,442,360	87,188	249,692	441,296	148,273
Net assets by category:
Accumulation reserves	1,442,360	87,188	249,692	441,296	148,273
Net assets	1,442,360	87,188	249,692	441,296	148,273
Units outstanding, December 31, 2025	61,691	8,452	12,192	22,685	7,474
Investments in shares of the Underlying Funds, at cost	$1,328,545	$93,138	$186,756	$367,179	$140,828
Underlying Fund shares held	11,398	8,942	13,475	12,641	6,655

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2025

	FT VIP Franklin Global Real Estate VIP Fund	FT VIP Franklin Income VIP Fund	FT VIP Franklin Mutual Global Discovery VIP Fund	FT VIP Franklin Mutual Shares VIP Fund	FT VIP Franklin Rising Dividends VIP Fund
Assets:
Investments in shares of the Underlying Funds, at fair value	$34,603	$2,935,584	$138,748	$856,575	$2,330,027
Investment income receivable	—	—	—	—	—
Net assets	34,603	2,935,584	138,748	856,575	2,330,027
Net assets by category:
Accumulation reserves	34,603	2,935,584	138,748	856,575	2,330,027
Net assets	34,603	2,935,584	138,748	856,575	2,330,027
Units outstanding, December 31, 2025	2,619	170,602	6,914	38,117	78,232
Investments in shares of the Underlying Funds, at cost	$42,303	$2,853,889	$134,890	$897,409	$2,213,394
Underlying Fund shares held	2,650	186,742	6,986	52,390	83,037

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2025

	FT VIP Franklin Small Cap Value VIP Fund	FT VIP Franklin Strategic Income VIP Fund	FT VIP Templeton Foreign VIP Fund	FT VIP Templeton Global Bond VIP Fund	FT VIP Templeton Growth VIP Fund
Assets:
Investments in shares of the Underlying Funds, at fair value	$975,361	$890,163	$888,112	$965,509	$673,395
Investment income receivable	—	—	—	—	—
Net assets	975,361	890,163	888,112	965,509	673,395
Net assets by category:
Accumulation reserves	975,361	890,163	888,112	965,509	673,395
Net assets	975,361	890,163	888,112	965,509	673,395
Units outstanding, December 31, 2025	42,921	75,396	58,694	109,241	36,686
Investments in shares of the Underlying Funds, at cost	$1,002,747	$964,590	$740,019	$1,131,115	$578,668
Underlying Fund shares held	66,851	93,998	53,469	71,838	46,666

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2025

	Global Atlantic American Funds® Managed Risk Portfolio	Global Atlantic Balanced Managed Risk Portfolio	Global Atlantic Blackrock Selects Managed Risk Portfolio	Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio (a)	Global Atlantic Moderate Managed Risk Portfolio (a)
Assets:
Investments in shares of the Underlying Funds, at fair value	$138,293,455	$64,833,680	$132,319,292	$154,658,290	$81,537,592
Investment income receivable	—	—	—	—	—
Net assets	138,293,455	64,833,680	132,319,292	154,658,290	81,537,592
Net assets by category:
Accumulation reserves	138,293,455	64,833,680	132,319,292	154,658,290	81,537,592
Net assets	138,293,455	64,833,680	132,319,292	154,658,290	81,537,592
Units outstanding, December 31, 2025	7,795,946	4,289,575	9,056,069	9,214,237	4,961,416
Investments in shares of the Underlying Funds, at cost	$126,802,978	$59,021,326	$116,480,748	$145,265,185	$72,717,146
Underlying Fund shares held	11,670,334	4,956,703	11,377,411	12,563,630	6,549,204

(a)  Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2025

	Global Atlantic Moderately Aggressive Managed Risk Portfolio (a)	Global Atlantic Select Advisor Managed Risk Portfolio	Global Atlantic Wellington Research Managed Risk Portfolio	Goldman Sachs VIT Core Fixed Income Fund	Goldman Sachs VIT International Equity Insights Fund
Assets:
Investments in shares of the Underlying Funds, at fair value	$248,125,249	$62,859,774	$273,674,988	$1,140,424	$245,086
Investment income receivable	—	—	—	—	—
Net assets	248,125,249	62,859,774	273,674,988	1,140,424	245,086
Net assets by category:
Accumulation reserves	248,125,249	62,859,774	273,674,988	1,140,424	245,086
Net assets	248,125,249	62,859,774	273,674,988	1,140,424	245,086
Units outstanding, December 31, 2025	14,501,897	3,590,505	14,881,847	106,819	12,479
Investments in shares of the Underlying Funds, at cost	$206,230,725	$58,993,645	$259,630,969	$1,246,665	$220,393
Underlying Fund shares held	18,434,268	5,233,953	20,780,181	117,207	23,431

(a)  Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2025

	Goldman Sachs VIT Mid Cap Growth Fund	Goldman Sachs VIT Mid Cap Value Fund	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio (b)	Goldman Sachs VIT Small Cap Equity Insights Fund	Goldman Sachs VIT Trend Driven Allocation Fund
Assets:
Investments in shares of the Underlying Funds, at fair value	$74,973	$70,567	$—	$753,023	$71,175
Investment income receivable	—	—	—	—	—
Net assets	74,973	70,567	—	753,023	71,175
Net assets by category:
Accumulation reserves	74,973	70,567	—	753,023	71,175
Net assets	74,973	70,567	—	753,023	71,175
Units outstanding, December 31, 2025	2,795	3,182	—	31,096	4,468
Investments in shares of the Underlying Funds, at cost	$94,200	$71,991	$—	$703,996	$80,523
Underlying Fund shares held	7,658	4,266	—	53,596	6,211

(b)  Fund liquidation. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2025

	Goldman Sachs VIT U.S. Equity Insights Fund	Hartford Capital Appreciation HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford International Opportunities HLS Fund
Assets:
Investments in shares of the Underlying Funds, at fair value	$3,205,014	$1,829,609	$163,844	$1,854,785	$591,836
Investment income receivable	—	—	—	—	—
Net assets	3,205,014	1,829,609	163,844	1,854,785	591,836
Net assets by category:
Accumulation reserves	3,205,014	1,829,609	163,844	1,854,785	591,836
Net assets	3,205,014	1,829,609	163,844	1,854,785	591,836
Units outstanding, December 31, 2025	100,409	55,740	8,774	50,057	28,066
Investments in shares of the Underlying Funds, at cost	$2,814,820	$1,676,303	$120,744	$1,835,633	$431,480
Underlying Fund shares held	145,418	35,471	7,218	82,106	28,169

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2025

	Hartford Total Return Bond HLS Fund	Invesco V.I. Balanced-Risk Allocation Fund	Invesco V.I. Comstock Fund	Invesco V.I. Core Equity Fund	Invesco V.I. Discovery Mid Cap Growth Fund
Assets:
Investments in shares of the Underlying Funds, at fair value	$1,365,399	$548,180	$878,492	$718,900	$470,076
Investment income receivable	—	—	—	—	—
Net assets	1,365,399	548,180	878,492	718,900	470,076
Net assets by category:
Accumulation reserves	1,365,399	548,180	878,492	718,900	470,076
Net assets	1,365,399	548,180	878,492	718,900	470,076
Units outstanding, December 31, 2025	115,942	38,207	33,259	22,213	17,874
Investments in shares of the Underlying Funds, at cost	$1,538,210	$673,447	$764,414	$641,988	$500,907
Underlying Fund shares held	143,124	65,260	41,263	20,103	7,413

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2025

	Invesco V.I. Equity and Income Fund	Invesco V.I. EQV International Equity Fund	Invesco V.I. Global Fund	Invesco V.I. Global Real Estate Fund	Invesco V.I. Government Money Market Fund
Assets:
Investments in shares of the Underlying Funds, at fair value	$568,839	$989,555	$420,926	$156,380	$5,198,527
Investment income receivable	—	—	—	—	—
Net assets	568,839	989,555	420,926	156,380	5,198,527
Net assets by category:
Accumulation reserves	568,839	989,555	420,926	156,380	5,198,527
Net assets	568,839	989,555	420,926	156,380	5,198,527
Units outstanding, December 31, 2025	27,916	56,972	16,948	14,193	476,203
Investments in shares of the Underlying Funds, at cost	$530,189	$935,109	$463,111	$169,365	$5,198,527
Underlying Fund shares held	31,393	27,961	11,596	11,332	5,198,527

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2025

	Invesco V.I. International Growth Fund (a)	Invesco V.I. Main Street Mid Cap Fund®	Invesco V.I. Main Street Small Cap Fund®	Invesco V.I. Small Cap Equity Fund	Lord Abbett Bond Debenture Portfolio
Assets:
Investments in shares of the Underlying Funds, at fair value	$101,682	$429,621	$194,156	$652,838	$2,441,212
Investment income receivable	—	—	—	—	—
Net assets	101,682	429,621	194,156	652,838	2,441,212
Net assets by category:
Accumulation reserves	101,682	429,621	194,156	652,838	2,441,212
Net assets	101,682	429,621	194,156	652,838	2,441,212
Units outstanding, December 31, 2025	6,494	19,660	8,102	26,330	169,410
Investments in shares of the Underlying Funds, at cost	$120,630	$442,615	$179,512	$634,967	$2,685,573
Underlying Fund shares held	49,122	40,916	7,007	36,615	230,086

(a)  Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2025

	Lord Abbett Fundamental Equity Portfolio	Lord Abbett Growth Opportunities Portfolio	Lord Abbett Mid Cap Stock Portfolio	Lord Abbett Short Duration Income Portfolio	LVIP American Century Capital Appreciation Fund
Assets:
Investments in shares of the Underlying Funds, at fair value	$1,038,596	$459,441	$308,224	$842,475	$295,787
Investment income receivable	—	—	—	—	—
Net assets	1,038,596	459,441	308,224	842,475	295,787
Net assets by category:
Accumulation reserves	1,038,596	459,441	308,224	842,475	295,787
Net assets	1,038,596	459,441	308,224	842,475	295,787
Units outstanding, December 31, 2025	35,261	15,592	15,972	71,622	10,755
Investments in shares of the Underlying Funds, at cost	$950,150	$517,147	$327,689	$884,840	$335,508
Underlying Fund shares held	54,721	41,354	11,832	63,535	20,167

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2025

	LVIP American Century Mid Cap Value Fund	LVIP American Century Value Fund	MFS® Blended Research® Core Equity Portfolio	MFS® Blended Research® Small Cap Equity Portfolio	MFS® Global Real Estate Portfolio
Assets:
Investments in shares of the Underlying Funds, at fair value	$1,189,608	$1,729,249	$185,776	$223,160	$135,730
Investment income receivable	—	—	—	—	—
Net assets	1,189,608	1,729,249	185,776	223,160	135,730
Net assets by category:
Accumulation reserves	1,189,608	1,729,249	185,776	223,160	135,730
Net assets	1,189,608	1,729,249	185,776	223,160	135,730
Units outstanding, December 31, 2025	48,289	71,194	5,747	10,584	9,208
Investments in shares of the Underlying Funds, at cost	$1,215,249	$1,481,132	$175,641	$241,780	$144,007
Underlying Fund shares held	61,336	133,667	3,112	24,283	8,723

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2025

	MFS® Growth Series	MFS® International Intrinsic Value Portfolio	MFS® Investors Trust Series	MFS® Mid Cap Growth Series	MFS® Mid Cap Value Portfolio
Assets:
Investments in shares of the Underlying Funds, at fair value	$3,781,415	$1,025,305	$337,702	$227,049	$1,338,638
Investment income receivable	—	—	—	—	—
Net assets	3,781,415	1,025,305	337,702	227,049	1,338,638
Net assets by category:
Accumulation reserves	3,781,415	1,025,305	337,702	227,049	1,338,638
Net assets	3,781,415	1,025,305	337,702	227,049	1,338,638
Units outstanding, December 31, 2025	77,961	40,048	8,992	8,427	59,788
Investments in shares of the Underlying Funds, at cost	$3,344,938	$779,865	$368,064	$286,212	$1,241,773
Underlying Fund shares held	62,317	28,363	13,207	34,559	134,807

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2025

	MFS® New Discovery Series	MFS® Research International Portfolio	MFS® Total Return Bond Series	MFS® Utilities Series	MFS® Value Series
Assets:
Investments in shares of the Underlying Funds, at fair value	$706,105	$30,036	$66,578	$291,387	$987,096
Investment income receivable	—	—	—	—	—
Net assets	706,105	30,036	66,578	291,387	987,096
Net assets by category:
Accumulation reserves	706,105	30,036	66,578	291,387	987,096
Net assets	706,105	30,036	66,578	291,387	987,096
Units outstanding, December 31, 2025	28,061	1,665	5,919	13,844	33,020
Investments in shares of the Underlying Funds, at cost	$831,211	$23,071	$70,156	$260,195	$904,702
Underlying Fund shares held	58,356	1,482	5,769	7,914	45,762

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2025

	Nomura VIP Core Equity Series (a)	Nomura VIP International Core Equity Series (a)	Nomura VIP Value Series (a)	PIMCO All Asset Portfolio	PIMCO CommodityRealReturn® Strategy Portfolio
Assets:
Investments in shares of the Underlying Funds, at fair value	$31,400	$1,352,587	$7,276	$142,822	$36,985
Investment income receivable	—	—	—	—	—
Net assets	31,400	1,352,587	7,276	142,822	36,985
Net assets by category:
Accumulation reserves	31,400	1,352,587	7,276	142,822	36,985
Net assets	31,400	1,352,587	7,276	142,822	36,985
Units outstanding, December 31, 2025	954	79,119	346	9,245	2,348
Investments in shares of the Underlying Funds, at cost	$29,213	$1,097,419	$9,026	$149,494	$38,624
Underlying Fund shares held	2,246	69,578	1,642	14,633	5,761

(a)  Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2025

	PIMCO Dynamic Bond Portfolio	PIMCO Emerging Markets Bond Portfolio	PIMCO Global Managed Asset Allocation Portfolio	PIMCO High Yield Portfolio	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)
Assets:
Investments in shares of the Underlying Funds, at fair value	$157,028	$102,082	$42,832	$168,147	$316,557
Investment income receivable	—	—	—	—	—
Net assets	157,028	102,082	42,832	168,147	316,557
Net assets by category:
Accumulation reserves	157,028	102,082	42,832	168,147	316,557
Net assets	157,028	102,082	42,832	168,147	316,557
Units outstanding, December 31, 2025	12,191	7,122	2,274	12,514	26,637
Investments in shares of the Underlying Funds, at cost	$168,485	$104,855	$42,044	$165,798	$339,186
Underlying Fund shares held	17,565	8,939	3,651	22,692	31,530

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2025

	PIMCO Real Return Portfolio	PIMCO StocksPLUS® Global Portfolio	PIMCO Total Return Portfolio	Putnam VT Core Equity Fund	Putnam VT Global Asset Allocation Fund
Assets:
Investments in shares of the Underlying Funds, at fair value	$60,471	$297,881	$2,688,396	$210,118	$—
Investment income receivable	—	—	—	—	—
Net assets	60,471	297,881	2,688,396	210,118	—
Net assets by category:
Accumulation reserves	60,471	297,881	2,688,396	210,118	—
Net assets	60,471	297,881	2,688,396	210,118	—
Units outstanding, December 31, 2025	5,070	10,868	238,477	5,679	—
Investments in shares of the Underlying Funds, at cost	$65,646	$258,548	$2,974,815	$178,470	$—
Underlying Fund shares held	5,035	33,357	284,486	8,903	—

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2025

	Putnam VT Income Fund	Putnam VT International Value Fund	Putnam VT Large Cap Growth Fund	Putnam VT Large Cap Value Fund	Putnam VT Mortgage Securities Fund
Assets:
Investments in shares of the Underlying Funds, at fair value	$1,640,275	$33,239	$768,527	$2,746,712	$354,641
Investment income receivable	—	—	—	—	—
Net assets	1,640,275	33,239	768,527	2,746,712	354,641
Net assets by category:
Accumulation reserves	1,640,275	33,239	768,527	2,746,712	354,641
Net assets	1,640,275	33,239	768,527	2,746,712	354,641
Units outstanding, December 31, 2025	145,663	1,596	17,099	72,633	33,350
Investments in shares of the Underlying Funds, at cost	$2,053,785	$21,868	$533,448	$1,936,839	$431,344
Underlying Fund shares held	200,278	2,096	43,716	76,960	57,200

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (concluded)
December 31, 2025

	Putnam VT Small Cap Value Fund	TOPS® Managed Risk Balanced ETF Portfolio	TOPS® Managed Risk Growth ETF Portfolio	TOPS® Managed Risk Moderate Growth ETF Portfolio
Assets:
Investments in shares of the Underlying Funds, at fair value	$404,412	$13,689,122	$52,469,144	$32,654,999
Investment income receivable	—	—	—	—
Net assets	404,412	13,689,122	52,469,144	32,654,999
Net assets by category:
Accumulation reserves	404,412	13,689,122	52,469,144	32,654,999
Net assets	404,412	13,689,122	52,469,144	32,654,999
Units outstanding, December 31, 2025	18,862	929,592	3,324,300	2,059,722
Investments in shares of the Underlying Funds, at cost	$418,551	$18,529,674	$62,423,830	$47,217,466
Underlying Fund shares held	37,411	910,787	3,807,630	2,440,583

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations
For the Year Ended December 31, 2025

	AB VPS Relative Value Portfolio	American Funds Asset Allocation Fund	American Funds Capital Income Builder®	American Funds Capital World Growth and Income Fund	American Funds Global Growth Fund
Investment income:
Dividends	$156	$44,859	$44,144	$12,819	$57,003
Expenses:
Mortality and expense risk fees	169	18,578	12,371	5,942	33,815
Other expenses	42	4,973	3,214	2,117	9,360
Total expenses	211	23,551	15,585	8,059	43,175
Net investment income (loss)	(55)	21,308	28,559	4,760	13,828
Realized and unrealized gain (loss) on investments:
Capital gain distributions	1,457	175,051	—	38,527	587,791
Net realized gain (loss) from sales of investments	2,235	66,789	9,189	28,666	47,922
Net realized gain (loss)	3,692	241,840	9,189	67,193	635,713
Change in unrealized gain (loss)	(911)	72,395	239,918	151,748	222,815
Net realized and unrealized gain (loss)	2,781	314,235	249,107	218,941	858,528
Net increase (decrease) in net assets from operations	$2,726	$335,543	$277,666	$223,701	$872,356

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2025

	American Funds Growth Fund	American Funds Growth-Income Fund	American Funds International Fund	American Funds Managed Risk Asset Allocation Fund	American Funds New World Fund
Investment income:
Dividends	$30,197	$103,230	$19,729	$10,628,139	$13,917
Expenses:
Mortality and expense risk fees	171,760	106,486	12,394	2,602,360	10,122
Other expenses	47,192	28,276	3,599	1,244,612	3,052
Total expenses	218,952	134,762	15,993	3,846,972	13,174
Net investment income (loss)	(188,755)	(31,532)	3,736	6,781,167	743
Realized and unrealized gain (loss) on investments:
Capital gain distributions	1,890,025	2,418,214	—	26,004,924	63,660
Net realized gain (loss) from sales of investments	843,875	253,131	12,694	4,383,661	30,208
Net realized gain (loss)	2,733,900	2,671,345	12,694	30,388,585	93,868
Change in unrealized gain (loss)	1,556,200	(430,358)	379,926	4,425,791	268,729
Net realized and unrealized gain (loss)	4,290,100	2,240,987	392,620	34,814,376	362,597
Net increase (decrease) in net assets from operations	$4,101,345	$2,209,455	$396,356	$41,595,543	$363,340

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2025

	American Funds The Bond Fund of America	American Funds Washington Mutual Investors FundSM	BlackRock Basic Value V.I. Fund	BlackRock Capital Appreciation V.I. Fund	BlackRock Equity Dividend V.I. Fund
Investment income:
Dividends	$59,274	$131,952	$375	$—	$27,190
Expenses:
Mortality and expense risk fees	11,989	83,422	207	6,322	7,600
Other expenses	2,888	20,900	48	2,189	2,768
Total expenses	14,877	104,322	255	8,511	10,368
Net investment income (loss)	44,397	27,630	120	(8,511)	16,822
Realized and unrealized gain (loss) on investments:
Capital gain distributions	—	717,301	2,585	120,038	119,537
Net realized gain (loss) from sales of investments	(76,510)	131,737	(985)	(88,625)	(6,247)
Net realized gain (loss)	(76,510)	849,038	1,600	31,413	113,290
Change in unrealized gain (loss)	112,766	664,220	3,858	76,459	132,045
Net realized and unrealized gain (loss)	36,256	1,513,258	5,458	107,872	245,335
Net increase (decrease) in net assets from operations	$80,653	$1,540,888	$5,578	$99,361	$262,157

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2025

	BlackRock Global Allocation V.I. Fund	BlackRock High Yield V.I. Fund	BlackRock Managed Volatility V.I. Fund	BlackRock S&P 500 Index V.I. Fund Class II	BlackRock S&P 500 Index V.I. Fund Class III
Investment income:
Dividends	$114,817	$68,485	$199,641	$105,736	$27,982
Expenses:
Mortality and expense risk fees	17,523	7,002	79,255	81,261	21,464
Other expenses	5,934	3,171	25,378	20,143	6,160
Total expenses	23,457	10,173	104,633	101,404	27,624
Net investment income (loss)	91,360	58,312	95,008	4,332	358
Realized and unrealized gain (loss) on investments:
Capital gain distributions	280,330	2,329	—	603,073	179,871
Net realized gain (loss) from sales of investments	(51,006)	(4,683)	300,069	283,097	112,067
Net realized gain (loss)	229,324	(2,354)	300,069	886,170	291,938
Change in unrealized gain (loss)	183,423	25,906	217,129	661,871	183,946
Net realized and unrealized gain (loss)	412,747	23,552	517,198	1,548,041	475,884
Net increase (decrease) in net assets from operations	$504,107	$81,864	$612,206	$1,552,373	$476,242

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2025

	BlackRock Total Return V.I. Fund	CVT EAFE International Index Portfolio	CVT Investment Grade Bond Index Portfolio	CVT NASDAQ 100 Index Portfolio	CVT Russell 2000 Small Cap Index Portfolio
Investment income:
Dividends	$30,379	$9,978	$8,247	$13,768	$31,548
Expenses:
Mortality and expense risk fees	5,743	3,323	2,069	39,667	13,534
Other expenses	1,473	785	762	14,876	3,875
Total expenses	7,216	4,108	2,831	54,543	17,409
Net investment income (loss)	23,163	5,870	5,416	(40,775)	14,139
Realized and unrealized gain (loss) on investments:
Capital gain distributions	757	—	—	80,798	102,639
Net realized gain (loss) from sales of investments	(22,443)	6,082	(855)	459,482	5,265
Net realized gain (loss)	(21,686)	6,082	(855)	540,280	107,904
Change in unrealized gain (loss)	45,300	85,948	8,937	346,232	88,562
Net realized and unrealized gain (loss)	23,614	92,030	8,082	886,512	196,466
Net increase (decrease) in net assets from operations	$46,777	$97,900	$13,498	$845,737	$210,605

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2025

	CVT S&P MidCap 400 Index Portfolio	Dimensional VA Global Bond Portfolio	Dimensional VA International Value Portfolio	Dimensional VA U.S. Large Value Portfolio	Dimensional VA U.S. Targeted Value Portfolio
Investment income:
Dividends	$15,250	$3,437	$9,652	$7,948	$2,572
Expenses:
Mortality and expense risk fees	8,170	1,665	3,042	5,921	1,253
Other expenses	2,755	1,145	2,091	4,008	861
Total expenses	10,925	2,810	5,133	9,929	2,114
Net investment income (loss)	4,325	627	4,519	(1,981)	458
Realized and unrealized gain (loss) on investments:
Capital gain distributions	91,810	—	7,026	24,826	11,637
Net realized gain (loss) from sales of investments	22,055	(7,589)	66,158	88,232	4,203
Net realized gain (loss)	113,865	(7,589)	73,184	113,058	15,840
Change in unrealized gain (loss)	(38,637)	13,353	60,091	(15,786)	(4,285)
Net realized and unrealized gain (loss)	75,228	5,764	133,275	97,272	11,555
Net increase (decrease) in net assets from operations	$79,553	$6,391	$137,794	$95,291	$12,013

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2025

	FT VIP Franklin Global Real Estate VIP Fund	FT VIP Franklin Income VIP Fund	FT VIP Franklin Mutual Global Discovery VIP Fund	FT VIP Franklin Mutual Shares VIP Fund	FT VIP Franklin Rising Dividends VIP Fund
Investment income:
Dividends	$471	$133,983	$2,573	$17,826	$17,957
Expenses:
Mortality and expense risk fees	67	13,990	1,040	5,577	16,646
Other expenses	101	5,603	260	1,897	4,747
Total expenses	168	19,593	1,300	7,474	21,393
Net investment income (loss)	303	114,390	1,273	10,352	(3,436)
Realized and unrealized gain (loss) on investments:
Capital gain distributions	—	28,681	15,282	91,868	237,154
Net realized gain (loss) from sales of investments	(39)	(10,184)	1,033	(12,650)	12,291
Net realized gain (loss)	(39)	18,497	16,315	79,218	249,445
Change in unrealized gain (loss)	2,118	174,126	7,410	4,043	(2,739)
Net realized and unrealized gain (loss)	2,079	192,623	23,725	83,261	246,706
Net increase (decrease) in net assets from operations	$2,382	$307,013	$24,998	$93,613	$243,270

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2025

	FT VIP Franklin Small Cap Value VIP Fund	FT VIP Franklin Strategic Income VIP Fund	FT VIP Templeton Foreign VIP Fund	FT VIP Templeton Global Bond VIP Fund	FT VIP Templeton Growth VIP Fund
Investment income:
Dividends	$9,578	$39,395	$18,430	$—	$4,946
Expenses:
Mortality and expense risk fees	6,836	5,103	6,176	6,498	3,659
Other expenses	1,970	1,737	1,689	2,177	1,354
Total expenses	8,806	6,840	7,865	8,675	5,013
Net investment income (loss)	772	32,555	10,565	(8,675)	(67)
Realized and unrealized gain (loss) on investments:
Capital gain distributions	80,250	9	54,045	—	50,521
Net realized gain (loss) from sales of investments	(15,462)	(5,518)	11,908	(108,993)	17,397
Net realized gain (loss)	64,788	(5,509)	65,953	(108,993)	67,918
Change in unrealized gain (loss)	(5,757)	25,268	129,556	269,976	71,976
Net realized and unrealized gain (loss)	59,031	19,759	195,509	160,983	139,894
Net increase (decrease) in net assets from operations	$59,803	$52,314	$206,074	$152,308	$139,827
The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2025

	Global Atlantic American Funds® Managed Risk Portfolio	Global Atlantic Balanced Managed Risk Portfolio	Global Atlantic Blackrock Selects Managed Risk Portfolio	Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio (a)	Global Atlantic Moderate Managed Risk Portfolio (a)
Investment income:
Dividends	$2,750,666	$1,483,977	$4,246,278	$2,650,192	$1,455,599
Expenses:
Mortality and expense risk fees	832,825	402,274	830,472	992,023	488,985
Other expenses	282,015	134,844	276,149	407,045	167,490
Total expenses	1,114,840	537,118	1,106,621	1,399,068	656,475
Net investment income (loss)	1,635,826	946,859	3,139,657	1,251,124	799,124
Realized and unrealized gain (loss) on investments:
Capital gain distributions	5,900,395	195,660	8,704,245	25,164,286	9,109,096
Net realized gain (loss) from sales of investments	1,918,335	757,927	4,256,802	5,141,131	2,829,711
Net realized gain (loss)	7,818,730	953,587	12,961,047	30,305,417	11,938,807
Change in unrealized gain (loss)	3,642,782	2,941,290	(5,374,481)	(24,412,203)	(6,170,383)
Net realized and unrealized gain (loss)	11,461,512	3,894,877	7,586,566	5,893,214	5,768,424
Net increase (decrease) in net assets from operations	$13,097,338	$4,841,736	$10,726,223	$7,144,338	$6,567,548

(a)  Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2025

	Global Atlantic Moderately Aggressive Managed Risk Portfolio (a)	Global Atlantic Select Advisor Managed Risk Portfolio	Global Atlantic Wellington Research Managed Risk Portfolio	Goldman Sachs VIT Core Fixed Income Fund	Goldman Sachs VIT International Equity Insights Fund
Investment income:
Dividends	$3,460,948	$1,415,075	$3,851,133	$44,556	$4,346
Expenses:
Mortality and expense risk fees	1,621,836	386,221	1,750,234	9,939	1,110
Other expenses	636,577	162,336	568,922	4,327	365
Total expenses	2,258,413	548,557	2,319,156	14,266	1,475
Net investment income (loss)	1,202,535	866,518	1,531,977	30,290	2,871
Realized and unrealized gain (loss) on investments:
Capital gain distributions	32,093,528	5,060,097	42,657,730	—	23,633
Net realized gain (loss) from sales of investments	11,575,743	1,122,434	7,800,711	(25,313)	3,079
Net realized gain (loss)	43,669,271	6,182,531	50,458,441	(25,313)	26,712
Change in unrealized gain (loss)	(22,934,425)	(2,256,051)	(32,202,234)	68,193	26,968
Net realized and unrealized gain (loss)	20,734,846	3,926,480	18,256,207	42,880	53,680
Net increase (decrease) in net assets from operations	$21,937,381	$4,792,998	$19,788,184	$73,170	$56,551

(a)  Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2025

	Goldman Sachs VIT Mid Cap Growth Fund	Goldman Sachs VIT Mid Cap Value Fund	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio (b)	Goldman Sachs VIT Small Cap Equity Insights Fund	Goldman Sachs VIT Trend Driven Allocation Fund
Investment income:
Dividends	$—	$643	$—	$3,608	$2,696
Expenses:
Mortality and expense risk fees	781	679	82	5,615	322
Other expenses	177	170	18	1,389	143
Total expenses	958	849	100	7,004	465
Net investment income (loss)	(958)	(206)	(100)	(3,396)	2,231
Realized and unrealized gain (loss) on investments:
Capital gain distributions	13,022	7,290	—	59,357	8,277
Net realized gain (loss) from sales of investments	(6,776)	1,314	(4,764)	3,471	(336)
Net realized gain (loss)	6,246	8,604	(4,764)	62,828	7,941
Change in unrealized gain (loss)	287	(2,473)	5,331	40,204	(3,810)
Net realized and unrealized gain (loss)	6,533	6,131	567	103,032	4,131
Net increase (decrease) in net assets from operations	$5,575	$5,925	$467	$99,636	$6,362

(b)  Fund liquidation. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2025

	Goldman Sachs VIT U.S. Equity Insights Fund	Hartford Capital Appreciation HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford International Opportunities HLS Fund
Investment income:
Dividends	$15,255	$7,530	$274	$23,865	$7,745
Expenses:
Mortality and expense risk fees	25,286	10,722	2,671	11,431	3,280
Other expenses	6,321	4,680	838	3,582	1,160
Total expenses	31,607	15,402	3,509	15,013	4,440
Net investment income (loss)	(16,352)	(7,872)	(3,235)	8,852	3,305
Realized and unrealized gain (loss) on investments:
Capital gain distributions	416,720	225,206	16,183	281,251	4,335
Net realized gain (loss) from sales of investments	101,887	38,177	175,831	14,903	26,460
Net realized gain (loss)	518,607	263,383	192,014	296,154	30,795
Change in unrealized gain (loss)	(73,206)	(36,022)	(142,124)	(32,508)	114,251
Net realized and unrealized gain (loss)	445,401	227,361	49,890	263,646	145,046
Net increase (decrease) in net assets from operations	$429,049	$219,489	$46,655	$272,498	$148,351

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2025

	Hartford Total Return Bond HLS Fund	Invesco V.I. Balanced-Risk Allocation Fund	Invesco V.I. Comstock Fund	Invesco V.I. Core Equity Fund	Invesco V.I. Discovery Mid Cap Growth Fund
Investment income:
Dividends	$70,015	$37,025	$11,902	$2,893	$—
Expenses:
Mortality and expense risk fees	7,789	4,042	6,530	5,297	3,702
Other expenses	3,401	1,121	1,632	1,387	946
Total expenses	11,190	5,163	8,162	6,684	4,648
Net investment income (loss)	58,825	31,862	3,740	(3,791)	(4,648)
Realized and unrealized gain (loss) on investments:
Capital gain distributions	—	—	88,201	52,935	49,521
Net realized gain (loss) from sales of investments	(19,695)	(23,727)	28,583	7,595	(1,445)
Net realized gain (loss)	(19,695)	(23,727)	116,784	60,530	48,076
Change in unrealized gain (loss)	41,699	33,275	6,739	40,336	(28,600)
Net realized and unrealized gain (loss)	22,004	9,548	123,523	100,866	19,476
Net increase (decrease) in net assets from operations	$80,829	$41,410	$127,263	$97,075	$14,828

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2025

	Invesco V.I. Equity and Income Fund	Invesco V.I. EQV International Equity Fund	Invesco V.I. Global Fund	Invesco V.I. Global Real Estate Fund	Invesco V.I. Government Money Market Fund
Investment income:
Dividends	$10,206	$12,040	$—	$2,730	$214,166
Expenses:
Mortality and expense risk fees	4,460	6,046	3,122	904	33,145
Other expenses	1,113	2,082	779	323	16,299
Total expenses	5,573	8,128	3,901	1,227	49,444
Net investment income (loss)	4,633	3,912	(3,901)	1,503	164,722
Realized and unrealized gain (loss) on investments:
Capital gain distributions	29,283	65,697	77,028	—	—
Net realized gain (loss) from sales of investments	1,661	16,206	(309)	(1,364)	—
Net realized gain (loss)	30,944	81,903	76,719	(1,364)	—
Change in unrealized gain (loss)	23,171	62,339	(21,324)	10,818	—
Net realized and unrealized gain (loss)	54,115	144,242	55,395	9,454	—
Net increase (decrease) in net assets from operations	$58,748	$148,154	$51,494	$10,957	$164,722

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2025

	Invesco V.I. International Growth Fund_(a)	Invesco V.I. Main Street Mid Cap Fund®	Invesco V.I. Main Street Small Cap Fund®	Invesco V.I. Small Cap Equity Fund	Lord Abbett Bond Debenture Portfolio
Investment income:
Dividends	$58	$451	$433	$—	$143,903
Expenses:
Mortality and expense risk fees	524	3,556	2,122	4,800	18,132
Other expenses	192	857	556	1,333	5,168
Total expenses	716	4,413	2,678	6,133	23,300
Net investment income (loss)	(658)	(3,962)	(2,245)	(6,133)	120,603
Realized and unrealized gain (loss) on investments:
Capital gain distributions	8,646	43,204	19,255	32,354	—
Net realized gain (loss) from sales of investments	(179)	1,562	31,543	3,642	(68,928)
Net realized gain (loss)	8,467	44,766	50,798	35,996	(68,928)
Change in unrealized gain (loss)	5,091	(9,338)	(28,546)	14,739	132,065
Net realized and unrealized gain (loss)	13,558	35,428	22,252	50,735	63,137
Net increase (decrease) in net assets from operations	$12,900	$31,466	$20,007	$44,602	$183,740

(a)  Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2025

	Lord Abbett Fundamental Equity Portfolio	Lord Abbett Growth Opportunities Portfolio	Lord Abbett Mid Cap Stock Portfolio	Lord Abbett Short Duration Income Portfolio	LVIP American Century Capital Appreciation Fund
Investment income:
Dividends	$4,243	$—	$982	$36,539	$—
Expenses:
Mortality and expense risk fees	6,055	3,063	2,345	5,485	1,054
Other expenses	2,140	1,041	585	1,644	381
Total expenses	8,195	4,104	2,930	7,129	1,435
Net investment income (loss)	(3,952)	(4,104)	(1,948)	29,410	(1,435)
Realized and unrealized gain (loss) on investments:
Capital gain distributions	99,813	79,258	23,822	—	49,332
Net realized gain (loss) from sales of investments	32,193	135	(369)	(1,404)	5,441
Net realized gain (loss)	132,006	79,393	23,453	(1,404)	54,773
Change in unrealized gain (loss)	9,328	(10,137)	(3,582)	11,942	(52,496)
Net realized and unrealized gain (loss)	141,334	69,256	19,871	10,538	2,277
Net increase (decrease) in net assets from operations	$137,382	$65,152	$17,923	$39,948	$842

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2025

	LVIP American Century Mid Cap Value Fund	LVIP American Century Value Fund	MFS® Blended Research® Core Equity Portfolio	MFS® Blended Research® Small Cap Equity Portfolio	MFS® Global Real Estate Portfolio
Investment income:
Dividends	$19,403	$25,002	$1,310	$1,622	$1,565
Expenses:
Mortality and expense risk fees	8,641	12,471	1,684	1,579	1,098
Other expenses	2,477	3,375	421	468	274
Total expenses	11,118	15,846	2,105	2,047	1,372
Net investment income (loss)	8,285	9,156	(795)	(425)	193
Realized and unrealized gain (loss) on investments:
Capital gain distributions	98,452	131,223	31,018	21,449	—
Net realized gain (loss) from sales of investments	2,118	37,601	13,952	(10,381)	(660)
Net realized gain (loss)	100,570	168,824	44,970	11,068	(660)
Change in unrealized gain (loss)	(16,061)	57,844	(15,221)	(5,107)	3,749
Net realized and unrealized gain (loss)	84,509	226,668	29,749	5,961	3,089
Net increase (decrease) in net assets from operations	$92,794	$235,824	$28,954	$5,536	$3,282

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2025

	MFS® Growth Series	MFS® International Intrinsic Value Portfolio	MFS® Investors Trust Series	MFS® Mid Cap Growth Series	MFS® Mid Cap Value Portfolio
Investment income:
Dividends	$—	$12,628	$1,921	$—	$11,546
Expenses:
Mortality and expense risk fees	23,682	7,343	1,571	1,592	10,879
Other expenses	7,550	1,988	643	510	2,804
Total expenses	31,232	9,331	2,214	2,102	13,683
Net investment income (loss)	(31,232)	3,297	(293)	(2,102)	(2,137)
Realized and unrealized gain (loss) on investments:
Capital gain distributions	723,283	54,008	135,914	46,123	125,817
Net realized gain (loss) from sales of investments	105,917	53,901	4,250	(3,088)	47,170
Net realized gain (loss)	829,200	107,909	140,164	43,035	172,987
Change in unrealized gain (loss)	(409,947)	164,842	(101,219)	(31,343)	(105,293)
Net realized and unrealized gain (loss)	419,253	272,751	38,945	11,692	67,694
Net increase (decrease) in net assets from operations	$388,021	$276,048	$38,652	$9,590	$65,557

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2025

	MFS® New Discovery Series	MFS® Research International Portfolio	MFS® Total Return Bond Series	MFS® Utilities Series	MFS® Value Series
Investment income:
Dividends	$—	$361	$3,943	$8,186	$14,889
Expenses:
Mortality and expense risk fees	4,403	222	700	2,375	7,070
Other expenses	1,476	56	205	582	2,171
Total expenses	5,879	278	905	2,957	9,241
Net investment income (loss)	(5,879)	83	3,038	5,229	5,648
Realized and unrealized gain (loss) on investments:
Capital gain distributions	—	—	—	4,083	82,264
Net realized gain (loss) from sales of investments	(42,236)	48	(1,585)	1,844	23,550
Net realized gain (loss)	(42,236)	48	(1,585)	5,927	105,814
Change in unrealized gain (loss)	130,992	4,988	3,412	25,653	6,194
Net realized and unrealized gain (loss)	88,756	5,036	1,827	31,580	112,008
Net increase (decrease) in net assets from operations	$82,877	$5,119	$4,865	$36,809	$117,656

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2025

	Nomura VIP Core Equity Series (a)	Nomura VIP International Core Equity Series (a)	Nomura VIP Value Series (a)	PIMCO All Asset Portfolio	PIMCO CommodityRealReturn® Strategy Portfolio
Investment income:
Dividends	$32	$5,415	$180	$7,013	$12,553
Expenses:
Mortality and expense risk fees	179	10,890	64	876	3,362
Other expenses	45	2,722	16	315	1,467
Total expenses	224	13,612	80	1,191	4,829
Net investment income (loss)	(192)	(8,197)	100	5,822	7,724
Realized and unrealized gain (loss) on investments:
Capital gain distributions	2,983	66,366	870	—	—
Net realized gain (loss) from sales of investments	816	47,336	(350)	(3,762)	(48,812)
Net realized gain (loss)	3,799	113,702	520	(3,762)	(48,812)
Change in unrealized gain (loss)	(746)	171,093	36	17,794	112,991
Net realized and unrealized gain (loss)	3,053	284,795	556	14,032	64,179
Net increase (decrease) in net assets from operations	$2,861	$276,598	$656	$19,854	$71,903

(a)  Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2025

	PIMCO Dynamic Bond Portfolio	PIMCO Emerging Markets Bond Portfolio	PIMCO Global Managed Asset Allocation Portfolio	PIMCO High Yield Portfolio	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)
Investment income:
Dividends	$8,225	$6,496	$1,660	$9,589	$11,514
Expenses:
Mortality and expense risk fees	940	765	367	1,270	2,716
Other expenses	302	191	77	311	680
Total expenses	1,242	956	444	1,581	3,396
Net investment income (loss)	6,983	5,540	1,216	8,008	8,118
Realized and unrealized gain (loss) on investments:
Capital gain distributions	—	—	—	—	—
Net realized gain (loss) from sales of investments	(456)	(111)	(32)	195	(4,108)
Net realized gain (loss)	(456)	(111)	(32)	195	(4,108)
Change in unrealized gain (loss)	3,896	6,945	6,067	3,144	5,357
Net realized and unrealized gain (loss)	3,440	6,834	6,035	3,339	1,249
Net increase (decrease) in net assets from operations	$10,423	$12,374	$7,251	$11,347	$9,367

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2025

	PIMCO Real Return Portfolio	PIMCO StocksPLUS® Global Portfolio	PIMCO Total Return Portfolio	Putnam VT Core Equity Fund	Putnam VT Global Asset Allocation Fund
Investment income:
Dividends	$1,909	$13,855	$106,654	$766	$—
Expenses:
Mortality and expense risk fees	531	1,791	17,867	1,517	26
Other expenses	206	618	9,336	379	7
Total expenses	737	2,409	27,203	1,896	33
Net investment income (loss)	1,172	11,446	79,451	(1,130)	(33)
Realized and unrealized gain (loss) on investments:
Capital gain distributions	—	—	—	16,059	—
Net realized gain (loss) from sales of investments	(75)	5,367	(36,722)	928	3,887
Net realized gain (loss)	(75)	5,367	(36,722)	16,987	3,887
Change in unrealized gain (loss)	2,519	47,691	153,570	12,873	(3,382)
Net realized and unrealized gain (loss)	2,444	53,058	116,848	29,860	505
Net increase (decrease) in net assets from operations	$3,616	$64,504	$196,299	$28,730	$472

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2025

	Putnam VT Income Fund	Putnam VT International Value Fund	Putnam VT Large Cap Growth Fund	Putnam VT Large Cap Value Fund	Putnam VT Mortgage Securities Fund
Investment income:
Dividends	$75,564	$360	$—	$36,730	$23,785
Expenses:
Mortality and expense risk fees	8,986	238	4,446	15,775	2,472
Other expenses	3,188	59	1,590	5,166	616
Total expenses	12,174	297	6,036	20,941	3,088
Net investment income (loss)	63,390	63	(6,036)	15,789	20,697
Realized and unrealized gain (loss) on investments:
Capital gain distributions	—	252	74,394	175,699	—
Net realized gain (loss) from sales of investments	(27,853)	884	97,084	81,720	(1,941)
Net realized gain (loss)	(27,853)	1,136	171,478	257,419	(1,941)
Change in unrealized gain (loss)	63,255	7,102	(64,640)	189,534	4,404
Net realized and unrealized gain (loss)	35,402	8,238	106,838	446,953	2,463
Net increase (decrease) in net assets from operations	$98,792	$8,301	$100,802	$462,742	$23,160

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (concluded)
For the Year Ended December 31, 2025

	Putnam VT Small Cap Value Fund	TOPS® Managed Risk Balanced ETF Portfolio	TOPS® Managed Risk Growth ETF Portfolio	TOPS® Managed Risk Moderate Growth ETF Portfolio
Investment income:
Dividends	$2,503	$371,729	$1,091,021	$854,004
Expenses:
Mortality and expense risk fees	2,449	90,984	336,152	213,207
Other expenses	764	50,847	320,135	152,056
Total expenses	3,213	141,831	656,287	365,263
Net investment income (loss)	(710)	229,898	434,734	488,741
Realized and unrealized gain (loss) on investments:
Capital gain distributions	34,255	—	—	—
Net realized gain (loss) from sales of investments	526	(1,407,858)	(2,639,205)	(3,512,563)
Net realized gain (loss)	34,781	(1,407,858)	(2,639,205)	(3,512,563)
Change in unrealized gain (loss)	(16,205)	2,253,324	7,274,643	5,907,253
Net realized and unrealized gain (loss)	18,576	845,466	4,635,438	2,394,690
Net increase (decrease) in net assets from operations	$17,866	$1,075,364	$5,070,172	$2,883,431

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets
For the Years Ended December 31, 2025 and 2024

	AB VPS Relative Value Portfolio		American Funds Asset Allocation Fund		American Funds Capital Income Builder®
	2025	2024	2025	2024	2025	2024
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$(55)	$109	$21,308	$24,163	$28,559	$32,008
Net realized gain (loss)	3,692	1,522	241,840	156,456	9,189	23,839
Change in unrealized gain (loss)	(911)	2,860	72,395	175,526	239,918	70,107
Net increase (decrease) in net assets from operations	2,726	4,491	335,543	356,145	277,666	125,954
From contract transactions:
Net purchase payments	—	—	121,754	—	12,733	—
Terminations and withdrawals	(29,159)	—	(569,318)	(450,557)	(21,860)	(129,746)
Contract benefits	—	—	(43,852)	—	—	—
Contract charges	(44)	(41)	(14,626)	(13,135)	(3,936)	(3,437)
Transfers	356	—	285,073	65,852	68	—
Net increase (decrease) in net assets from Contract transactions	(28,847)	(41)	(220,969)	(397,840)	(12,995)	(133,183)
Net increase (decrease) in net assets	(26,121)	4,450	114,574	(41,695)	264,671	(7,229)
Net assets:
Beginning of year	43,049	38,599	2,416,194	2,457,889	1,473,318	1,480,547
End of year	$16,928	$43,049	$2,530,768	$2,416,194	$1,737,989	$1,473,318

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2025 and 2024

	American Funds Capital World Growth and Income Fund		American Funds Global Growth Fund		American Funds Growth Fund
	2025	2024	2025	2024	2025	2024
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$4,760	$7,704	$13,828	$20,056	$(188,755)	$(162,500)
Net realized gain (loss)	67,193	16,578	635,713	194,605	2,733,900	1,493,323
Change in unrealized gain (loss)	151,748	111,210	222,815	309,587	1,556,200	4,311,760
Net increase (decrease) in net assets from operations	223,701	135,492	872,356	524,248	4,101,345	5,642,583
From contract transactions:
Net purchase payments	16,325	—	13,533	—	252,363	54,365
Terminations and withdrawals	(128,926)	(172,913)	(358,683)	(319,501)	(1,672,204)	(2,478,591)
Contract benefits	(16,750)	—	—	—	(122,138)	(84,125)
Contract charges	(13,125)	(15,470)	(10,484)	(10,238)	(123,966)	(127,380)
Transfers	(26,704)	(12,691)	(4,160)	(5,582)	303,543	(478,027)
Net increase (decrease) in net assets from Contract transactions	(169,180)	(201,074)	(359,794)	(335,321)	(1,362,402)	(3,113,758)
Net increase (decrease) in net assets	54,521	(65,582)	512,562	188,927	2,738,943	2,528,825
Net assets:
Beginning of year	1,045,081	1,110,663	4,485,243	4,296,316	22,548,269	20,019,444
End of year	$1,099,602	$1,045,081	$4,997,805	$4,485,243	$25,287,212	$22,548,269

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2025 and 2024

	American Funds Growth-Income Fund		American Funds International Fund		American Funds Managed Risk Asset Allocation Fund
	2025	2024	2025	2024	2025	2024
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$(31,532)	$(4,942)	$3,736	$966	$6,781,167	$4,586,054
Net realized gain (loss)	2,671,345	1,021,890	12,694	(21,408)	30,388,585	8,424,801
Change in unrealized gain (loss)	(430,358)	1,687,908	379,926	80,504	4,425,791	46,007,793
Net increase (decrease) in net assets from operations	2,209,455	2,704,856	396,356	60,062	41,595,543	59,018,648
From contract transactions:
Net purchase payments	42,849	7,415	31,031	39,247	711,612	380,296
Terminations and withdrawals	(785,793)	(1,398,583)	(355,776)	(509,162)	(56,113,789)	(69,746,257)
Contract benefits	(85,934)	(84,606)	(5,211)	(14,460)	(6,654,785)	(6,388,947)
Contract charges	(81,520)	(84,946)	(24,599)	(27,334)	(13,556,656)	(14,954,940)
Transfers	(60,982)	112,759	(89,292)	80,110	459,358	(1,259,603)
Net increase (decrease) in net assets from Contract transactions	(971,380)	(1,447,961)	(443,847)	(431,599)	(75,154,260)	(91,969,451)
Net increase (decrease) in net assets	1,238,075	1,256,895	(47,491)	(371,537)	(33,558,717)	(32,950,803)
Net assets:
Beginning of year	13,597,430	12,340,535	1,831,486	2,203,023	438,562,229	471,513,032
End of year	$14,835,505	$13,597,430	$1,783,995	$1,831,486	$405,003,512	$438,562,229

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2025 and 2024

	American Funds New World Fund		American Funds The Bond Fund of America		American Funds Washington Mutual Investors FundSM
	2025	2024	2025	2024	2025	2024
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$743	$4,608	$44,397	$57,735	$27,630	$42,521
Net realized gain (loss)	93,868	25,428	(76,510)	(5,018)	849,038	185,589
Change in unrealized gain (loss)	268,729	47,217	112,766	(54,565)	664,220	1,281,032
Net increase (decrease) in net assets from operations	363,340	77,253	80,653	(1,848)	1,540,888	1,509,142
From contract transactions:
Net purchase payments	29,059	111,171	213,280	154,400	23,945	235,077
Terminations and withdrawals	(159,721)	(88,330)	(80,377)	(19,048)	(271,982)	(70,830)
Contract benefits	(12,851)	—	—	—	(72,428)	(61,592)
Contract charges	(3,707)	(4,563)	(771)	(672)	(32,844)	(30,370)
Transfers	(19,366)	(22,661)	(622,070)	21,562	(143,038)	(90,879)
Net increase (decrease) in net assets from Contract transactions	(166,586)	(4,383)	(489,938)	156,242	(496,347)	(18,594)
Net increase (decrease) in net assets	196,754	72,870	(409,285)	154,394	1,044,541	1,490,548
Net assets:
Beginning of year	1,443,331	1,370,461	1,930,841	1,776,447	10,019,412	8,528,864
End of year	$1,640,085	$1,443,331	$1,521,556	$1,930,841	$11,063,953	$10,019,412

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2025 and 2024

	BlackRock Basic Value V.I. Fund		BlackRock Capital Appreciation V.I. Fund		BlackRock Equity Dividend V.I. Fund
	2025	2024	2025	2024	2025	2024
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$120	$312	$(8,511)	$(12,898)	$16,822	$26,938
Net realized gain (loss)	1,600	3,258	31,413	611,294	113,290	127,478
Change in unrealized gain (loss)	3,858	(38)	76,459	(175,674)	132,045	11,996
Net increase (decrease) in net assets from operations	5,578	3,532	99,361	422,722	262,157	166,412
From contract transactions:
Net purchase payments	—	—	36,986	67,686	4,927	—
Terminations and withdrawals	(27,662)	—	(597,162)	(275,831)	(366,616)	(511,014)
Contract benefits	—	—	(58,271)	(221,445)	(4,982)	(19,026)
Contract charges	(6)	(6)	(10,450)	(10,975)	(17,368)	(18,844)
Transfers	(14)	(123)	42,333	(62,196)	(19,138)	(2,138)
Net increase (decrease) in net assets from Contract transactions	(27,682)	(129)	(586,564)	(502,761)	(403,177)	(551,022)
Net increase (decrease) in net assets	(22,104)	3,403	(487,203)	(80,039)	(141,020)	(384,610)
Net assets:
Beginning of year	43,175	39,772	1,469,005	1,549,044	1,572,977	1,957,587
End of year	$21,071	$43,175	$981,802	$1,469,005	$1,431,957	$1,572,977

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2025 and 2024

	BlackRock Global Allocation V.I. Fund		BlackRock High Yield V.I. Fund		BlackRock Managed Volatility V.I. Fund
	2025	2024	2025	2024	2025	2024
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$91,360	$20,181	$58,312	$64,282	$95,008	$(110,207)
Net realized gain (loss)	229,324	210,413	(2,354)	(19,661)	300,069	110,025
Change in unrealized gain (loss)	183,423	62,200	25,906	28,042	217,129	1,435,041
Net increase (decrease) in net assets from operations	504,107	292,794	81,864	72,663	612,206	1,434,859
From contract transactions:
Net purchase payments	7,525	60	—	74,133	18,224	19,738
Terminations and withdrawals	(735,358)	(744,914)	(101,537)	(239,595)	(1,894,524)	(1,767,630)
Contract benefits	(7,806)	—	—	(41,558)	(66,452)	(371,953)
Contract charges	(23,128)	(27,704)	(4,186)	(5,208)	(409,287)	(445,378)
Transfers	(9,572)	16,808	15,973	6,064	462,111	329,504
Net increase (decrease) in net assets from Contract transactions	(768,339)	(755,750)	(89,750)	(206,164)	(1,889,928)	(2,235,719)
Net increase (decrease) in net assets	(264,232)	(462,956)	(7,886)	(133,501)	(1,277,722)	(800,860)
Net assets:
Beginning of year	3,175,225	3,638,181	1,083,601	1,217,102	13,328,464	14,129,324
End of year	$2,910,993	$3,175,225	$1,075,715	$1,083,601	$12,050,742	$13,328,464

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2025 and 2024

	BlackRock S&P 500 Index V.I. Fund Class II		BlackRock S&P 500 Index V.I. Fund Class III		BlackRock Total Return V.I. Fund
	2025	2024	2025	2024	2025	2024
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$4,332	$14,816	$358	$3,901	$23,163	$27,338
Net realized gain (loss)	886,170	591,307	291,938	195,692	(21,686)	(27,519)
Change in unrealized gain (loss)	661,871	1,196,856	183,946	394,718	45,300	4,902
Net increase (decrease) in net assets from operations	1,552,373	1,802,979	476,242	594,311	46,777	4,721
From contract transactions:
Net purchase payments	180,015	741,396	18,000	18,000	9,951	—
Terminations and withdrawals	(892,965)	(435,364)	(275,106)	(233,164)	(76,249)	(83,823)
Contract benefits	—	—	—	—	(22,467)	(67,571)
Contract charges	(9,998)	(9,642)	(72,546)	(68,978)	(5,627)	(7,041)
Transfers	580,348	(306,218)	165,716	(64,505)	372	(16,273)
Net increase (decrease) in net assets from Contract transactions	(142,600)	(9,828)	(163,936)	(348,647)	(94,020)	(174,708)
Net increase (decrease) in net assets	1,409,773	1,793,151	312,306	245,664	(47,243)	(169,987)
Net assets:
Beginning of year	9,269,561	7,476,410	2,964,994	2,719,330	743,233	913,220
End of year	$10,679,334	$9,269,561	$3,277,300	$2,964,994	$695,990	$743,233
The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2025 and 2024

	CVT EAFE International Index Portfolio		CVT Investment Grade Bond Index Portfolio		CVT NASDAQ 100 Index Portfolio
	2025	2024	2025	2024	2025	2024
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$5,870	$6,987	$5,416	$4,476	$(40,775)	$(35,071)
Net realized gain (loss)	6,082	3,808	(855)	(8,079)	540,280	642,141
Change in unrealized gain (loss)	85,948	(4,407)	8,937	2,668	346,232	365,888
Net increase (decrease) in net assets from operations	97,900	6,388	13,498	(935)	845,737	972,958
From contract transactions:
Net purchase payments	—	—	—	—	37,214	158,551
Terminations and withdrawals	(48,541)	(27,965)	(2,352)	(26,329)	(528,153)	(222,083)
Contract benefits	—	—	—	—	(191,860)	(217,025)
Contract charges	(60)	(423)	(595)	(584)	(31,924)	(29,688)
Transfers	(9,974)	25,923	5,656	14,737	715,185	(24,186)
Net increase (decrease) in net assets from Contract transactions	(58,575)	(2,465)	2,709	(12,176)	462	(334,431)
Net increase (decrease) in net assets	39,325	3,923	16,207	(13,111)	846,199	638,527
Net assets:
Beginning of year	389,749	385,826	246,527	259,638	4,820,381	4,181,854
End of year	$429,074	$389,749	$262,734	$246,527	$5,666,580	$4,820,381

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2025 and 2024

	CVT Russell 2000 Small Cap Index Portfolio		CVT S&P MidCap 400 Index Portfolio		Dimensional VA Global Bond Portfolio
	2025	2024	2025	2024	2025	2024
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$14,139	$6,218	$4,325	$4,240	$627	$8,849
Net realized gain (loss)	107,904	66,254	113,865	142,263	(7,589)	(1,364)
Change in unrealized gain (loss)	88,562	134,414	(38,637)	75,818	13,353	2,564
Net increase (decrease) in net assets from operations	210,605	206,886	79,553	222,321	6,391	10,049
From contract transactions:
Net purchase payments	6,168	31,764	6,168	—	—	—
Terminations and withdrawals	(84,036)	(339,770)	(182,044)	(563,114)	(60,054)	(18,670)
Contract benefits	—	—	(3,714)	—	(120,113)	—
Contract charges	(6,158)	(6,290)	(6,930)	(7,823)	(248)	(238)
Transfers	12,887	(38,015)	14,529	(60,129)	3,132	2,949
Net increase (decrease) in net assets from Contract transactions	(71,139)	(352,311)	(171,991)	(631,066)	(177,283)	(15,959)
Net increase (decrease) in net assets	139,466	(145,425)	(92,438)	(408,745)	(170,892)	(5,910)
Net assets:
Beginning of year	1,991,262	2,136,687	1,534,798	1,943,543	258,080	263,990
End of year	$2,130,728	$1,991,262	$1,442,360	$1,534,798	$87,188	$258,080

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2025 and 2024

	Dimensional VA International Value Portfolio		Dimensional VA U.S. Large Value Portfolio		Dimensional VA U.S. Targeted Value Portfolio
	2025	2024	2025	2024	2025	2024
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$4,519	$10,691	$(1,981)	$5,177	$458	$69
Net realized gain (loss)	73,184	10,869	113,058	103,941	15,840	26,492
Change in unrealized gain (loss)	60,091	(13,732)	(15,786)	(25,128)	(4,285)	(18,212)
Net increase (decrease) in net assets from operations	137,794	7,828	95,291	83,990	12,013	8,349
From contract transactions:
Net purchase payments	—	130,626	—	45,000	1,600	60,903
Terminations and withdrawals	(41,579)	(20,885)	(2,737)	(114,306)	(32,867)	(159,657)
Contract benefits	(214,943)	—	(399,041)	—	—	—
Contract charges	(260)	(108)	(749)	(671)	(300)	(253)
Transfers	(2,818)	240	(678)	(148)	2,179	924
Net increase (decrease) in net assets from Contract transactions	(259,600)	109,873	(403,205)	(70,125)	(29,388)	(98,083)
Net increase (decrease) in net assets	(121,806)	117,701	(307,914)	13,865	(17,375)	(89,734)
Net assets:
Beginning of year	371,498	253,797	749,210	735,345	165,648	255,382
End of year	$249,692	$371,498	$441,296	$749,210	$148,273	$165,648

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2025 and 2024

	FT VIP Franklin Global Real Estate VIP Fund		FT VIP Franklin Income VIP Fund		FT VIP Franklin Mutual Global Discovery VIP Fund
	2025	2024	2025	2024	2025	2024
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$303	$432	$114,390	$124,254	$1,273	$517
Net realized gain (loss)	(39)	(43)	18,497	1,661	16,315	6,930
Change in unrealized gain (loss)	2,118	(654)	174,126	54,092	7,410	(4,755)
Net increase (decrease) in net assets from operations	2,382	(265)	307,013	180,007	24,998	2,692
From contract transactions:
Net purchase payments	—	—	12,020	16,710	—	—
Terminations and withdrawals	—	—	(310,244)	(149,386)	(25,716)	—
Contract benefits	—	—	(3,731)	(107,088)	—	—
Contract charges	—	—	(11,572)	(13,139)	(377)	(306)
Transfers	—	(1)	83,237	19,294	21,205	24,036
Net increase (decrease) in net assets from Contract transactions	—	(1)	(230,290)	(233,609)	(4,888)	23,730
Net increase (decrease) in net assets	2,382	(266)	76,723	(53,602)	20,110	26,422
Net assets:
Beginning of year	32,221	32,487	2,858,861	2,912,463	118,638	92,216
End of year	$34,603	$32,221	$2,935,584	$2,858,861	$138,748	$118,638

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2025 and 2024

	FT VIP Franklin Mutual Shares VIP Fund		FT VIP Franklin Rising Dividends VIP Fund		FT VIP Franklin Small Cap Value VIP Fund
	2025	2024	2025	2024	2025	2024
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$10,352	$11,133	$(3,436)	$986	$772	$(728)
Net realized gain (loss)	79,218	(23,455)	249,445	134,277	64,788	20,371
Change in unrealized gain (loss)	4,043	124,042	(2,739)	85,992	(5,757)	94,351
Net increase (decrease) in net assets from operations	93,613	111,720	243,270	221,255	59,803	113,994
From contract transactions:
Net purchase payments	360	360	22,890	120	16,515	60
Terminations and withdrawals	(181,425)	(306,845)	(240,799)	(273,843)	(157,940)	(67,717)
Contract benefits	(38,060)	(19,176)	(44,928)	(18,853)	(7,979)	(41,090)
Contract charges	(27,541)	(30,241)	(18,859)	(20,767)	(8,634)	(9,724)
Transfers	(361)	(16,081)	31,160	62,627	37,747	(22,724)
Net increase (decrease) in net assets from Contract transactions	(247,027)	(371,983)	(250,536)	(250,716)	(120,291)	(141,195)
Net increase (decrease) in net assets	(153,414)	(260,263)	(7,266)	(29,461)	(60,488)	(27,201)
Net assets:
Beginning of year	1,009,989	1,270,252	2,337,293	2,366,754	1,035,849	1,063,050
End of year	$856,575	$1,009,989	$2,330,027	$2,337,293	$975,361	$1,035,849

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2025 and 2024

	FT VIP Franklin Strategic Income VIP Fund		FT VIP Templeton Foreign VIP Fund		FT VIP Templeton Global Bond VIP Fund
	2025	2024	2025	2024	2025	2024
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$32,555	$31,042	$10,565	$10,797	$(8,675)	$(10,399)
Net realized gain (loss)	(5,509)	(29,687)	65,953	10,336	(108,993)	(119,025)
Change in unrealized gain (loss)	25,268	26,691	129,556	(34,863)	269,976	(35,420)
Net increase (decrease) in net assets from operations	52,314	28,046	206,074	(13,730)	152,308	(164,844)
From contract transactions:
Net purchase payments	—	17,500	—	—	—	—
Terminations and withdrawals	(43,834)	(138,582)	(36,387)	(36,135)	(240,128)	(347,751)
Contract benefits	(4,003)	—	(2,419)	(18,982)	(76,535)	(11,466)
Contract charges	(6,890)	(8,199)	(13,591)	(13,894)	(5,856)	(7,486)
Transfers	40,449	12,279	(39,215)	16,514	2,505	60,969
Net increase (decrease) in net assets from Contract transactions	(14,278)	(117,002)	(91,612)	(52,497)	(320,014)	(305,734)
Net increase (decrease) in net assets	38,036	(88,956)	114,462	(66,227)	(167,706)	(470,578)
Net assets:
Beginning of year	852,127	941,083	773,650	839,877	1,133,215	1,603,793
End of year	$890,163	$852,127	$888,112	$773,650	$965,509	$1,133,215

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2025 and 2024

	FT VIP Templeton Growth VIP Fund		Global Atlantic American Funds® Managed Risk Portfolio		Global Atlantic Balanced Managed Risk Portfolio
	2025	2024	2025	2024	2025	2024
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$(67)	$276	$1,635,826	$1,437,482	$946,859	$961,130
Net realized gain (loss)	67,918	11,779	7,818,730	971,450	953,587	525,119
Change in unrealized gain (loss)	71,976	21,049	3,642,782	13,131,664	2,941,290	4,594,773
Net increase (decrease) in net assets from operations	139,827	33,104	13,097,338	15,540,596	4,841,736	6,081,022
From contract transactions:
Net purchase payments	180	180	161,404	130,427	293,011	25,250
Terminations and withdrawals	(62,856)	(57,300)	(16,691,690)	(25,163,417)	(10,080,055)	(15,751,455)
Contract benefits	—	—	(1,742,404)	(2,027,451)	(1,017,470)	(1,106,864)
Contract charges	(19,495)	(20,865)	(4,444,751)	(4,935,010)	(2,402,741)	(2,791,123)
Transfers	(51,137)	22,889	(341,245)	(269,509)	895,307	381,097
Net increase (decrease) in net assets from Contract transactions	(133,308)	(55,096)	(23,058,686)	(32,264,960)	(12,311,948)	(19,243,095)
Net increase (decrease) in net assets	6,519	(21,992)	(9,961,348)	(16,724,364)	(7,470,212)	(13,162,073)
Net assets:
Beginning of year	666,876	688,868	148,254,803	164,979,167	72,303,892	85,465,965
End of year	$673,395	$666,876	$138,293,455	$148,254,803	$64,833,680	$72,303,892

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2025 and 2024

	Global Atlantic Blackrock Selects Managed Risk Portfolio		Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio (a)		Global Atlantic Moderate Managed Risk Portfolio (a)
	2025	2024	2025	2024	2025	2024
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$3,139,657	$1,509,041	$1,251,124	$1,392,110	$799,124	$805,888
Net realized gain (loss)	12,961,047	4,511,778	30,305,417	18,789,744	11,938,807	3,694,092
Change in unrealized gain (loss)	(5,374,481)	8,537,508	(24,412,203)	(8,566,886)	(6,170,383)	4,443,690
Net increase (decrease) in net assets from operations	10,726,223	14,558,327	7,144,338	11,614,968	6,567,548	8,943,670
From contract transactions:
Net purchase payments	187,112	138,136	131,401	130,493	278,759	45,784
Terminations and withdrawals	(19,235,020)	(25,843,162)	(20,505,929)	(29,840,545)	(11,325,493)	(12,409,789)
Contract benefits	(2,298,791)	(1,630,310)	(2,002,087)	(1,757,176)	(1,309,083)	(1,177,826)
Contract charges	(4,782,029)	(5,386,078)	(5,580,993)	(6,358,707)	(2,800,662)	(3,136,329)
Transfers	(363,780)	(497,816)	84,892	178,003	(714,903)	(85,080)
Net increase (decrease) in net assets from Contract transactions	(26,492,508)	(33,219,230)	(27,872,716)	(37,647,932)	(15,871,382)	(16,763,240)
Net increase (decrease) in net assets	(15,766,285)	(18,660,903)	(20,728,378)	(26,032,964)	(9,303,834)	(7,819,570)
Net assets:
Beginning of year	148,085,577	166,746,480	175,386,668	201,419,632	90,841,426	98,660,996
End of year	$132,319,292	$148,085,577	$154,658,290	$175,386,668	$81,537,592	$90,841,426

(a)  Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2025 and 2024

	Global Atlantic Moderately Aggressive Managed Risk Portfolio (a)		Global Atlantic Select Advisor Managed Risk Portfolio		Global Atlantic Wellington Research Managed Risk Portfolio
	2025	2024	2025	2024	2025	2024
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$1,202,535	$1,326,444	$866,518	$543,770	$1,531,977	$1,135,462
Net realized gain (loss)	43,669,271	21,776,590	6,182,531	1,066,560	50,458,441	20,058,928
Change in unrealized gain (loss)	(22,934,425)	10,156,522	(2,256,051)	6,408,399	(32,202,234)	14,987,379
Net increase (decrease) in net assets from operations	21,937,381	33,259,556	4,792,998	8,018,729	19,788,184	36,181,769
From contract transactions:
Net purchase payments	220,257	105,147	154,997	23,169	262,482	231,338
Terminations and withdrawals	(32,752,539)	(51,556,612)	(8,271,678)	(11,545,578)	(40,513,232)	(53,388,862)
Contract benefits	(3,397,922)	(2,404,661)	(941,171)	(720,583)	(3,922,887)	(2,722,576)
Contract charges	(8,487,637)	(9,737,330)	(2,056,615)	(2,299,534)	(9,399,797)	(10,597,158)
Transfers	(2,361,333)	(635,522)	63,630	(403,610)	(575,725)	(320,322)
Net increase (decrease) in net assets from Contract transactions	(46,779,174)	(64,228,978)	(11,050,837)	(14,946,136)	(54,149,159)	(66,797,580)
Net increase (decrease) in net assets	(24,841,793)	(30,969,422)	(6,257,839)	(6,927,407)	(34,360,975)	(30,615,811)
Net assets:
Beginning of year	272,967,042	303,936,464	69,117,613	76,045,020	308,035,963	338,651,774
End of year	$248,125,249	$272,967,042	$62,859,774	$69,117,613	$273,674,988	$308,035,963

(a)  Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2025 and 2024

	Goldman Sachs VIT Core Fixed Income Fund		Goldman Sachs VIT International Equity Insights Fund		Goldman Sachs VIT Mid Cap Growth Fund
	2025	2024	2025	2024	2025	2024
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$30,290	$35,454	$2,871	$2,678	$(958)	$(1,238)
Net realized gain (loss)	(25,313)	(27,278)	26,712	25,504	6,246	6,879
Change in unrealized gain (loss)	68,193	(11,153)	26,968	(10,186)	287	15,669
Net increase (decrease) in net assets from operations	73,170	(2,977)	56,551	17,996	5,575	21,310
From contract transactions:
Net purchase payments	16,586	—	22,719	40,105	—	—
Terminations and withdrawals	(126,921)	(48,144)	(5,853)	(109,089)	(42,846)	(10,998)
Contract benefits	(37,114)	(110,792)	—	—	(8,489)	—
Contract charges	(9,298)	(10,256)	(499)	(623)	(141)	(121)
Transfers	(27,802)	(31,803)	24,165	20,384	493	(636)
Net increase (decrease) in net assets from Contract transactions	(184,549)	(200,995)	40,532	(49,223)	(50,983)	(11,755)
Net increase (decrease) in net assets	(111,379)	(203,972)	97,083	(31,227)	(45,408)	9,555
Net assets:
Beginning of year	1,251,803	1,455,775	148,003	179,230	120,381	110,826
End of year	$1,140,424	$1,251,803	$245,086	$148,003	$74,973	$120,381

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2025 and 2024

	Goldman Sachs VIT Mid Cap Value Fund		Goldman Sachs VIT Multi-Strategy Alternatives Portfolio (b)		Goldman Sachs VIT Small Cap Equity Insights Fund
	2025	2024	2025	2024	2025	2024
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$(206)	$(393)	$(100)	$769	$(3,396)	$(1,497)
Net realized gain (loss)	8,604	8,847	(4,764)	(424)	62,828	62,328
Change in unrealized gain (loss)	(2,473)	4,960	5,331	913	40,204	47,669
Net increase (decrease) in net assets from operations	5,925	13,414	467	1,258	99,636	108,500
From contract transactions:
Net purchase payments	—	—	—	—	—	20,052
Terminations and withdrawals	(40,105)	(126,069)	—	(5,901)	(60,557)	(23,369)
Contract benefits	—	—	—	—	—	—
Contract charges	(395)	(374)	(27)	(146)	(1,780)	(1,758)
Transfers	11,964	13,106	(56,382)	—	12,414	4,120
Net increase (decrease) in net assets from Contract transactions	(28,536)	(113,337)	(56,409)	(6,047)	(49,923)	(955)
Net increase (decrease) in net assets	(22,611)	(99,923)	(55,942)	(4,789)	49,713	107,545
Net assets:
Beginning of year	93,178	193,101	55,942	60,731	703,310	595,765
End of year	$70,567	$93,178	$—	$55,942	$753,023	$703,310

(b)  Fund liquidation. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2025 and 2024

	Goldman Sachs VIT Trend Driven Allocation Fund		Goldman Sachs VIT U.S. Equity Insights Fund		Hartford Capital Appreciation HLS Fund
	2025	2024	2025	2024	2025	2024
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$2,231	$1,789	$(16,352)	$(19,540)	$(7,872)	$(5,752)
Net realized gain (loss)	7,941	(548)	518,607	537,042	263,383	107,559
Change in unrealized gain (loss)	(3,810)	6,508	(73,206)	245,086	(36,022)	246,321
Net increase (decrease) in net assets from operations	6,362	7,749	429,049	762,588	219,489	348,128
From contract transactions:
Net purchase payments	—	—	41,464	—	12,731	120
Terminations and withdrawals	(4,192)	(3,990)	(311,084)	(99,309)	(284,675)	(218,778)
Contract benefits	—	—	(206,774)	(293,857)	(32,510)	(20,427)
Contract charges	(3,019)	(3,053)	(24,870)	(25,350)	(23,437)	(24,471)
Transfers	(107)	33	2,060	22,616	1,723	42,943
Net increase (decrease) in net assets from Contract transactions	(7,318)	(7,010)	(499,204)	(395,900)	(326,168)	(220,613)
Net increase (decrease) in net assets	(956)	739	(70,155)	366,688	(106,679)	127,515
Net assets:
Beginning of year	72,131	71,392	3,275,169	2,908,481	1,936,288	1,808,773
End of year	$71,175	$72,131	$3,205,014	$3,275,169	$1,829,609	$1,936,288

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2025 and 2024

	Hartford Disciplined Equity HLS Fund		Hartford Dividend and Growth HLS Fund		Hartford International Opportunities HLS Fund
	2025	2024	2025	2024	2025	2024
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$(3,235)	$(2,571)	$8,852	$13,682	$3,305	$2,530
Net realized gain (loss)	192,014	33,943	296,154	145,991	30,795	13,898
Change in unrealized gain (loss)	(142,124)	96,799	(32,508)	47,710	114,251	28,488
Net increase (decrease) in net assets from operations	46,655	128,171	272,498	207,383	148,351	44,916
From contract transactions:
Net purchase payments	5,081	—	22,140	—	—	—
Terminations and withdrawals	(523,868)	(4,056)	(181,002)	(304,648)	(75,305)	(128,829)
Contract benefits	(6,591)	—	(8,759)	(18,649)	—	—
Contract charges	(2,813)	(4,022)	(30,285)	(31,474)	(12,136)	(12,793)
Transfers	716	(11,363)	14,915	(60,055)	(39,122)	10,315
Net increase (decrease) in net assets from Contract transactions	(527,475)	(19,441)	(182,991)	(414,826)	(126,563)	(131,307)
Net increase (decrease) in net assets	(480,820)	108,730	89,507	(207,443)	21,788	(86,391)
Net assets:
Beginning of year	644,664	535,934	1,765,278	1,972,721	570,048	656,439
End of year	$163,844	$644,664	$1,854,785	$1,765,278	$591,836	$570,048

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2025 and 2024

	Hartford Total Return Bond HLS Fund		Invesco V.I. Balanced-Risk Allocation Fund		Invesco V.I. Comstock Fund
	2025	2024	2025	2024	2025	2024
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$58,825	$33,044	$31,862	$40,582	$3,740	$4,832
Net realized gain (loss)	(19,695)	(80,439)	(23,727)	(71,690)	116,784	70,711
Change in unrealized gain (loss)	41,699	66,292	33,275	58,521	6,739	39,945
Net increase (decrease) in net assets from operations	80,829	18,897	41,410	27,413	127,263	115,488
From contract transactions:
Net purchase payments	56,404	—	10,332	—	—	—
Terminations and withdrawals	(104,557)	(406,290)	(88,911)	(281,705)	(189,855)	(24,588)
Contract benefits	(8,556)	(45,991)	(6,927)	—	—	—
Contract charges	(6,985)	(11,602)	(6,789)	(8,197)	(1,671)	(1,530)
Transfers	32,648	19,605	2,927	3,966	—	—
Net increase (decrease) in net assets from Contract transactions	(31,046)	(444,278)	(89,368)	(285,936)	(191,526)	(26,118)
Net increase (decrease) in net assets	49,783	(425,381)	(47,958)	(258,523)	(64,263)	89,370
Net assets:
Beginning of year	1,315,616	1,740,997	596,138	854,661	942,755	853,385
End of year	$1,365,399	$1,315,616	$548,180	$596,138	$878,492	$942,755

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2025 and 2024

	Invesco V.I. Core Equity Fund		Invesco V.I. Discovery Mid Cap Growth Fund		Invesco V.I. Equity and Income Fund
	2025	2024	2025	2024	2025	2024
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$(3,791)	$(3,420)	$(4,648)	$(4,565)	$4,633	$2,998
Net realized gain (loss)	60,530	59,935	48,076	(2,154)	30,944	23,921
Change in unrealized gain (loss)	40,336	90,781	(28,600)	101,523	23,171	31,958
Net increase (decrease) in net assets from operations	97,075	147,296	14,828	94,804	58,748	58,877
From contract transactions:
Net purchase payments	5,673	—	—	—	—	—
Terminations and withdrawals	(19,320)	(100,224)	(101,301)	(14,607)	(45,792)	(86,062)
Contract benefits	(22,560)	—	—	—	—	—
Contract charges	(13,598)	(13,109)	(158)	(515)	(3,324)	(3,229)
Transfers	(2,468)	(9,009)	18,459	29,254	(512)	1,068
Net increase (decrease) in net assets from Contract transactions	(52,273)	(122,342)	(83,000)	14,132	(49,628)	(88,223)
Net increase (decrease) in net assets	44,802	24,954	(68,172)	108,936	9,120	(29,346)
Net assets:
Beginning of year	674,098	649,144	538,248	429,312	559,719	589,065
End of year	$718,900	$674,098	$470,076	$538,248	$568,839	$559,719

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2025 and 2024

	Invesco V.I. EQV International Equity Fund		Invesco V.I. Global Fund		Invesco V.I. Global Real Estate Fund
	2025	2024	2025	2024	2025	2024
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$3,912	$7,838	$(3,901)	$(3,479)	$1,503	$2,500
Net realized gain (loss)	81,903	17,348	76,719	20,473	(1,364)	(6,096)
Change in unrealized gain (loss)	62,339	(25,870)	(21,324)	28,980	10,818	1,464
Net increase (decrease) in net assets from operations	148,154	(684)	51,494	45,974	10,957	(2,132)
From contract transactions:
Net purchase payments	240	240	—	37,084	—	—
Terminations and withdrawals	(182,476)	(150,808)	(1,434)	(48,017)	(22,183)	(75,023)
Contract benefits	(7,725)	(49,980)	—	—	—	—
Contract charges	(20,958)	(23,275)	(780)	(728)	(429)	(652)
Transfers	(40,138)	75,360	76	(153)	10,266	7,831
Net increase (decrease) in net assets from Contract transactions	(251,057)	(148,463)	(2,138)	(11,814)	(12,346)	(67,844)
Net increase (decrease) in net assets	(102,903)	(149,147)	49,356	34,160	(1,389)	(69,976)
Net assets:
Beginning of year	1,092,458	1,241,605	371,570	337,410	157,769	227,745
End of year	$989,555	$1,092,458	$420,926	$371,570	$156,380	$157,769

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2025 and 2024

	Invesco V.I. Government Money Market Fund		Invesco V.I. International Growth Fund (a)		Invesco V.I. Main Street Mid Cap Fund®
	2025	2024	2025	2024	2025	2024
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$164,722	$220,138	$(658)	$(519)	$(3,962)	$(4,203)
Net realized gain (loss)	—	—	8,467	771	44,766	2,310
Change in unrealized gain (loss)	—	—	5,091	1,619	(9,338)	69,908
Net increase (decrease) in net assets from operations	164,722	220,138	12,900	1,871	31,466	68,015
From contract transactions:
Net purchase payments	115,983	660,597	—	—	17,390	120
Terminations and withdrawals	(2,010,793)	(3,281,041)	—	(89,723)	(47,918)	(99,185)
Contract benefits	(38,473)	(123,305)	—	—	(17,579)	—
Contract charges	(68,649)	(62,089)	(162)	(147)	(1,905)	(2,304)
Transfers	1,456,228	3,328,816	2,053	2,742	7,706	(10,898)
Net increase (decrease) in net assets from Contract transactions	(545,704)	522,978	1,891	(87,128)	(42,306)	(112,267)
Net increase (decrease) in net assets	(380,982)	743,116	14,791	(85,257)	(10,840)	(44,252)
Net assets:
Beginning of year	5,579,509	4,836,393	86,891	172,148	440,461	484,713
End of year	$5,198,527	$5,579,509	$101,682	$86,891	$429,621	$440,461

(a)  Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2025 and 2024

	Invesco V.I. Main Street Small Cap Fund®		Invesco V.I. Small Cap Equity Fund		Lord Abbett Bond Debenture Portfolio
	2025	2024	2025	2024	2025	2024
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$(2,245)	$(3,594)	$(6,133)	$(6,537)	$120,603	$132,471
Net realized gain (loss)	50,798	19,055	35,996	34,855	(68,928)	(69,957)
Change in unrealized gain (loss)	(28,546)	23,579	14,739	83,885	132,065	108,937
Net increase (decrease) in net assets from operations	20,007	39,040	44,602	112,203	183,740	171,451
From contract transactions:
Net purchase payments	—	—	6,938	—	37,060	—
Terminations and withdrawals	(183,535)	(55,229)	(77,270)	(100,367)	(634,717)	(462,476)
Contract benefits	(8,421)	—	(7,148)	—	(23,047)	(38,951)
Contract charges	(309)	(467)	(7,814)	(8,465)	(16,641)	(18,342)
Transfers	1,168	905	9,412	(23,724)	23,976	23,592
Net increase (decrease) in net assets from Contract transactions	(191,097)	(54,791)	(75,882)	(132,556)	(613,369)	(496,177)
Net increase (decrease) in net assets	(171,090)	(15,751)	(31,280)	(20,353)	(429,629)	(324,726)
Net assets:
Beginning of year	365,246	380,997	684,118	704,471	2,870,841	3,195,567
End of year	$194,156	$365,246	$652,838	$684,118	$2,441,212	$2,870,841
The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2025 and 2024

	Lord Abbett Fundamental Equity Portfolio		Lord Abbett Growth Opportunities Portfolio		Lord Abbett Mid Cap Stock Portfolio
	2025	2024	2025	2024	2025	2024
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$(3,952)	$(1,035)	$(4,104)	$(4,144)	$(1,948)	$(2,232)
Net realized gain (loss)	132,006	94,889	79,393	(39,481)	23,453	65,402
Change in unrealized gain (loss)	9,328	89,765	(10,137)	183,630	(3,582)	(21,365)
Net increase (decrease) in net assets from operations	137,382	183,619	65,152	140,005	17,923	41,805
From contract transactions:
Net purchase payments	8,528	480	24,720	—	—	—
Terminations and withdrawals	(172,310)	(241,499)	(76,653)	(108,848)	(13,599)	(13,644)
Contract benefits	(15,341)	(30,451)	(48,467)	(10,431)	—	—
Contract charges	(20,330)	(23,404)	(2,596)	(3,156)	(200)	(193)
Transfers	(34,516)	(71,487)	(6,043)	(50,280)	—	(71,702)
Net increase (decrease) in net assets from Contract transactions	(233,969)	(366,361)	(109,039)	(172,715)	(13,799)	(85,539)
Net increase (decrease) in net assets	(96,587)	(182,742)	(43,887)	(32,710)	4,124	(43,734)
Net assets:
Beginning of year	1,135,183	1,317,925	503,328	536,038	304,100	347,834
End of year	$1,038,596	$1,135,183	$459,441	$503,328	$308,224	$304,100

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2025 and 2024

	Lord Abbett Short Duration Income Portfolio		LVIP American Century Capital Appreciation Fund		LVIP American Century Mid Cap Value Fund
	2025	2024	2025	2024	2025	2024
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$29,410	$27,522	$(1,435)	$(1,002)	$8,285	$19,423
Net realized gain (loss)	(1,404)	(4,326)	54,773	11,288	100,570	61,208
Change in unrealized gain (loss)	11,942	8,538	(52,496)	15,930	(16,061)	15,754
Net increase (decrease) in net assets from operations	39,948	31,734	842	26,216	92,794	96,385
From contract transactions:
Net purchase payments	35,840	21,027	—	30,903	21,998	—
Terminations and withdrawals	(34,811)	(54,603)	(45,557)	(32,121)	(169,887)	(116,270)
Contract benefits	—	—	—	—	(37,960)	(24,824)
Contract charges	(1,323)	(1,447)	(2,238)	(250)	(13,373)	(14,408)
Transfers	32,153	3,329	207,050	(355)	19,826	29,712
Net increase (decrease) in net assets from Contract transactions	31,859	(31,694)	159,255	(1,823)	(179,396)	(125,790)
Net increase (decrease) in net assets	71,807	40	160,097	24,393	(86,602)	(29,405)
Net assets:
Beginning of year	770,668	770,628	135,690	111,297	1,276,210	1,305,615
End of year	$842,475	$770,668	$295,787	$135,690	$1,189,608	$1,276,210

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2025 and 2024

	LVIP American Century Value Fund		MFS® Blended Research® Core Equity Portfolio		MFS® Blended Research® Small Cap Equity Portfolio
	2025	2024	2025	2024	2025	2024
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$9,156	$31,932	$(795)	$(290)	$(425)	$(377)
Net realized gain (loss)	168,824	158,655	44,970	20,614	11,068	(19,404)
Change in unrealized gain (loss)	57,844	(47,034)	(15,221)	25,668	(5,107)	34,360
Net increase (decrease) in net assets from operations	235,824	143,553	28,954	45,992	5,536	14,579
From contract transactions:
Net purchase payments	13,268	—	—	35,000	—	—
Terminations and withdrawals	(122,192)	(204,136)	(82,727)	(31,668)	(79,865)	(156,661)
Contract benefits	(44,470)	(53,150)	—	—	—	—
Contract charges	(9,873)	(10,880)	(200)	(113)	(381)	(380)
Transfers	(22,983)	(71,473)	—	1	7,788	(67,313)
Net increase (decrease) in net assets from Contract transactions	(186,250)	(339,639)	(82,927)	3,220	(72,458)	(224,354)
Net increase (decrease) in net assets	49,574	(196,086)	(53,973)	49,212	(66,922)	(209,775)
Net assets:
Beginning of year	1,679,675	1,875,761	239,749	190,537	290,082	499,857
End of year	$1,729,249	$1,679,675	$185,776	$239,749	$223,160	$290,082

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2025 and 2024

	MFS® Global Real Estate Portfolio		MFS® Growth Series		MFS® International Intrinsic Value Portfolio
	2025	2024	2025	2024	2025	2024
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$193	$517	$(31,232)	$(31,439)	$3,297	$2,061
Net realized gain (loss)	(660)	(71)	829,200	477,078	107,909	68,330
Change in unrealized gain (loss)	3,749	(6,377)	(409,947)	522,460	164,842	(10,416)
Net increase (decrease) in net assets from operations	3,282	(5,931)	388,021	968,099	276,048	59,975
From contract transactions:
Net purchase payments	—	30,903	31,889	—	20,154	—
Terminations and withdrawals	(11,876)	—	(390,185)	(467,669)	(150,822)	(60,654)
Contract benefits	—	—	(14,995)	(125,792)	(11,509)	(45,331)
Contract charges	(240)	(216)	(24,882)	(25,547)	(4,965)	(5,206)
Transfers	7,211	21,005	(5,968)	(25,311)	(60,539)	7,420
Net increase (decrease) in net assets from Contract transactions	(4,905)	51,692	(404,141)	(644,319)	(207,681)	(103,771)
Net increase (decrease) in net assets	(1,623)	45,761	(16,120)	323,780	68,367	(43,796)
Net assets:
Beginning of year	137,353	91,592	3,797,535	3,473,755	956,938	1,000,734
End of year	$135,730	$137,353	$3,781,415	$3,797,535	$1,025,305	$956,938

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2025 and 2024

	MFS® Investors Trust Series		MFS® Mid Cap Growth Series		MFS® Mid Cap Value Portfolio
	2025	2024	2025	2024	2025	2024
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$(293)	$(1,053)	$(2,102)	$(2,269)	$(2,137)	$794
Net realized gain (loss)	140,164	69,484	43,035	11,546	172,987	124,600
Change in unrealized gain (loss)	(101,219)	(2,217)	(31,343)	26,321	(105,293)	53,907
Net increase (decrease) in net assets from operations	38,652	66,214	9,590	35,598	65,557	179,301
From contract transactions:
Net purchase payments	—	—	18,186	20,052	—	30,903
Terminations and withdrawals	(26,614)	(118,616)	(55,856)	(43,705)	(169,816)	(88,194)
Contract benefits	—	—	(9,924)	—	(61,659)	(92,695)
Contract charges	(1,708)	(2,350)	(530)	(599)	(9,532)	(10,439)
Transfers	5,546	(55,717)	2,310	313	(8,213)	34,647
Net increase (decrease) in net assets from Contract transactions	(22,776)	(176,683)	(45,814)	(23,939)	(249,220)	(125,778)
Net increase (decrease) in net assets	15,876	(110,469)	(36,224)	11,659	(183,663)	53,523
Net assets:
Beginning of year	321,826	432,295	263,273	251,614	1,522,301	1,468,778
End of year	$337,702	$321,826	$227,049	$263,273	$1,338,638	$1,522,301

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2025 and 2024

	MFS® New Discovery Series		MFS® Research International Portfolio		MFS® Total Return Bond Series
	2025	2024	2025	2024	2025	2024
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$(5,879)	$(6,284)	$83	$364	$3,038	$2,611
Net realized gain (loss)	(42,236)	(59,914)	48	6,566	(1,585)	(154)
Change in unrealized gain (loss)	130,992	111,451	4,988	(2,638)	3,412	(1,324)
Net increase (decrease) in net assets from operations	82,877	45,253	5,119	4,292	4,865	1,133
From contract transactions:
Net purchase payments	8,283	120	—	—	4,000	1,250
Terminations and withdrawals	(125,848)	(71,146)	—	(3,228)	(31,908)	(1,643)
Contract benefits	(11,706)	(9,991)	—	—	—	—
Contract charges	(10,831)	(11,835)	—	—	(148)	(222)
Transfers	330	(12,104)	—	(43,329)	3,595	4,877
Net increase (decrease) in net assets from Contract transactions	(139,772)	(104,956)	—	(46,557)	(24,461)	4,262
Net increase (decrease) in net assets	(56,895)	(59,703)	5,119	(42,265)	(19,596)	5,395
Net assets:
Beginning of year	763,000	822,703	24,917	67,182	86,174	80,779
End of year	$706,105	$763,000	$30,036	$24,917	$66,578	$86,174

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2025 and 2024

	MFS® Utilities Series		MFS® Value Series		Nomura VIP Core Equity Series (a)
	2025	2024	2025	2024	2025	2024
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$5,229	$3,061	$5,648	$6,561	$(192)	$(137)
Net realized gain (loss)	5,927	8,450	105,814	148,468	3,799	1,520
Change in unrealized gain (loss)	25,653	16,040	6,194	(26,720)	(746)	2,168
Net increase (decrease) in net assets from operations	36,809	27,551	117,656	128,309	2,861	3,551
From contract transactions:
Net purchase payments	—	—	—	—	11,360	—
Terminations and withdrawals	(35,952)	(10,051)	(194,555)	(100,313)	(2,022)	—
Contract benefits	—	—	(6,757)	(112,644)	(3,896)	—
Contract charges	(174)	(216)	(29,323)	(31,924)	(28)	(16)
Transfers	1,599	(2,414)	(37,722)	(59,776)	(141)	7,370
Net increase (decrease) in net assets from Contract transactions	(34,527)	(12,681)	(268,357)	(304,657)	5,273	7,354
Net increase (decrease) in net assets	2,282	14,870	(150,701)	(176,348)	8,134	10,905
Net assets:
Beginning of year	289,105	274,235	1,137,797	1,314,145	23,266	12,361
End of year	$291,387	$289,105	$987,096	$1,137,797	$31,400	$23,266

(a)  Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2025 and 2024

	Nomura VIP International Core Equity Series (a)		Nomura VIP Value Series (a)		PIMCO All Asset Portfolio
	2025	2024	2025	2024	2025	2024
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$(8,197)	$3,789	$100	$46	$5,822	$8,384
Net realized gain (loss)	113,702	19,760	520	863	(3,762)	(256)
Change in unrealized gain (loss)	171,093	19,260	36	(501)	17,794	(4,136)
Net increase (decrease) in net assets from operations	276,598	42,809	656	408	19,854	3,992
From contract transactions:
Net purchase payments	24,878	—	—	—	—	—
Terminations and withdrawals	(147,765)	(43,510)	(1,328)	—	(15,181)	(264)
Contract benefits	(69,249)	(97,732)	—	—	(20,781)	—
Contract charges	(10,514)	(10,611)	—	—	(437)	(488)
Transfers	17,739	(11,624)	—	—	864	10,093
Net increase (decrease) in net assets from Contract transactions	(184,911)	(163,477)	(1,328)	—	(35,535)	9,341
Net increase (decrease) in net assets	91,687	(120,668)	(672)	408	(15,681)	13,333
Net assets:
Beginning of year	1,260,900	1,381,568	7,948	7,540	158,503	145,170
End of year	$1,352,587	$1,260,900	$7,276	$7,948	$142,822	$158,503

(a)  Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2025 and 2024

	PIMCO CommodityRealReturn® Strategy Portfolio		PIMCO Dynamic Bond Portfolio		PIMCO Emerging Markets Bond Portfolio
	2025	2024	2025	2024	2025	2024
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$7,724	$4,828	$6,983	$4,241	$5,540	$4,782
Net realized gain (loss)	(48,812)	(10,329)	(456)	(826)	(111)	(3,063)
Change in unrealized gain (loss)	112,991	21,209	3,896	1,414	6,945	3,473
Net increase (decrease) in net assets from operations	71,903	15,708	10,423	4,829	12,374	5,192
From contract transactions:
Net purchase payments	—	13,368	—	49,445	—	—
Terminations and withdrawals	(47,373)	(41,359)	(3,880)	(3,880)	(579)	(14,342)
Contract benefits	—	—	—	—	—	—
Contract charges	(1,898)	(2,289)	(155)	(146)	(133)	(121)
Transfers	(511,554)	2,115	174	354	—	(5)
Net increase (decrease) in net assets from Contract transactions	(560,825)	(28,165)	(3,861)	45,773	(712)	(14,468)
Net increase (decrease) in net assets	(488,922)	(12,457)	6,562	50,602	11,662	(9,276)
Net assets:
Beginning of year	525,907	538,364	150,466	99,864	90,420	99,696
End of year	$36,985	$525,907	$157,028	$150,466	$102,082	$90,420

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2025 and 2024

	PIMCO Global Managed Asset Allocation Portfolio		PIMCO High Yield Portfolio		PIMCO International Bond Portfolio (U.S. Dollar-Hedged)
	2025	2024	2025	2024	2025	2024
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$1,216	$794	$8,008	$7,796	$8,118	$9,198
Net realized gain (loss)	(32)	(67)	195	(1,315)	(4,108)	(4,475)
Change in unrealized gain (loss)	6,067	2,355	3,144	769	5,357	10,595
Net increase (decrease) in net assets from operations	7,251	3,082	11,347	7,250	9,367	15,318
From contract transactions:
Net purchase payments	—	—	—	17,500	3,317	—
Terminations and withdrawals	—	—	(1,517)	(19,961)	(27,456)	(9,748)
Contract benefits	—	—	—	—	(8,347)	(24,396)
Contract charges	—	—	(152)	(108)	(2,255)	(2,440)
Transfers	—	—	(24,181)	(42,059)	(6,341)	(7,268)
Net increase (decrease) in net assets from Contract transactions	—	—	(25,850)	(44,628)	(41,082)	(43,852)
Net increase (decrease) in net assets	7,251	3,082	(14,503)	(37,378)	(31,715)	(28,534)
Net assets:
Beginning of year	35,581	32,499	182,650	220,028	348,272	376,806
End of year	$42,832	$35,581	$168,147	$182,650	$316,557	$348,272

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2025 and 2024

	PIMCO Real Return Portfolio		PIMCO StocksPLUS® Global Portfolio		PIMCO Total Return Portfolio
	2025	2024	2025	2024	2025	2024
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$1,172	$693	$11,446	$13,909	$79,451	$80,564
Net realized gain (loss)	(75)	(96)	5,367	(8,945)	(36,722)	(62,903)
Change in unrealized gain (loss)	2,519	(149)	47,691	33,301	153,570	25,647
Net increase (decrease) in net assets from operations	3,616	448	64,504	38,265	196,299	43,308
From contract transactions:
Net purchase payments	—	13,368	4,927	—	16,584	213,682
Terminations and withdrawals	—	—	(34,503)	(103,022)	(166,930)	(295,906)
Contract benefits	—	—	(4,996)	—	—	(20,520)
Contract charges	(41)	(27)	(9,334)	(10,225)	(14,130)	(15,857)
Transfers	1,177	990	(28,737)	3,481	(10,558)	67,853
Net increase (decrease) in net assets from Contract transactions	1,136	14,331	(72,643)	(109,766)	(175,034)	(50,748)
Net increase (decrease) in net assets	4,752	14,779	(8,139)	(71,501)	21,265	(7,440)
Net assets:
Beginning of year	55,719	40,940	306,020	377,521	2,667,131	2,674,571
End of year	$60,471	$55,719	$297,881	$306,020	$2,688,396	$2,667,131

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2025 and 2024

	Putnam VT Core Equity Fund		Putnam VT Global Asset Allocation Fund		Putnam VT Income Fund
	2025	2024	2025	2024	2025	2024
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$(1,130)	$(563)	$(33)	$233	$63,390	$76,880
Net realized gain (loss)	16,987	13,262	3,887	23	(27,853)	(63,110)
Change in unrealized gain (loss)	12,873	17,816	(3,382)	2,753	63,255	10,446
Net increase (decrease) in net assets from operations	28,730	30,515	472	3,009	98,792	24,216
From contract transactions:
Net purchase payments	—	98,248	—	—	16,325	—
Terminations and withdrawals	—	—	(23,510)	—	(67,156)	(145,331)
Contract benefits	—	—	—	—	(8,041)	—
Contract charges	(366)	(251)	—	—	(10,193)	(11,016)
Transfers	6,854	1,915	224	—	56,637	2,442
Net increase (decrease) in net assets from Contract transactions	6,488	99,912	(23,286)	—	(12,428)	(153,905)
Net increase (decrease) in net assets	35,218	130,427	(22,814)	3,009	86,364	(129,689)
Net assets:
Beginning of year	174,900	44,473	22,814	19,805	1,553,911	1,683,600
End of year	$210,118	$174,900	$—	$22,814	$1,640,275	$1,553,911

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2025 and 2024

	Putnam VT International Value Fund		Putnam VT Large Cap Growth Fund		Putnam VT Large Cap Value Fund
	2025	2024	2025	2024	2025	2024
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$63	$1,026	$(6,036)	$(6,643)	$15,789	$5,757
Net realized gain (loss)	1,136	4,492	171,478	112,044	257,419	203,446
Change in unrealized gain (loss)	7,102	(2,181)	(64,640)	141,744	189,534	184,297
Net increase (decrease) in net assets from operations	8,301	3,337	100,802	247,145	462,742	393,500
From contract transactions:
Net purchase payments	—	—	13,490	360	21,407	49,445
Terminations and withdrawals	(5,820)	(39,112)	(248,225)	(87,378)	(239,706)	(238,772)
Contract benefits	—	—	(25,900)	(21,173)	(27,107)	(11,433)
Contract charges	(55)	(46)	(15,032)	(15,766)	(20,776)	(20,613)
Transfers	—	—	72,053	(85,941)	(38,932)	56,594
Net increase (decrease) in net assets from Contract transactions	(5,875)	(39,158)	(203,614)	(209,898)	(305,114)	(164,779)
Net increase (decrease) in net assets	2,426	(35,821)	(102,812)	37,247	157,628	228,721
Net assets:
Beginning of year	30,813	66,634	871,339	834,092	2,589,084	2,360,363
End of year	$33,239	$30,813	$768,527	$871,339	$2,746,712	$2,589,084

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2025 and 2024

	Putnam VT Mortgage Securities Fund		Putnam VT Small Cap Value Fund		TOPS® Managed Risk Balanced ETF Portfolio
	2025	2024	2025	2024	2025	2024
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$20,697	$15,681	$(710)	$77	$229,898	$253,756
Net realized gain (loss)	(1,941)	(4,187)	34,781	15,593	(1,407,858)	(1,344,040)
Change in unrealized gain (loss)	4,404	(1,466)	(16,205)	769	2,253,324	1,948,583
Net increase (decrease) in net assets from operations	23,160	10,028	17,866	16,439	1,075,364	858,299
From contract transactions:
Net purchase payments	—	—	—	30,903	17,660	54,928
Terminations and withdrawals	(3,997)	(10,077)	(41,074)	(123,853)	(2,326,670)	(2,121,949)
Contract benefits	—	—	—	—	(341,002)	(127,660)
Contract charges	(320)	(173)	(367)	(330)	(589,941)	(652,111)
Transfers	60,475	46	34,687	2,347	18,455	62,569
Net increase (decrease) in net assets from Contract transactions	56,158	(10,204)	(6,754)	(90,933)	(3,221,498)	(2,784,223)
Net increase (decrease) in net assets	79,318	(176)	11,112	(74,494)	(2,146,134)	(1,925,924)
Net assets:
Beginning of year	275,323	275,499	393,300	467,794	15,835,256	17,761,180
End of year	$354,641	$275,323	$404,412	$393,300	$13,689,122	$15,835,256

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (concluded)
For the Years Ended December 31, 2025 and 2024

	TOPS® Managed Risk Growth ETF Portfolio		TOPS® Managed Risk Moderate Growth ETF Portfolio
	2025	2024	2025	2024
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$434,734	$549,297	$488,741	$526,594
Net realized gain (loss)	(2,639,205)	(3,279,852)	(3,512,563)	(4,298,919)
Change in unrealized gain (loss)	7,274,643	6,555,167	5,907,253	6,246,323
Net increase (decrease) in net assets from operations	5,070,172	3,824,612	2,883,431	2,473,998
From contract transactions:
Net purchase payments	97,966	5,787	54,566	39,500
Terminations and withdrawals	(6,581,615)	(6,791,994)	(4,589,519)	(4,794,620)
Contract benefits	(597,527)	(304,282)	(508,047)	(443,035)
Contract charges	(2,069,340)	(2,255,940)	(1,366,607)	(1,496,171)
Transfers	(3,641)	(529,278)	72,781	(241,918)
Net increase (decrease) in net assets from Contract transactions	(9,154,157)	(9,875,707)	(6,336,826)	(6,936,244)
Net increase (decrease) in net assets	(4,083,985)	(6,051,095)	(3,453,395)	(4,462,246)
Net assets:
Beginning of year	56,553,129	62,604,224	36,108,394	40,570,640
End of year	$52,469,144	$56,553,129	$32,654,999	$36,108,394

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Notes to Financial Statements
December 31, 2025

Note 1 — Organization

Forethought Life Insurance Company Separate Account A ("Forethought Life Insurance Company Separate Account A" or the "Separate Account"), which is a funding vehicle for the ForeRetirement, ForeRetirement II, ForeRetirement III, ForeRetirement IV, ForeRetirement Foundation and ForeInvestors Choice variable annuity contracts, is a separate investment account of Forethought Life Insurance Company ("Forethought"), established on June 5, 2012, for the purpose of separating from the general assets of Forethought (the "General Account") those assets used to fund the variable portion of certain variable annuity contracts (the "Contracts") issued by Forethought. Forethought is the Sponsor of the Separate Account. Forethought is a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity"). Commonwealth Annuity is a wholly-owned indirect subsidiary of Global Atlantic Financial Group Limited ("GAFG"), a Bermuda company. GAFG is a wholly-owned subsidiary of KKR & Co., Inc. ("KKR").

Forethought is subject to the laws of the state of Indiana governing insurance companies and to regulation by the Commissioner of Insurance of Indiana. In addition, Forethought is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Forethought. The Separate Account cannot be charged with liabilities arising out of any other business of Forethought. The General Account is subject to the claims of creditors.

The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). Global Atlantic Distributors, LLC is the principal underwriter for the Separate Account and the Forethought Variable Insurance Trust (FVIT). Global Atlantic Distributors, LLC, an affiliate of Forethought, is a wholly-owned indirect subsidiary of GAFG.

The Separate Account is divided into Sub-Accounts, each of which invests exclusively in an Underlying Fund. Purchase payments for the Separate Account are allocated to one or more of the Sub-Accounts that comprise the Separate Account. One-hundred-twenty-one Sub-Accounts were offered by the Separate Account during 2025, of which one-hundred-nineteen had activity. Two Sub-Accounts had no Contract owner activity during the year and a zero balance at December 31, 2025.

A. The following underlying funds had net assets as of or during the year ended December 31,2025:

Underlying Fund	Class	Investment Adviser	Sub-Adviser
AB VPS Relative Value Portfolio	Class B	AllianceBernstein L.P.	—
American Funds Asset Allocation Fund	Class 4	Capital Research and Management CompanySM	—
American Funds Capital Income Builder®	Class 4	Capital Research and Management CompanySM	—
American Funds Capital World Growth and Income Fund	Class 4	Capital Research and Management CompanySM	—
American Funds Global Growth Fund	Class 4	Capital Research and Management CompanySM	—
American Funds Growth Fund	Class 4	Capital Research and Management CompanySM	—
American Funds Growth-Income Fund	Class 4	Capital Research and Management CompanySM	—
American Funds International Fund	Class 4	Capital Research and Management CompanySM	—
American Funds Managed Risk Asset Allocation Fund	Class P2	Capital Research and Management CompanySM	Milliman Financial Risk Management LLC
American Funds New World Fund	Class 4	Capital Research and Management CompanySM	—

Underlying Fund	Class	Investment Adviser	Sub-Adviser
American Funds The Bond Fund of America	Class 4	Capital Research and Management CompanySM	—
American Funds Washington Mutual Investors FundSM	Class 4	Capital Research and Management CompanySM	—
BlackRock Basic Value V.I. Fund	Class III	BlackRock Advisors, LLC	—
BlackRock Capital Appreciation V.I. Fund	Class III	BlackRock Advisors, LLC	—
BlackRock Equity Dividend V.I. Fund	Class III	BlackRock Advisors, LLC	—
BlackRock Global Allocation V.I. Fund	Class III	BlackRock Advisors, LLC	—
BlackRock High Yield V.I. Fund	Class III	BlackRock Advisors, LLC	—
BlackRock Managed Volatility V.I. Fund	Class III	BlackRock Advisors, LLC	—
BlackRock S&P 500 Index V.I. Fund	Class II	BlackRock Advisors, LLC	—
BlackRock S&P 500 Index V.I. Fund	Class III	BlackRock Advisors, LLC	—
BlackRock Total Return V.I. Fund	Class III	BlackRock Advisors, LLC	—
CVT EAFE International Index Portfolio	Class F	Calvert Research and Management	World Asset Management, Inc.
CVT Investment Grade Bond Index Portfolio	Class F	Calvert Research and Management	Ameritas Investment Partners, Inc.
CVT NASDAQ 100 Index Portfolio	Class F	Calvert Research and Management	Ameritas Investment Partners, Inc.
CVT Russell 2000 Small Cap Index Portfolio	Class F	Calvert Research and Management	Ameritas Investment Partners, Inc.
CVT S&P MidCap 400 Index Portfolio	Class F	Calvert Research and Management	Ameritas Investment Partners, Inc.
Dimensional VA Global Bond Portfolio	Institutional Shares	Dimensional Fund Advisors LP	—
Dimensional VA International Value Portfolio	Institutional Shares	Dimensional Fund Advisors LP	—
Dimensional VA U.S. Large Value Portfolio	Institutional Shares	Dimensional Fund Advisors LP	—
Dimensional VA U.S. Targeted Value Portfolio	Institutional Shares	Dimensional Fund Advisors LP	—
FT VIP Franklin Global Real Estate VIP Fund	Class 2	Franklin Templeton Institutional, LLC	—
FT VIP Franklin Income VIP Fund	Class 4	Franklin Advisers, Inc.	—
FT VIP Franklin Mutual Global Discovery VIP Fund	Class 4	Franklin Mutual Advisers, LLC	—
FT VIP Franklin Mutual Shares VIP Fund	Class 4	Franklin Mutual Advisers, LLC	—
FT VIP Franklin Rising Dividends VIP Fund	Class 4	Franklin Advisers, Inc.	—
FT VIP Franklin Small Cap Value VIP Fund	Class 4	Franklin Mutual Advisers, LLC	—
FT VIP Franklin Strategic Income VIP Fund	Class 4	Franklin Advisers, Inc.	—
FT VIP Templeton Foreign VIP Fund	Class 4	Templeton Investment Counsel, LLC	—

Separate Account A

Forethought Life Insurance Company
Notes to Financial Statements — (continued)
December 31, 2025

Underlying Fund	Class	Investment Adviser	Sub-Adviser
FT VIP Templeton Global Bond VIP Fund	Class 4	Franklin Advisers, Inc.	—
FT VIP Templeton Growth VIP Fund	Class 4	Templeton Global Advisors Limited	—
Global Atlantic American Funds® Managed Risk Portfolio	Class II	Global Atlantic Investment Advisors, LLC	Milliman Financial Risk Management, LLC
Global Atlantic Balanced Managed Risk Portfolio	Class II	Global Atlantic Investment Advisors, LLC	Milliman Financial Risk Management, LLC
Global Atlantic Blackrock Selects Managed Risk Portfolio	Class II	Global Atlantic Investment Advisors, LLC	Milliman Financial Risk Management, LLC
Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio	Class II	Global Atlantic Investment Advisors, LLC	Milliman Financial Risk Management, LLC
Global Atlantic Moderate Managed Risk Portfolio	Class II	Global Atlantic Investment Advisors, LLC	Milliman Financial Risk Management, LLC
Global Atlantic Moderately Aggressive Managed Risk Portfolio	Class II	Global Atlantic Investment Advisors, LLC	Milliman Financial Risk Management, LLC
Global Atlantic Select Advisor Managed Risk Portfolio	Class II	Global Atlantic Investment Advisors, LLC	Milliman Financial Risk Management, LLC
Global Atlantic Wellington Research Managed Risk Portfolio	Class II	Global Atlantic Investment Advisors, LLC	Milliman Financial Risk Management, LLC
Goldman Sachs VIT Core Fixed Income Fund	Service Shares	Goldman Sachs Asset Management, L.P.	—
Goldman Sachs VIT International Equity Insights Fund	Service Shares	Goldman Sachs Asset Management, L.P.	—
Goldman Sachs VIT Mid Cap Growth Fund	Service Shares	Goldman Sachs Asset Management, L.P.	—
Goldman Sachs VIT Mid Cap Value Fund	Service Shares	Goldman Sachs Asset Management, L.P.	—
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio	Advisor Shares	Goldman Sachs Asset Management, L.P.	—
Goldman Sachs VIT Small Cap Equity Insights Fund	Service Shares	Goldman Sachs Asset Management, L.P.	—
Goldman Sachs VIT Trend Driven Allocation Fund	Service Shares	Goldman Sachs Asset Management, L.P.	—
Goldman Sachs VIT U.S. Equity Insights Fund	Service Shares	Goldman Sachs Asset Management, L.P.	—
Hartford Capital Appreciation HLS Fund	Class IB	Hartford Funds Management Company, LLC	Wellington Management Company, LLP
Hartford Disciplined Equity HLS Fund	Class IB	Hartford Funds Management Company, LLC	Wellington Management Company, LLP
Hartford Dividend and Growth HLS Fund	Class IB	Hartford Funds Management Company, LLC	Wellington Management Company, LLP
Hartford International Opportunities HLS Fund	Class IB	Hartford Funds Management Company, LLC	Wellington Management Company, LLP
Hartford Total Return Bond HLS Fund	Class IB	Hartford Funds Management Company, LLC	Wellington Management Company, LLP

Underlying Fund	Class	Investment Adviser	Sub-Adviser
Invesco V.I. Balanced-Risk Allocation Fund	Series II	Invesco Advisers, Inc.	—
Invesco V.I. Comstock Fund	Series II	Invesco Advisers, Inc.	—
Invesco V.I. Core Equity Fund	Series II	Invesco Advisers, Inc.	—
Invesco V.I. Discovery Mid Cap Growth Fund	Series II	Invesco Advisers, Inc.	—
Invesco V.I. Equity and Income Fund	Series II	Invesco Advisers, Inc.	—
Invesco V.I. EQV International Equity Fund	Series II	Invesco Advisers, Inc.	—
Invesco V.I. Global Fund	Series II	Invesco Advisers, Inc.	—
Invesco V.I. Global Real Estate Fund	Series II	Invesco Advisers, Inc.	Invesco Asset Management Limited
Invesco V.I. Government Money Market Fund	Series I	Invesco Advisers, Inc.	—
Invesco V.I. International Growth Fund	Series II	Invesco Advisers, Inc.	—
Invesco V.I. Main Street Mid Cap Fund®	Series II	Invesco Advisers, Inc.	—
Invesco V.I. Main Street Small Cap Fund®	Series II	Invesco Advisers, Inc.	—
Invesco V.I. Small Cap Equity Fund	Series II	Invesco Advisers, Inc.	—
Lord Abbett Bond Debenture Portfolio	Class VC	Lord, Abbett & Co. LLC	—
Lord Abbett Fundamental Equity Portfolio	Class VC	Lord, Abbett & Co. LLC	—
Lord Abbett Growth Opportunities Portfolio	Class VC	Lord, Abbett & Co. LLC	—
Lord Abbett Mid Cap Stock Portfolio	Class VC	Lord, Abbett & Co. LLC	—
Lord Abbett Short Duration Income Portfolio	Class VC	Lord, Abbett & Co. LLC	—
LVIP American Century Capital Appreciation Fund	Service Class	American Century Investment Management, Inc.	—
LVIP American Century Mid Cap Value Fund	Service Class	American Century Investment Management, Inc.	—
LVIP American Century Value Fund	Service Class	American Century Investment Management, Inc.	—
MFS® Blended Research® Core Equity Portfolio	Service Class	MFS	—
MFS® Blended Research® Small Cap Equity Portfolio	Service Class	MFS	—
MFS® Global Real Estate Portfolio	Service Class	MFS	—
MFS® Growth Series	Service Class	MFS	—
MFS® International Intrinsic Value Portfolio	Service Class	MFS	—
MFS® Investors Trust Series	Service Class	MFS	—

Separate Account A

Forethought Life Insurance Company
Notes to Financial Statements — (continued)
December 31, 2025

Underlying Fund	Class	Investment Adviser	Sub-Adviser
MFS® Mid Cap Growth Series	Service Class	MFS	—
MFS® Mid Cap Value Portfolio	Service Class	MFS	—
MFS® New Discovery Series	Service Class	MFS	—
MFS® Research International Portfolio	Service Class	MFS	—
MFS® Total Return Bond Series	Service Class	MFS	—
MFS® Utilities Series	Service Class	MFS	—
MFS® Value Series	Service Class	MFS	—
Nomura VIP Core Equity Series	Service Class	Ivy Investment Management Company	—
Nomura VIP International Core Equity Series	Service Class	Ivy Investment Management Company	—
Nomura VIP Value Series	Service Class	Ivy Investment Management Company	—
PIMCO All Asset Portfolio	Advisor Class	PIMCO	Research Affiliates, LLC
PIMCO CommodityRealReturn® Strategy Portfolio	Advisor Class	PIMCO	—
PIMCO Dynamic Bond Portfolio	Advisor Class	PIMCO	—
PIMCO Emerging Markets Bond Portfolio	Advisor Class	PIMCO	—
PIMCO Global Managed Asset Allocation Portfolio	Advisor Class	PIMCO	—
PIMCO High Yield Portfolio	Advisor Class	PIMCO	—
PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	Advisor Class	PIMCO	—
PIMCO Real Return Portfolio	Advisor Class	PIMCO	—
PIMCO StocksPLUS® Global Portfolio	Advisor Class	PIMCO	—
PIMCO Total Return Portfolio	Advisor Class	PIMCO	—
Putnam VT Core Equity Fund	Class IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT Global Asset Allocation Fund	Class IB	Putnam Investment Management, LLC	Putnam Investments Limited

Underlying Fund	Class	Investment Adviser	Sub-Adviser
Putnam VT Income Fund	Class IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT International Value Fund	Class IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT Large Cap Growth Fund	Class IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT Large Cap Value Fund	Class IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT Mortgage Securities Fund	Class IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT Small Cap Value Fund	Class IB	Putnam Investment Management, LLC	Putnam Investments Limited
TOPS® Managed Risk Balanced ETF Portfolio	Class 3	ValMark Advisers, Inc.	Milliman Financial Risk Management, LLC
TOPS® Managed Risk Growth ETF Portfolio	Class 3	ValMark Advisers, Inc.	Milliman Financial Risk Management, LLC
TOPS® Managed Risk Moderate Growth ETF Portfolio	Class 3	ValMark Advisers, Inc.	Milliman Financial Risk Management, LLC

B. The following underlying funds had no assets as of or during the year ended December 31,2025:

Underlying Fund	Class
LVIP American Century Disciplined Core Value Fund	Service Class
Nomura VIP Asset Strategy Series	Service Class

In 2025 the following Sub-Accounts were renamed:

Date	New Name	Old Name
May 1, 2025	Global Atlantic Franklin Tactical	Global Atlantic Franklin Dividend and
	Allocation Managed Risk Portfolio	Income Managed Risk Portfolio
May 1, 2025	Global Atlantic Moderate	Global Atlantic Moderate Growth
	Managed Risk Portfolio	Managed Risk Portfolio
May 1, 2025	Global Atlantic Moderately	Global Atlantic Growth Managed
	Aggressive Managed Risk Portfolio	Risk Portfolio
August 22, 2025	Invesco V.I. International Growth Fund	Invesco Oppenheimer V.I.
International Growth Fund
December 1, 2025	Nomura VIP Asset Strategy Series	Macquarie VIP Asset Strategy Series
December 1, 2025	Nomura VIP Core Equity Series	Macquarie VIP Core Equity Series
December 1, 2025	Nomura VIP International Core	Macquarie VIP International Core
	Equity Series	Equity Series
December 1, 2025	Nomura VIP Value Series	Macquarie VIP Value Series

In 2025 the following Sub-Account was liquidated:

Date	Liquidated Sub-Account
April 11, 2025	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio

Separate Account A

Forethought Life Insurance Company
Notes to Financial Statements — (continued)
December 31, 2025

Note 2 — Summary of Significant Accounting Policies

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") and Financial Accounting Standards Board ("FASB") Accounting Standards Codification 946 "Financial Services — Investment Companies". The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates at the date of the financial statements. Actual results could differ from those estimates.

Subsequent Events

For the year ended December 31, 2025, Forethought evaluated subsequent events through April 16, 2026 the issuance date of the financial statements. There are no subsequent events requiring accounting adjustments or disclosure.

Investments

Investment transactions are recorded as of the trade date. Investments held by the Sub-Accounts are recorded at fair value based on the stated net asset value per share ("NAV") of the Underlying Funds. The change in the difference between cost and fair value is reflected in unrealized gain (loss) in the statements of operations. Realized investment gains and losses are determined using the average cost method. Dividend income and capital gain distributions are recorded on the ex-distribution date and are reinvested in additional shares of the Underlying Funds at NAV. Investment income receivable represents dividends receivable by, but not yet reinvested in, the Underlying Funds.

Financial Instruments

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (the exit price). The best evidence of fair value is a quoted price in an active market. If listed prices or quotations are not available, fair value is determined by reference to prices of similar instruments and quoted prices or recent prices in less active markets.

U.S. GAAP establishes a three-level valuation hierarchy based upon observable and non-observable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. The fair value hierarchy prioritizes inputs to the valuation techniques used to measure fair value, giving the highest priority to Level 1 inputs and the lowest priority to Level 3 inputs. A financial instrument's level in the fair value hierarchy is based on the lowest level of any input that is significant to fair value measurement of the financial instrument. The three levels of the fair value hierarchy are described below:

Basis of Fair Value Measurement

•  Level 1 — Inputs are unadjusted quoted prices in active markets to which Forethought had access at the measurement date for identical, unrestricted assets or liabilities.

•  Level 2 — Inputs to valuation techniques are observable either directly or indirectly through quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

•  Level 3 — Model-derived where one or more inputs to the valuation techniques are significant and unobservable.

The Underlying Funds in the Separate Account produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as level 1.

Annuitized Contracts

Net assets allocated to Contracts in the payout phase ("Payout Reserves") involving life contingencies are computed according to the 2012 IAR mortality tables. The assumed investment return is 4.0 percent. The mortality risk is fully borne by Forethought and may result in greater amounts being transferred into the Separate Account by Forethought to cover greater than expected longevity of annuitants. Conversely, if amounts allocated exceed amounts required, transfers may be made to Forethought.

Statements of Changes in Net Assets

Contract owners may allocate their Contract values to variable investment options in the Separate Account and the Fixed Account. The Fixed Account is a part of the General Account that guarantees principal and a fixed minimum interest rate.

Net purchase payments represent payments by Contract owners under the Contracts (excluding amounts allocated to the Fixed Account) reduced by applicable deductions, charges, and state premium taxes. Terminations and withdrawals are payments to Contract owners and beneficiaries made under the terms of the Contracts and amounts that Contract owners have requested to be withdrawn and paid to them. Contract charges are deductions from Contract values for optional rider benefits and annual Contract fees. Contract benefits are payments made to Contract owners and beneficiaries under the terms of the Contracts. Transfers include amounts that Contract owners have directed to be moved among variable Sub-Accounts, along with transfers from and to Contracts in the annuitization phase, reserve adjustments, and withdrawal charges.

Federal Income Taxes

The operations of the Separate Account are included in the federal income tax return of Forethought, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, Forethought does not expect to incur federal income taxes on the earnings or realized capital gains attributable to the Separate Account. Based on this, no Federal income tax provision is required. Forethought will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts. The Separate Account did not record any changes in and had no recorded liabilities for uncertain tax benefits or related interest and penalties as of and for the year ended December 31, 2025.

Diversification Requirement

Under the provisions of Section 817(h) of the IRC, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the IRC. Forethought believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

Segment Reporting

The Separate Account is engaged in a single line of business as a funding vehicle for the ForeRetirement, ForeRetirement II, ForeRetirement III, ForeRetirement IV, ForeRetirement Foundation and ForeInvestors Choice variable annuity contracts, established for the purpose of separating from the General Account those assets used to fund the variable portion of the Contracts issued by Forethought. The President of Forethought acts as the chief operating decision maker ("CODM"), who is responsible for ensuring the Separate Account maintains compliance with its Contract agreements and meets applicable regulations and reporting requirements. Each Sub-Account's operations constitute a single operating segment, and therefore, a single reportable segment, because the CODM manages the business using Net Increase in net assets from operations as their performance measure, in order to make operational decisions of each of the Sub-Accounts within the Separate Account. Refer to the Statements of Net Assets, Statements of Operations and Statements of Changes in Net Assets and related notes for each Sub-Account's operating segment assets, revenues, and significant expenses.

Expense Disaggregation Disclosures

In November 2024, the FASB issued ASU 2024-03, "Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses" ("ASU 2024-03"). ASU 2024-03 requires a public business entity to provide disaggregated disclosures of certain categories of expenses on an annual and interim basis. The update will be effective for annual periods beginning after December 15, 2026 and interim periods beginning after December 15, 2027. Forethought is currently evaluating the impact of adopting this guidance on the Separate Account's financial statements and disclosures.

Note 3 — Expenses and Related Party Transactions

Forethought assesses a Mortality and Expense Risk Fee to compensate for certain mortality and expense risks it has assumed. The mortality risk assumed by Forethought is that annuitants may live for a longer time than anticipated, and that Forethought therefore will pay an aggregate amount of benefit payments greater than anticipated. The expense risk assumed is that the expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges provided in the Contracts. If the fee for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, Forethought will absorb the losses. If costs are less than the amounts charged, the difference will be a profit to Forethought. Forethought also assesses an Administrative Charge to compensate for administrative expenses of the Contracts. Forethought assesses a Premium Based Charge to compensate for a portion of acquisition expenses, including promotion and distribution of the contract.

A daily Fund Facilitation Fee is applied to the assets in certain Sub-Accounts. The Fund Facilitation Fee allows Forethought to offer the funds underlying these certain Sub-Accounts to Contract holders, even though the amounts paid to Forethought by the funds may not be sufficient for Forethought to meet expenses and revenue targets.

Separate Account A

Forethought Life Insurance Company
Notes to Financial Statements — (continued)
December 31, 2025

Separate Account Annual Expenses (as a percentage of average daily Contract Value excluding Fixed Accumulation Feature and Personal Pension Account investments)	B Share	C Share	L Share	I Share
ForeRetirement
Mortality and Expense Risk Fee (1)	0.45%	1.35%	0.80%	N/A
Administrative Charge (2)	0.20%	0.20%	0.20%	N/A
Premium Based Charge (2)	0.50%	None	0.50%	N/A
Maximum Fund Facilitation Fee (2)(3)	0.50%	0.50%	0.50%	N/A
Total Separate Account Annual Expenses	1.65%	2.05%	2.00%
ForeRetirement II
Mortality and Expense Risk Fee (1)	0.45%	1.45%	0.90%	N/A
Administrative Charge (2)	0.20%	0.20%	0.20%	N/A
Premium Based Charge (2)	0.50%	None	0.50%	N/A
Maximum Fund Facilitation Fee (2)(3)	0.50%	0.50%	0.50%	N/A
Total Separate Account Annual Expenses	1.65%	2.15%	2.10%
ForeRetirement III
Mortality and Expense Risk Fee (1)	0.45%	1.45%	0.90%	N/A
Administrative Charge (2)	0.20%	0.20%	0.20%	N/A
Premium Based Charge (2)	0.50%	None	0.50%	N/A
Maximum Fund Facilitation Fee (2)(3)	0.50%	0.50%	0.50%	N/A
Total Separate Account Annual Expenses	1.65%	2.15%	2.10%
ForeRetirement IV
Mortality and Expense Risk Fee (1)	0.45%	1.45%	N/A	0.10%
Administrative Charge (2)	0.20%	0.20%	N/A	0.20%
Premium Based Charge (2)	0.50%	None	N/A	None
Maximum Fund Facilitation Fee (2)(3)	0.50%	0.50%	N/A	0.50%
Total Separate Account Annual Expenses	1.65%	2.15%		0.80%
ForeRetirement Foundation
Mortality and Expense Risk Fee (1)	0.80%	1.45%	0.90%	N/A
Administrative Charge (2)	0.20%	0.20%	0.20%	N/A
Premium Based Charge (2)	None	None	0.50%	N/A
Maximum Fund Facilitation Fee (2)(3)	0.50%	0.50%	0.50%	N/A
Total Separate Account Annual Expenses	1.50%	2.15%	2.10%
Separate Account Annual Expenses (as a percentage of average daily Contract Value excluding Fixed Accumulation Feature and Personal Pension Account investments)	B Share	C Share	L Share	I Share
ForeInvestors Choice
Mortality and Expense Risk Fee (1)	0.80%	0.95%	N/A	0.10%
Administrative Charge (2)	0.20%	0.20%	N/A	0.20%
Premium Based Charge (2)	None	None	N/A	None
Maximum Fund Facilitation Fee (2)(3)	0.50%	0.50%	N/A	0.50%
Total Separate Account Annual Expenses	1.50%	1.65%		0.80%

(1)  Statement of Operations, Mortality and expense risk fees

(2)  Statement of Operations, Other expenses

(3)  Fee is applied daily to amounts invested in the following Sub-Accounts:

  American Funds Managed Risk Asset Allocation Fund

  BlackRock High Yield V.I. Fund

  BlackRock U.S. Government Bond V.I. Fund

  Calvert VP Investment Grade Bond Index Portfolio

  Calvert VP NASDAQ 100 Index Portfolio

  DFA VA Global Bond Portfolio

  DFA VA International Value Portfolio

  DFA VA US Large Value Portfolio

  DFA VA US Targeted Value Portfolio

  FT VIP Franklin Global Real Estate VIP Fund

  Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

  Global Atlantic Growth Managed Risk Portfolio

  Global Atlantic Select Advisor Managed Risk Portfolio

  Goldman Sachs VIT Core Fixed Income Fund

  Hartford Capital Appreciation HLS Fund

  Hartford Total Return Bond HLS Fund

  Invesco V.I. Government Money Market Fund

  MFS® Total Return Bond Series

  PIMCO CommodityRealReturn® Strategy Portfolio

  PIMCO Real Return Portfolio

  PIMCO Total Return Portfolio

  TOPS® Managed Risk Balanced ETF Portfolio

  TOPS® Managed Risk Growth ETF Portfolio

  TOPS® Managed Risk Moderate Growth ETF Portfolio

Some states and municipalities impose premium taxes, which currently range up to 3.5%, on variable annuity contracts.

There are other fees and charges that may be assessed at the discretion of Forethought, in accordance with Contract terms.

Global Atlantic Investment Advisors, LLC (GAIA) is the investment adviser to the FVIT. GAIA, an affiliate of Forethought, is a wholly owned indirect subsidiary of GAFG.

During the year ended December 31, 2025, management fees of the underlying FVIT funds were paid by the underlying fund to GAIA in its capacity as investment manager of the FVIT funds, which is an indirect expense of the Separate Account.

The FVIT funds' advisory agreement provides for each fund to pay a fee to GAIA, equal to an annual rate ranging from 0.55% to 0.90% of the applicable fund's average daily net assets. In addition, according to the Plan of Distribution and Service pursuant to Rule 12b-1 under the 1940 Act, Class II shares of each FVIT fund paid a fee to Global Atlantic Distributors, LLC equal to an annual rate of 0.25% of the fund's average daily net assets. Class I shares paid no 12b-1 fee. These fees are direct expenses of the funds, and indirect expenses of the Separate Account.

Note 4 — Changes In Units Outstanding

The changes in units outstanding were as follows:

	2025			2024
Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
AB VPS Relative Value Portfolio	—	(1,246)	(1,246)	—	(1)	(1)
American Funds Asset Allocation Fund	25,731	(36,277)	(10,546)	3,769	(24,796)	(21,027)
American Funds Capital Income Builder®	760	(1,597)	(837)	—	(9,172)	(9,172)
American Funds Capital World Growth and Income Fund	788	(8,296)	(7,508)	868	(10,910)	(10,042)
American Funds Global Growth Fund	670	(14,805)	(14,135)	5,173	(19,858)	(14,685)
American Funds Growth Fund	27,498	(55,872)	(28,374)	25,541	(103,513)	(77,972)
American Funds Growth-Income Fund	5,708	(35,211)	(29,503)	12,584	(61,611)	(49,027)
American Funds International Fund	4,855	(33,743)	(28,888)	13,187	(43,209)	(30,022)
American Funds Managed Risk Asset Allocation Fund	120,632	(4,342,000)	(4,221,368)	125,477	(5,801,035)	(5,675,558)
American Funds New World Fund	2,255	(11,784)	(9,529)	7,939	(8,373)	(434)
American Funds The Bond Fund of America	22,739	(69,872)	(47,133)	16,690	(1,899)	14,791
American Funds Washington Mutual Investors FundSM	3,478	(22,421)	(18,943)	28,991	(29,538)	(547)
BlackRock Basic Value V.I. Fund	—	(1,337)	(1,337)	4	(11)	(7)
BlackRock Capital Appreciation V.I. Fund	4,606	(20,776)	(16,170)	6,607	(20,655)	(14,048)
BlackRock Equity Dividend V.I. Fund	516	(17,669)	(17,153)	3,577	(28,194)	(24,617)
BlackRock Global Allocation V.I. Fund	851	(42,913)	(42,062)	934	(46,224)	(45,290)
BlackRock High Yield V.I. Fund	2,139	(8,107)	(5,968)	7,814	(22,152)	(14,338)
BlackRock Managed Volatility V.I. Fund	72,030	(221,758)	(149,728)	81,628	(272,072)	(190,444)
BlackRock S&P 500 Index V.I. Fund Class II	28,414	(31,658)	(3,244)	28,779	(26,838)	1,941
BlackRock S&P 500 Index V.I. Fund Class III	10,443	(17,080)	(6,637)	1,402	(18,544)	(17,142)
BlackRock Total Return V.I. Fund	2,398	(11,237)	(8,839)	6,302	(23,086)	(16,784)
CVT EAFE International Index Portfolio	3,248	(7,107)	(3,859)	1,750	(1,911)	(161)

Separate Account A

Forethought Life Insurance Company
Notes to Financial Statements — (continued)
December 31, 2025

	2025			2024
Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
CVT Investment Grade Bond Index Portfolio	771	(507)	264	7,577	(8,797)	(1,220)
CVT NASDAQ 100 Index Portfolio	19,523	(20,701)	(1,178)	6,547	(14,631)	(8,084)
CVT Russell 2000 Small Cap Index Portfolio	2,859	(6,731)	(3,872)	4,106	(22,238)	(18,132)
CVT S&P MidCap 400 Index Portfolio	2,776	(10,730)	(7,954)	2,599	(32,183)	(29,584)
Dimensional VA Global Bond Portfolio	351	(17,656)	(17,305)	314	(1,948)	(1,634)
Dimensional VA International Value Portfolio	—	(13,871)	(13,871)	8,808	(1,474)	7,334
Dimensional VA U.S. Large Value Portfolio	—	(21,279)	(21,279)	2,801	(7,095)	(4,294)
Dimensional VA U.S. Targeted Value Portfolio	207	(1,708)	(1,501)	1,724	(7,510)	(5,786)
FT VIP Franklin Global Real Estate VIP Fund	—	—	—	—	—	—
FT VIP Franklin Income VIP Fund	9,326	(24,310)	(14,984)	3,740	(19,109)	(15,369)
FT VIP Franklin Mutual Global Discovery VIP Fund	7,369	(7,669)	(300)	1,427	(19)	1,408
FT VIP Franklin Mutual Shares VIP Fund	1,538	(13,081)	(11,543)	2,363	(24,774)	(22,411)
FT VIP Franklin Rising Dividends VIP Fund	2,585	(10,971)	(8,386)	8,942	(18,588)	(9,646)
FT VIP Franklin Small Cap Value VIP Fund	3,815	(9,621)	(5,806)	2,058	(8,143)	(6,085)
FT VIP Franklin Strategic Income VIP Fund	3,839	(5,137)	(1,298)	14,114	(24,702)	(10,588)
FT VIP Templeton Foreign VIP Fund	426	(7,074)	(6,648)	6,700	(10,855)	(4,155)
FT VIP Templeton Global Bond VIP Fund	3,421	(43,003)	(39,582)	12,422	(50,197)	(37,775)
FT VIP Templeton Growth VIP Fund	351	(7,691)	(7,340)	3,309	(6,603)	(3,294)
Global Atlantic American Funds® Managed Risk Portfolio	52,074	(1,432,594)	(1,380,520)	35,176	(2,104,102)	(2,068,926)
Global Atlantic Balanced Managed Risk Portfolio	84,703	(943,621)	(858,918)	87,516	(1,488,786)	(1,401,270)
Global Atlantic Blackrock Selects Managed Risk Portfolio	17,598	(1,931,963)	(1,914,365)	18,806	(2,555,338)	(2,536,532)
Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio (a)	23,563	(1,742,444)	(1,718,881)	92,073	(2,463,952)	(2,371,879)
Global Atlantic Moderate Managed Risk Portfolio (a)	35,283	(1,063,849)	(1,028,566)	17,469	(1,156,734)	(1,139,265)
Global Atlantic Moderately Aggressive Managed Risk Portfolio (a)	21,978	(2,937,547)	(2,915,569)	100,499	(4,315,147)	(4,214,648)
Global Atlantic Select Advisor Managed Risk Portfolio	16,295	(680,144)	(663,849)	4,153	(955,933)	(951,780)
Global Atlantic Wellington Research Managed Risk Portfolio	33,290	(3,149,523)	(3,116,233)	111,015	(4,147,654)	(4,036,639)
Goldman Sachs VIT Core Fixed Income Fund	4,044	(21,607)	(17,563)	144	(20,011)	(19,867)
Goldman Sachs VIT International Equity Insights Fund	3,562	(1,346)	2,216	8,421	(11,050)	(2,629)
Goldman Sachs VIT Mid Cap Growth Fund	—	(1,954)	(1,954)	1,726	(2,178)	(452)
Goldman Sachs VIT Mid Cap Value Fund	579	(1,937)	(1,358)	579	(6,485)	(5,906)
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio (b)	—	(5,451)	(5,451)	—	(584)	(584)

	2025			2024
Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Goldman Sachs VIT Small Cap Equity Insights Fund	984	(3,184)	(2,200)	3,512	(3,393)	119
Goldman Sachs VIT Trend Driven Allocation Fund	7	(482)	(475)	—	(489)	(489)
Goldman Sachs VIT U.S. Equity Insights Fund	7,518	(24,427)	(16,909)	900	(15,608)	(14,708)
Hartford Capital Appreciation HLS Fund	1,998	(13,483)	(11,485)	4,389	(12,954)	(8,565)
Hartford Disciplined Equity HLS Fund	611	(30,124)	(29,513)	178	(1,420)	(1,242)
Hartford Dividend and Growth HLS Fund	3,744	(9,433)	(5,689)	1,613	(15,638)	(14,025)
Hartford International Opportunities HLS Fund	266	(6,898)	(6,632)	2,765	(10,861)	(8,096)
Hartford Total Return Bond HLS Fund	10,470	(13,026)	(2,556)	7,265	(47,837)	(40,572)
Invesco V.I. Balanced-Risk Allocation Fund	1,064	(7,669)	(6,605)	300	(20,914)	(20,614)
Invesco V.I. Comstock Fund	—	(8,136)	(8,136)	—	(1,216)	(1,216)
Invesco V.I. Core Equity Fund	462	(2,135)	(1,673)	231	(5,452)	(5,221)
Invesco V.I. Discovery Mid Cap Growth Fund	6,363	(9,589)	(3,226)	1,365	(898)	467
Invesco V.I. Equity and Income Fund	94	(2,794)	(2,700)	25	(5,102)	(5,077)
Invesco V.I. EQV International Equity Fund	3,768	(19,459)	(15,691)	11,887	(21,157)	(9,270)
Invesco V.I. Global Fund	5	(92)	(87)	1,697	(2,417)	(720)
Invesco V.I. Global Real Estate Fund	1,018	(2,166)	(1,148)	933	(7,047)	(6,114)
Invesco V.I. Government Money Market Fund	224,426	(275,696)	(51,270)	640,985	(591,959)	49,026
Invesco V.I. International Growth Fund (a)	205	(72)	133	165	(6,208)	(6,043)
Invesco V.I. Main Street Mid Cap Fund®	1,411	(3,604)	(2,193)	796	(6,112)	(5,316)
Invesco V.I. Main Street Small Cap Fund®	94	(8,375)	(8,281)	84	(2,706)	(2,622)
Invesco V.I. Small Cap Equity Fund	1,199	(4,652)	(3,453)	804	(6,646)	(5,842)
Lord Abbett Bond Debenture Portfolio	6,081	(51,156)	(45,075)	8,025	(45,727)	(37,702)
Lord Abbett Fundamental Equity Portfolio	2,118	(10,410)	(8,292)	2,842	(17,550)	(14,708)
Lord Abbett Growth Opportunities Portfolio	1,169	(4,879)	(3,710)	547	(7,890)	(7,343)
Lord Abbett Mid Cap Stock Portfolio	—	(729)	(729)	20,899	(25,927)	(5,028)
Lord Abbett Short Duration Income Portfolio	6,486	(3,622)	2,864	1,935	(4,851)	(2,916)
LVIP American Century Capital Appreciation Fund	7,408	(1,964)	5,444	1,305	(1,353)	(48)
LVIP American Century Mid Cap Value Fund	2,519	(10,373)	(7,854)	4,160	(9,514)	(5,354)
LVIP American Century Value Fund	2,824	(11,025)	(8,201)	891	(16,124)	(15,233)
MFS® Blended Research® Core Equity Portfolio	—	(2,758)	(2,758)	1,286	(1,158)	128
MFS® Blended Research® Small Cap Equity Portfolio	612	(4,469)	(3,857)	9,436	(20,846)	(11,410)
MFS® Global Real Estate Portfolio	490	(812)	(322)	3,434	(11)	3,423
MFS® Growth Series	4,417	(14,944)	(10,527)	3,732	(19,598)	(15,866)
MFS® International Intrinsic Value Portfolio	1,922	(11,440)	(9,518)	2,825	(7,573)	(4,748)
MFS® Investors Trust Series	287	(911)	(624)	310	(5,699)	(5,389)
MFS® Mid Cap Growth Series	974	(2,584)	(1,610)	3,296	(4,113)	(817)
MFS® Mid Cap Value Portfolio	6,164	(17,598)	(11,434)	10,756	(16,789)	(6,033)
MFS® New Discovery Series	1,671	(7,312)	(5,641)	2,546	(7,061)	(4,515)
MFS® Research International Portfolio	—	—	—	—	(2,903)	(2,903)

Separate Account A

Forethought Life Insurance Company
Notes to Financial Statements — (continued)
December 31, 2025

	2025			2024
Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
MFS® Total Return Bond Series	879	(3,040)	(2,161)	587	(171)	416
MFS® Utilities Series	179	(1,936)	(1,757)	140	(849)	(709)
MFS® Value Series	2,430	(12,208)	(9,778)	6,294	(17,822)	(11,528)
Nomura VIP Core Equity Series (a)	347	(200)	147	286	(12)	274
Nomura VIP International Core Equity Series (a)	6,749	(18,301)	(11,552)	81	(11,493)	(11,412)
Nomura VIP Value Series (a)	—	(63)	(63)	—	—	—
PIMCO All Asset Portfolio	513	(2,791)	(2,278)	731	(50)	681
PIMCO CommodityRealReturn® Strategy Portfolio	97	(36,831)	(36,734)	1,194	(3,226)	(2,032)
PIMCO Dynamic Bond Portfolio	23	(349)	(326)	4,231	(354)	3,877
PIMCO Emerging Markets Bond Portfolio	—	(52)	(52)	—	(1,253)	(1,253)
PIMCO Global Managed Asset Allocation Portfolio	—	—	—	—	—	—
PIMCO High Yield Portfolio	6,522	(8,651)	(2,129)	15,123	(19,135)	(4,012)
PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	748	(4,242)	(3,494)	—	(3,872)	(3,872)
PIMCO Real Return Portfolio	102	(3)	99	1,283	(3)	1,280
PIMCO StocksPLUS® Global Portfolio	294	(3,170)	(2,876)	1,198	(6,531)	(5,333)
PIMCO Total Return Portfolio	9,067	(25,176)	(16,109)	31,941	(35,869)	(3,928)
Putnam VT Core Equity Fund	381	(169)	212	5,269	(1,549)	3,720
Putnam VT Global Asset Allocation Fund	—	(1,282)	(1,282)	—	—	—
Putnam VT Income Fund	6,720	(7,949)	(1,229)	4,880	(19,433)	(14,553)
Putnam VT International Value Fund	—	(377)	(377)	—	(2,497)	(2,497)
Putnam VT Large Cap Growth Fund	3,952	(8,860)	(4,908)	754	(6,655)	(5,901)
Putnam VT Large Cap Value Fund	7,146	(17,526)	(10,380)	8,180	(12,935)	(4,755)
Putnam VT Mortgage Securities Fund	5,801	(414)	5,387	10	(1,065)	(1,055)
Putnam VT Small Cap Value Fund	1,707	(1,948)	(241)	1,714	(6,592)	(4,878)
TOPS® Managed Risk Balanced ETF Portfolio	6,445	(237,207)	(230,762)	6,437	(210,482)	(204,045)
TOPS® Managed Risk Growth ETF Portfolio	8,868	(627,365)	(618,497)	202	(694,866)	(694,664)
TOPS® Managed Risk Moderate Growth ETF Portfolio	4,086	(425,952)	(421,866)	1,649	(488,594)	(486,945)

(a)  Name change. See Note 1.

(b)  Fund liquidation. See Note 1.

Note 5 — Purchases and Sales of Investments

The cost of purchases and proceeds from sales of shares of the Underlying Funds of the Separate Account during the year ended December 31, 2025 were as follows:

Investment Portfolios	Purchases	Sales
AB VPS Relative Value Portfolio	$1,613	$29,058
American Funds Asset Allocation Fund	751,331	775,940
American Funds Capital Income Builder®	56,835	41,270
American Funds Capital World Growth and Income Fund	67,890	193,784
American Funds Global Growth Fund	660,048	418,223
American Funds Growth Fund	3,165,619	2,826,751
American Funds Growth-Income Fund	2,715,903	1,300,601
American Funds International Fund	95,580	535,690
American Funds Managed Risk Asset Allocation Fund	38,641,598	81,009,767
American Funds New World Fund	115,581	217,765
American Funds The Bond Fund of America	305,897	751,437
American Funds Washington Mutual Investors FundSM	936,148	687,564
BlackRock Basic Value V.I. Fund	2,960	27,936
BlackRock Capital Appreciation V.I. Fund	301,562	776,598
BlackRock Equity Dividend V.I. Fund	160,732	427,551
BlackRock Global Allocation V.I. Fund	409,333	805,982
BlackRock High Yield V.I. Fund	104,210	133,044
BlackRock Managed Volatility V.I. Fund	1,104,534	2,899,454
BlackRock S&P 500 Index V.I. Fund Class II	1,587,988	1,123,183
BlackRock S&P 500 Index V.I. Fund Class III	454,171	437,877
BlackRock Total Return V.I. Fund	55,333	126,051
CVT EAFE International Index Portfolio	62,023	114,728
CVT Investment Grade Bond Index Portfolio	16,046	7,921
CVT NASDAQ 100 Index Portfolio	1,000,642	960,157
CVT Russell 2000 Small Cap Index Portfolio	191,369	145,731
CVT S&P MidCap 400 Index Portfolio	169,505	245,361
Dimensional VA Global Bond Portfolio	7,018	183,674
Dimensional VA International Value Portfolio	16,679	264,735
Dimensional VA U.S. Large Value Portfolio	32,774	413,134
Dimensional VA U.S. Targeted Value Portfolio	17,897	35,189
FT VIP Franklin Global Real Estate VIP Fund	471	169
FT VIP Franklin Income VIP Fund	316,566	403,785
FT VIP Franklin Mutual Global Discovery VIP Fund	147,717	136,050
FT VIP Franklin Mutual Shares VIP Fund	142,116	286,922
FT VIP Franklin Rising Dividends VIP Fund	329,775	346,593
FT VIP Franklin Small Cap Value VIP Fund	170,075	209,344
FT VIP Franklin Strategic Income VIP Fund	84,433	66,146
FT VIP Templeton Foreign VIP Fund	78,629	105,630
FT VIP Templeton Global Bond VIP Fund	28,926	357,615
FT VIP Templeton Growth VIP Fund	61,749	144,603
Global Atlantic American Funds® Managed Risk Portfolio	9,505,982	25,028,447
Global Atlantic Balanced Managed Risk Portfolio	2,832,279	14,001,708
Global Atlantic Blackrock Selects Managed Risk Portfolio	13,179,137	27,827,743
Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio (a)	28,184,240	29,641,546
Global Atlantic Moderate Managed Risk Portfolio (a)	11,093,948	17,057,111
Global Atlantic Moderately Aggressive Managed Risk Portfolio (a)	35,910,312	49,393,422

Separate Account A

Forethought Life Insurance Company
Notes to Financial Statements — (continued)
December 31, 2025

Investment Portfolios	Purchases	Sales
Global Atlantic Select Advisor Managed Risk Portfolio	$6,735,359	$11,859,582
Global Atlantic Wellington Research Managed Risk Portfolio	47,084,849	57,044,301
Goldman Sachs VIT Core Fixed Income Fund	85,772	240,031
Goldman Sachs VIT International Equity Insights Fund	90,952	23,917
Goldman Sachs VIT Mid Cap Growth Fund	13,022	51,941
Goldman Sachs VIT Mid Cap Value Fund	19,794	41,245
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio (b)	—	56,509
Goldman Sachs VIT Small Cap Equity Insights Fund	82,372	76,335
Goldman Sachs VIT Trend Driven Allocation Fund	11,074	7,884
Goldman Sachs VIT U.S. Equity Insights Fund	638,123	736,959
Hartford Capital Appreciation HLS Fund	294,989	403,823
Hartford Disciplined Equity HLS Fund	26,215	540,742
Hartford Dividend and Growth HLS Fund	414,389	307,276
Hartford International Opportunities HLS Fund	17,407	136,330
Hartford Total Return Bond HLS Fund	185,808	158,029
Invesco V.I. Balanced-Risk Allocation Fund	51,142	108,648
Invesco V.I. Comstock Fund	100,103	199,688
Invesco V.I. Core Equity Fund	69,799	72,928
Invesco V.I. Discovery Mid Cap Growth Fund	215,819	253,946
Invesco V.I. Equity and Income Fund	41,291	57,003
Invesco V.I. EQV International Equity Fund	140,442	321,890
Invesco V.I. Global Fund	77,136	6,148
Invesco V.I. Global Real Estate Fund	13,584	24,427
Invesco V.I. Government Money Market Fund	2,608,064	2,989,046
Invesco V.I. International Growth Fund (a)	11,639	1,759
Invesco V.I. Main Street Mid Cap Fund®	72,786	75,849
Invesco V.I. Main Street Small Cap Fund®	21,762	195,849
Invesco V.I. Small Cap Equity Fund	59,215	108,875
Lord Abbett Bond Debenture Portfolio	227,604	720,370
Lord Abbett Fundamental Equity Portfolio	158,265	296,373
Lord Abbett Growth Opportunities Portfolio	113,781	147,666
Lord Abbett Mid Cap Stock Portfolio	24,804	16,728
Lord Abbett Short Duration Income Portfolio	109,522	48,253
LVIP American Century Capital Appreciation Fund	262,759	55,607
LVIP American Century Mid Cap Value Fund	178,608	251,267
LVIP American Century Value Fund	217,737	263,607
MFS® Blended Research® Core Equity Portfolio	32,329	85,033
MFS® Blended Research® Small Cap Equity Portfolio	34,742	86,175
MFS® Global Real Estate Portfolio	8,716	13,428
MFS® Growth Series	902,849	614,939
MFS® International Intrinsic Value Portfolio	106,694	257,070
MFS® Investors Trust Series	147,504	34,659
MFS® Mid Cap Growth Series	71,812	73,605
MFS® Mid Cap Value Portfolio	269,043	394,582
MFS® New Discovery Series	39,521	185,171
MFS® Research International Portfolio	361	278
MFS® Total Return Bond Series	13,578	35,001
MFS® Utilities Series	15,632	40,847
MFS® Value Series	157,343	337,787
Nomura VIP Core Equity Series (a)	14,395	6,331

Investment Portfolios	Purchases	Sales
Nomura VIP International Core Equity Series (a)	$177,147	$303,890
Nomura VIP Value Series (a)	1,050	1,407
PIMCO All Asset Portfolio	14,503	44,215
PIMCO CommodityRealReturn® Strategy Portfolio	13,931	567,032
PIMCO Dynamic Bond Portfolio	8,510	5,389
PIMCO Emerging Markets Bond Portfolio	6,496	1,668
PIMCO Global Managed Asset Allocation Portfolio	1,660	444
PIMCO High Yield Portfolio	93,302	111,144
PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	20,110	53,074
PIMCO Real Return Portfolio	3,085	777
PIMCO StocksPLUS® Global Portfolio	21,147	82,343
PIMCO Total Return Portfolio	201,120	296,703
Putnam VT Core Equity Fund	29,013	7,596
Putnam VT Global Asset Allocation Fund	—	23,318
Putnam VT Income Fund	148,893	97,931
Putnam VT International Value Fund	612	6,173
Putnam VT Large Cap Growth Fund	226,047	361,304
Putnam VT Large Cap Value Fund	411,679	525,304
Putnam VT Mortgage Securities Fund	84,101	7,245
Putnam VT Small Cap Value Fund	71,375	44,585
TOPS® Managed Risk Balanced ETF Portfolio	462,337	3,453,936
TOPS® Managed Risk Growth ETF Portfolio	1,210,656	9,930,079
TOPS® Managed Risk Moderate Growth ETF Portfolio	913,618	6,761,703

(a)  Name change. See Note 1.

(b)  Fund liquidation. See Note 1.

Note 6 — Financial Highlights

The Separate Account has a number of products, which have unique combinations of features and fees that are charged against the Contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns. The information presented below identifies the range of lowest to highest expense ratios and the corresponding total return. Only product designs within each product that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum Contract charges offered by the Separate Account as Contract owners may not have selected all available and applicable Contract options as discussed in Note 3.

Unit fair values, units outstanding, income and expense ratios and total returns for the Separate Account were as follows:

		At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
AB VPS Relative Value Portfolio
2025	702	24.12	24.12	16,928	0.75	1.00	1.00	9.14	9.14
2024	1,948	22.10	22.10	43,049	1.26	1.00	1.00	11.62	11.62
2023	1,949	19.80	19.80	38,599	1.09	1.00	1.00	10.61	10.61
2022	3,500	17.90	17.90	62,645	1.10	1.00	1.00	(5.39)	(5.39)
2021	3,675	18.92	18.92	69,520	0.63	1.00	1.00	26.56	26.56

Separate Account A

Forethought Life Insurance Company
Notes to Financial Statements — (continued)
December 31, 2025

		At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
American Funds Asset Allocation Fund
2025	114,108	21.84	22.67	2,530,768	1.80	0.65	1.15	14.29	14.84
2024	124,654	19.11	19.74	2,416,194	1.90	0.65	1.15	14.77	15.37
2023	145,681	16.65	17.11	2,457,889	2.04	0.65	1.15	12.73	13.24
2022	150,290	14.77	15.69	2,244,749	1.70	0.30	1.15	(14.62)	(13.93)
2021	153,652	17.30	18.23	2,685,038	1.34	0.30	1.15	13.52	14.51
American Funds Capital Income Builder®
2025	95,368	18.17	19.50	1,737,989	2.74	0.30	1.00	18.99	19.78
2024	96,205	15.07	16.28	1,473,318	3.12	0.30	1.15	8.73	9.56
2023	105,377	13.86	14.86	1,480,547	2.70	0.30	1.15	7.44	8.47
2022	105,604	12.90	13.70	1,377,762	2.56	0.30	1.15	(8.38)	(7.68)
2021	105,832	14.08	14.84	1,505,408	2.48	0.30	1.15	13.37	14.42
American Funds Capital World Growth and Income Fund
2025	42,109	27.90	31.34	1,099,602	1.21	0.65	1.55	22.53	23.63
2024	49,617	22.77	25.35	1,045,081	1.46	0.65	1.55	11.95	12.97
2023	59,659	16.92	22.44	1,110,663	1.66	0.65	1.65	18.65	19.87
2022	77,636	14.26	18.72	1,204,113	2.13	0.65	1.65	(18.89)	(18.11)
2021	81,992	17.58	18.98	1,565,401	1.29	0.65	1.65	12.55	13.72
American Funds Global Growth Fund
2025	178,048	27.25	29.70	4,997,805	1.22	0.30	1.15	19.94	20.98
2024	192,183	22.72	24.55	4,485,243	1.37	0.30	1.15	12.09	13.03
2023	206,868	20.27	21.72	4,296,316	0.71	0.30	1.15	20.94	21.95
2022	209,229	16.76	17.81	3,586,859	0.45	0.30	1.15	(25.81)	(25.14)
2021	200,125	22.59	23.79	4,612,381	0.21	0.30	1.15	14.84	15.77
American Funds Growth Fund
2025	511,701	48.48	49.41	25,287,212	0.13	0.30	1.65	17.96	19.58
2024	540,075	41.10	41.32	22,548,269	0.17	0.30	1.65	29.16	30.88
2023	618,047	31.82	31.57	20,019,444	0.17	0.30	1.65	35.87	37.74
2022	696,227	23.42	22.92	16,713,594	0.10	0.30	1.65	(31.26)	(30.33)
2021	696,380	34.07	32.90	24,138,631	0.06	0.30	1.65	19.71	21.31
American Funds Growth-Income Fund
2025	480,959	32.46	29.15	14,835,505	0.73	0.30	1.65	15.85	17.45
2024	510,462	28.02	24.82	13,597,430	0.92	0.30	1.65	21.88	23.54
2023	559,489	22.99	20.09	12,340,535	1.15	0.30	1.65	23.80	25.41
2022	679,536	18.57	16.02	12,515,758	1.09	0.30	1.65	(18.09)	(16.95)
2021	665,760	22.67	19.29	14,987,489	0.96	0.30	1.65	21.82	23.42
American Funds International Fund
2025	100,388	17.08	18.26	1,783,995	1.10	0.30	1.55	24.49	26.02
2024	129,276	13.72	14.49	1,831,486	0.94	0.30	1.55	1.33	2.62
2023	159,298	13.54	14.12	2,203,023	1.06	0.30	1.55	13.78	15.27
2022	182,496	11.90	12.25	2,211,837	1.53	0.30	1.55	(22.22)	(21.27)
2021	179,040	15.30	15.56	2,763,401	2.26	0.30	1.55	(3.23)	(2.02)
American Funds Managed Risk Asset Allocation Fund
2025	21,396,735	16.03	21.56	405,003,512	2.56	0.75	1.75	9.79	10.85
2024	25,618,103	14.60	19.45	438,562,229	1.93	0.75	1.75	12.57	13.81
2023	31,293,661	12.97	17.09	471,513,032	1.84	0.75	1.75	8.35	9.41
2022	36,629,985	11.97	15.62	505,282,691	2.17	0.75	1.75	(15.47)	(14.64)
2021	42,020,007	14.16	15.82	680,613,990	1.35	0.75	1.75	10.54	11.64

		At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
American Funds New World Fund
2025	78,896	17.41	22.76	1,640,085	0.91	0.30	1.65	25.79	27.58
2024	88,425	13.84	17.84	1,443,331	1.18	0.30	1.65	4.61	6.00
2023	88,859	13.23	16.83	1,370,461	1.17	0.30	1.65	13.76	15.35
2022	109,330	11.63	14.59	1,478,218	1.07	0.30	1.65	(23.49)	(22.52)
2021	118,185	15.20	18.83	2,065,921	0.63	0.30	1.65	2.91	4.32
American Funds The Bond Fund of America
2025	137,256	10.95	11.12	1,521,556	4.12	1.00	1.15	5.80	6.01
2024	184,389	10.35	10.49	1,930,841	4.14	1.00	1.15	(0.19)	(0.10)
2023	169,598	10.37	10.50	1,776,447	3.84	1.00	1.15	3.49	3.65
2022	91,409	10.02	10.13	921,824	2.66	1.00	1.15	(13.70)	(13.57)
2021	99,461	11.61	11.72	1,162,079	1.21	1.00	1.15	(1.78)	(1.60)
American Funds Washington Mutual Investors FundSM
2025	393,683	27.68	30.16	11,063,953	1.26	0.30	1.15	15.57	16.54
2024	412,626	23.95	25.88	10,019,412	1.45	0.30	1.15	17.52	18.50
2023	413,173	20.38	21.84	8,528,864	1.72	0.30	1.15	15.60	16.60
2022	415,673	17.63	18.73	7,408,464	1.78	0.30	1.15	(9.73)	(8.95)
2021	402,990	19.53	20.57	7,944,255	1.35	0.30	1.15	26.08	27.13
BlackRock Basic Value V.I. Fund
2025	890	23.53	23.89	21,071	1.59	1.00	1.15	22.62	22.76
2024	2,227	19.19	19.46	43,175	1.78	1.00	1.15	8.79	8.96
2023	2,234	17.64	17.86	39,772	1.53	1.00	1.15	14.92	15.08
2022	2,470	15.35	15.52	38,187	1.19	1.00	1.15	(6.23)	(6.05)
2021	2,485	16.37	16.52	40,920	1.07	1.00	1.15	20.01	20.15
BlackRock Capital Appreciation V.I. Fund
2025	21,200	37.27	57.34	981,802	N/A	0.65	1.10	10.56	11.04
2024	37,370	33.73	51.64	1,469,005	N/A	0.65	1.15	30.43	31.10
2023	51,418	35.71	39.39	1,549,044	N/A	0.65	1.55	46.29	47.64
2022	72,128	19.69	26.68	1,498,329	N/A	0.65	1.65	(38.81)	(38.23)
2021	69,284	32.18	29.45	2,348,930	N/A	0.65	1.65	18.92	20.11
BlackRock Equity Dividend V.I. Fund
2025	47,437	25.21	33.65	1,431,957	1.97	0.65	1.15	19.93	20.52
2024	64,590	21.02	27.92	1,572,977	2.22	0.65	1.15	8.46	9.02
2023	89,207	19.38	25.61	1,957,587	1.77	0.65	1.15	10.68	11.25
2022	106,134	17.51	23.02	2,116,692	1.43	0.65	1.15	(5.20)	(4.72)
2021	115,823	18.47	24.16	2,455,689	1.27	0.65	1.15	18.93	19.49
BlackRock Global Allocation V.I. Fund
2025	153,089	18.71	21.02	2,910,993	3.87	0.65	1.55	17.67	18.76
2024	195,151	15.90	17.70	3,175,225	1.33	0.65	1.55	7.22	8.19
2023	240,441	14.83	16.36	3,638,181	2.43	0.65	1.55	10.75	11.75
2022	268,552	13.39	14.64	3,629,956	N/A	0.65	1.55	(17.35)	(16.58)
2021	290,152	16.20	17.55	4,719,446	0.84	0.65	1.55	4.79	5.72
BlackRock High Yield V.I. Fund
2025	67,228	15.48	16.88	1,075,715	6.50	0.40	1.25	7.72	8.69
2024	73,196	14.37	15.53	1,083,601	6.69	0.40	1.25	6.44	7.40
2023	87,534	13.50	14.46	1,217,102	6.29	0.40	1.25	11.57	12.44
2022	108,581	12.24	12.86	1,350,629	5.07	0.40	1.65	(12.01)	(10.88)
2021	116,401	13.91	14.43	1,636,256	4.26	0.40	1.65	3.42	4.79

Separate Account A

Forethought Life Insurance Company
Notes to Financial Statements — (continued)
December 31, 2025

		At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
BlackRock Managed Volatility V.I. Fund
2025	941,629	12.11	12.97	12,050,742	1.57	0.65	1.55	4.13	5.02
2024	1,091,357	11.63	12.35	13,328,464	0.01	0.65	1.55	10.03	10.96
2023	1,281,801	10.57	11.13	14,129,324	7.92	0.65	1.55	1.34	2.30
2022	1,384,850	10.43	10.88	14,960,329	N/A	0.65	1.55	4.30	5.22
2021	1,767,384	10.00	10.34	18,167,369	0.67	0.65	1.55	(1.09)	(0.19)
BlackRock S&P 500 Index V.I. Fund Class II
2025	307,754	34.27	37.35	10,679,334	1.05	0.30	1.15	16.17	17.16
2024	310,998	29.50	31.88	9,269,561	1.16	0.30	1.15	23.28	24.34
2023	309,057	23.93	25.64	7,476,410	1.23	0.30	1.15	24.57	25.62
2022	343,240	19.21	20.41	6,655,607	1.47	0.30	1.15	(19.29)	(18.59)
2021	331,960	23.80	25.07	7,961,515	1.20	0.30	1.15	26.87	27.91
BlackRock S&P 500 Index V.I. Fund Class III
2025	124,309	25.95	26.86	3,277,300	0.91	0.65	1.10	16.16	16.63
2024	130,946	22.34	23.03	2,964,994	1.03	0.65	1.10	23.15	23.75
2023	148,088	18.14	18.61	2,719,330	1.37	0.65	1.10	24.50	25.07
2022	123,062	14.57	14.88	1,818,010	0.97	0.65	1.10	(19.32)	(18.95)
2021	182,712	18.06	18.36	3,331,349	0.95	0.65	1.10	26.83	27.41
BlackRock Total Return V.I. Fund
2025	64,068	10.86	10.98	695,990	4.13	0.65	1.00	6.58	6.91
2024	72,907	10.19	10.27	743,233	4.14	0.65	1.00	0.10	0.39
2023	89,691	10.05	10.23	913,220	3.57	0.65	1.15	4.15	4.82
2022	102,415	9.65	9.76	998,651	2.05	0.65	1.15	(15.20)	(14.83)
2021	105,368	11.38	11.46	1,210,270	1.39	0.65	1.15	(2.82)	(2.39)
CVT EAFE International Index Portfolio
2025	23,118	18.37	19.61	429,074	2.54	0.65	1.15	29.09	29.78
2024	26,977	14.23	15.11	389,749	2.77	0.65	1.15	1.79	2.30
2023	27,138	13.98	14.77	385,826	3.09	0.65	1.15	16.21	16.76
2022	27,081	12.03	12.65	330,220	3.66	0.65	1.15	(15.76)	(15.27)
2021	25,312	14.28	14.93	365,892	1.77	0.65	1.15	9.43	9.94
CVT Investment Grade Bond Index Portfolio
2025	25,160	10.33	10.58	262,734	3.24	0.75	1.25	5.30	5.91
2024	24,896	9.81	9.99	246,527	2.96	0.75	1.25	(0.51)	0.00
2023	26,116	9.86	9.99	259,638	2.67	0.75	1.25	3.90	4.39
2022	28,276	8.95	9.57	270,160	2.62	0.75	1.75	(14.27)	(13.39)
2021	33,800	10.44	11.05	373,997	2.48	0.75	1.75	(3.78)	(2.81)
CVT NASDAQ 100 Index Portfolio
2025	112,336	49.68	54.15	5,666,580	0.28	0.40	1.25	18.60	19.62
2024	113,514	41.89	45.27	4,820,381	0.35	0.40	1.25	23.31	24.40
2023	121,598	33.97	36.39	4,181,854	0.33	0.40	1.25	52.13	53.41
2022	134,553	22.33	23.72	3,037,365	0.20	0.40	1.25	(33.64)	(33.09)
2021	130,254	33.65	35.45	4,424,497	0.29	0.40	1.25	25.00	26.07
CVT Russell 2000 Small Cap Index Portfolio
2025	99,024	20.90	22.25	2,130,728	1.63	0.65	1.15	10.93	11.47
2024	102,896	18.84	19.96	1,991,262	1.18	0.65	1.15	9.73	10.28
2023	121,028	17.17	18.10	2,136,687	0.89	0.65	1.15	15.00	15.65
2022	122,442	14.93	15.65	1,873,866	0.99	0.65	1.15	(21.54)	(21.20)
2021	114,049	19.03	19.86	2,216,018	0.76	0.65	1.15	13.00	13.55

		At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
CVT S&P MidCap 400 Index Portfolio
2025	61,691	23.00	25.07	1,442,360	1.11	0.30	1.15	5.70	6.59
2024	69,645	21.76	23.52	1,534,798	1.03	0.30	1.15	11.99	12.97
2023	99,229	19.43	20.82	1,943,543	1.26	0.30	1.15	14.56	15.54
2022	98,085	16.96	18.02	1,671,427	1.14	0.30	1.15	(14.52)	(13.78)
2021	95,884	19.84	20.90	1,905,490	0.85	0.30	1.15	22.77	23.82
Dimensional VA Global Bond Portfolio
2025	8,452	10.32	10.32	87,188	1.66	1.35	1.35	2.99	2.99
2024	25,757	10.02	10.02	258,080	4.78	1.35	1.35	3.94	3.94
2023	27,391	9.64	9.64	263,990	3.99	1.35	1.35	3.66	3.66
2022	27,042	9.30	9.30	251,455	1.69	1.35	1.35	(7.55)	(7.55)
2021	24,500	10.06	10.06	246,518	0.69	1.35	1.35	(2.42)	(2.42)
Dimensional VA International Value Portfolio
2025	12,192	20.48	20.48	249,692	2.54	1.35	1.35	43.72	43.72
2024	26,063	14.25	14.25	371,498	4.77	1.35	1.35	5.17	5.17
2023	18,729	13.55	13.55	253,797	4.84	1.35	1.35	16.31	16.31
2022	18,735	11.65	11.65	218,324	3.96	1.35	1.35	(4.74)	(4.74)
2021	18,843	12.23	12.23	230,540	3.68	1.35	1.35	16.48	16.48
Dimensional VA U.S. Large Value Portfolio
2025	22,685	19.24	19.49	441,296	1.09	1.35	1.50	14.12	14.24
2024	43,964	16.86	17.06	749,210	2.07	1.35	1.50	11.66	11.87
2023	48,258	15.10	15.25	735,345	2.31	1.35	1.50	9.26	9.48
2022	48,205	13.82	13.93	671,256	2.29	1.35	1.50	(6.24)	(6.20)
2021	45,061	14.74	14.85	668,662	1.73	1.35	1.50	25.13	25.32
Dimensional VA U.S. Targeted Value Portfolio
2025	7,474	19.84	19.84	148,273	1.64	1.35	1.35	7.48	7.48
2024	8,975	18.46	18.46	165,648	1.41	1.35	1.35	6.71	6.71
2023	14,761	17.30	17.30	255,382	1.61	1.35	1.35	18.41	18.41
2022	14,961	14.61	14.61	218,566	1.38	1.35	1.35	(5.50)	(5.50)
2021	13,117	15.46	15.46	202,773	1.22	1.35	1.35	37.79	37.79
FT VIP Franklin Global Real Estate VIP Fund
2025	2,619	12.44	13.35	34,603	1.40	0.40	1.10	6.78	7.49
2024	2,619	11.65	12.42	32,221	1.83	0.40	1.10	(1.44)	(0.72)
2023	2,619	11.82	12.51	32,487	2.86	0.40	1.10	10.26	11.00
2022	2,619	10.72	11.27	29,305	2.41	0.40	1.10	(26.88)	(26.39)
2021	2,619	14.66	15.31	39,833	1.26	0.40	1.10	25.41	26.32
FT VIP Franklin Income VIP Fund
2025	170,602	17.61	19.78	2,935,584	4.78	0.65	1.55	10.69	11.69
2024	185,586	15.91	17.71	2,858,861	4.97	0.65	1.55	5.43	6.37
2023	200,955	15.09	16.65	2,912,463	5.03	0.65	1.55	6.87	7.84
2022	208,500	13.22	14.61	2,807,368	5.22	0.30	1.65	(7.16)	(5.86)
2021	286,415	14.24	15.52	4,078,907	4.46	0.30	1.65	14.75	16.25
FT VIP Franklin Mutual Global Discovery VIP Fund
2025	6,914	20.07	20.07	138,748	1.97	1.00	1.00	22.01	22.01
2024	7,214	16.45	16.45	118,638	1.53	1.00	1.00	3.59	3.59
2023	5,806	15.88	15.88	92,216	2.30	1.00	1.00	18.95	18.95
2022	5,824	13.35	13.35	77,776	1.57	1.00	1.00	(5.85)	(5.85)
2021	4,079	14.18	14.18	57,818	2.52	1.00	1.00	17.87	17.87

Separate Account A

Forethought Life Insurance Company
Notes to Financial Statements — (continued)
December 31, 2025

		At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
FT VIP Franklin Mutual Shares VIP Fund
2025	38,117	16.48	23.30	856,575	1.88	0.65	1.10	10.23	10.69
2024	49,660	14.95	21.05	1,009,989	1.83	0.65	1.10	9.93	10.44
2023	72,071	13.60	19.06	1,270,252	1.77	0.65	1.10	12.12	12.58
2022	105,015	12.40	16.93	1,623,746	1.84	0.65	1.65	(8.96)	(8.04)
2021	111,920	13.62	18.41	1,877,479	2.73	0.65	1.65	17.11	18.24
FT VIP Franklin Rising Dividends VIP Fund
2025	78,232	26.51	29.68	2,330,027	0.76	0.30	1.65	9.82	11.33
2024	86,618	24.14	26.66	2,337,293	0.94	0.30	1.65	8.84	10.35
2023	96,264	22.18	24.16	2,366,754	0.86	0.30	1.65	10.18	11.65
2022	105,266	20.13	21.64	2,360,874	0.81	0.30	1.65	(12.13)	(10.95)
2021	117,204	22.91	24.30	2,952,797	0.89	0.30	1.65	24.58	26.23
FT VIP Franklin Small Cap Value VIP Fund
2025	42,921	19.56	27.78	975,361	0.97	0.65	1.65	5.73	6.81
2024	48,727	18.50	26.01	1,035,849	0.81	0.65	1.65	9.79	10.87
2023	54,812	16.85	23.46	1,063,050	0.41	0.65	1.65	10.86	11.93
2022	71,670	15.20	20.96	1,237,536	0.88	0.65	1.65	(11.58)	(10.69)
2021	81,824	17.19	18.56	1,577,772	0.90	0.65	1.65	23.14	24.31
FT VIP Franklin Strategic Income VIP Fund
2025	75,396	10.56	12.37	890,163	4.53	0.65	1.65	5.28	6.36
2024	76,694	10.03	11.63	852,127	4.24	0.65	1.65	2.24	3.29
2023	87,282	9.81	11.26	941,083	4.24	0.65	1.65	6.28	7.34
2022	99,332	9.23	10.49	1,001,434	3.99	0.65	1.65	(12.35)	(11.48)
2021	130,646	10.59	11.37	1,479,807	3.27	0.65	1.65	0.38	1.43
FT VIP Templeton Foreign VIP Fund
2025	58,694	15.17	15.73	888,112	2.18	0.65	1.15	27.48	28.09
2024	65,342	11.90	12.28	773,650	2.26	0.65	1.15	(2.22)	(1.68)
2023	69,497	12.17	12.49	839,877	2.94	0.65	1.15	19.31	19.87
2022	88,864	10.20	10.42	900,512	2.87	0.65	1.15	(8.77)	(8.36)
2021	88,661	11.18	11.37	983,002	1.67	0.65	1.15	2.85	3.46
FT VIP Templeton Global Bond VIP Fund
2025	109,241	8.20	9.31	965,509	N/A	0.65	1.10	14.21	14.80
2024	148,823	7.18	8.11	1,133,215	N/A	0.65	1.10	(12.33)	(12.04)
2023	186,598	8.19	9.22	1,603,793	N/A	0.65	1.10	1.61	2.10
2022	294,403	8.06	9.03	2,457,650	N/A	0.65	1.10	(6.17)	(5.64)
2021	358,905	8.98	9.57	3,179,837	N/A	0.65	1.15	(6.07)	(5.71)
FT VIP Templeton Growth VIP Fund
2025	36,686	15.32	20.28	673,395	0.73	0.65	1.10	22.36	22.91
2024	44,026	12.52	16.50	666,876	0.79	0.65	1.10	4.16	4.63
2023	47,320	12.02	15.77	688,868	3.12	0.65	1.10	19.48	20.02
2022	58,586	10.06	13.14	716,500	0.09	0.65	1.10	(12.60)	(12.17)
2021	58,424	11.51	14.96	810,730	0.96	0.65	1.10	3.79	4.18
Global Atlantic American Funds® Managed Risk Portfolio
2025	7,795,946	15.42	18.90	138,293,455	1.95	0.65	1.65	8.90	10.01
2024	9,176,466	14.16	17.18	148,254,803	1.70	0.65	1.65	9.26	10.27
2023	11,245,392	12.96	15.58	164,979,167	3.28	0.65	1.65	11.34	12.57
2022	13,230,699	11.64	13.84	172,707,975	1.89	0.65	1.65	(17.27)	(16.48)
2021	14,845,510	14.56	16.09	232,575,883	1.10	0.65	1.65	9.31	10.36

		At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
Global Atlantic Balanced Managed Risk Portfolio
2025	4,289,575	13.32	16.10	64,833,680	2.20	0.65	1.65	6.65	7.76
2024	5,148,493	12.49	14.94	72,303,892	1.99	0.65	1.65	6.66	7.71
2023	6,549,763	11.71	13.87	85,465,965	1.44	0.65	1.65	9.03	10.08
2022	7,541,521	10.74	12.60	89,494,429	0.85	0.65	1.65	(16.49)	(15.61)
2021	8,474,185	13.47	14.54	119,407,795	0.88	0.65	1.65	7.25	8.27
Global Atlantic Blackrock Selects Managed Risk Portfolio
2025	9,056,069	12.85	15.59	132,319,292	3.08	0.65	1.65	7.35	8.41
2024	10,970,434	11.97	14.38	148,085,577	1.75	0.65	1.65	8.42	9.60
2023	13,506,966	11.04	13.12	166,746,480	0.85	0.65	1.65	9.63	10.62
2022	15,841,858	10.07	11.86	176,983,135	3.32	0.65	1.65	(16.91)	(16.01)
2021	17,687,819	13.34	13.48	235,614,495	1.34	0.65	1.65	8.54	9.68
Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio (a)
2025	9,214,237	14.79	17.37	154,658,290	1.63	0.70	1.70	3.79	4.83
2024	10,933,118	14.25	16.57	175,386,668	1.59	0.70	1.70	5.09	6.15
2023	13,304,997	13.56	15.61	201,419,632	1.15	0.70	1.70	5.94	7.06
2022	15,307,643	12.80	15.10	216,826,778	0.70	0.35	1.70	(13.80)	(12.62)
2021	17,464,564	15.49	17.28	284,657,139	0.82	0.35	1.70	14.91	16.44
Global Atlantic Moderate Managed Risk Portfolio (a)
2025	4,961,416	14.39	17.08	81,537,592	1.74	0.65	1.65	7.47	8.51
2024	5,989,982	13.39	15.74	90,841,426	1.62	0.65	1.65	8.69	9.76
2023	7,129,247	12.32	14.34	98,660,996	1.29	0.65	1.65	10.99	12.12
2022	8,424,832	11.10	12.79	104,109,200	0.95	0.65	1.65	(16.79)	(15.97)
2021	9,586,950	13.34	15.22	141,165,551	0.90	0.65	1.65	10.07	11.26
Global Atlantic Moderately Aggressive Managed Risk Portfolio (a)
2025	14,501,897	15.03	17.87	248,125,249	1.36	0.70	1.70	8.36	9.43
2024	17,417,466	13.87	16.33	272,967,042	1.33	0.70	1.70	10.61	11.77
2023	21,632,114	12.54	14.61	303,936,464	1.16	0.70	1.70	11.96	12.99
2022	25,141,825	11.20	12.93	312,975,360	0.87	0.70	1.70	(15.98)	(15.16)
2021	28,172,885	14.40	15.12	414,253,942	0.79	0.70	1.70	12.76	13.94
Global Atlantic Select Advisor Managed Risk Portfolio
2025	3,590,505	15.12	18.49	62,859,774	2.18	0.70	1.70	6.93	8.00
2024	4,254,354	14.14	17.12	69,117,613	1.59	0.70	1.70	10.21	11.39
2023	5,206,134	12.83	15.37	76,045,020	2.03	0.70	1.70	10.99	12.03
2022	6,041,556	11.56	13.72	78,925,507	1.11	0.70	1.70	(17.37)	(16.49)
2021	6,729,751	14.61	16.06	105,530,252	1.20	0.70	1.70	11.44	12.54
Global Atlantic Wellington Research Managed Risk Portfolio
2025	14,881,847	15.94	18.72	273,674,988	1.36	0.30	1.65	6.62	8.08
2024	17,998,080	14.95	17.32	308,035,963	1.16	0.30	1.65	10.50	11.96
2023	22,034,719	13.53	15.47	338,651,774	0.65	0.30	1.65	12.38	13.92
2022	26,132,387	12.04	13.58	354,453,231	0.11	0.30	1.65	(18.48)	(17.35)
2021	29,379,776	15.10	16.43	485,256,723	0.57	0.30	1.65	10.54	12.07
Goldman Sachs VIT Core Fixed Income Fund
2025	106,819	10.52	10.68	1,140,424	3.61	1.15	1.30	5.94	6.06
2024	124,382	9.93	10.07	1,251,803	3.72	1.15	1.30	(0.40)	(0.20)
2023	144,249	9.97	10.09	1,455,775	2.80	1.15	1.30	4.40	4.56
2022	166,934	9.55	9.65	1,610,371	1.45	1.15	1.30	(15.34)	(15.28)
2021	170,830	11.28	11.39	1,944,691	1.13	1.15	1.30	(3.51)	(3.31)

Separate Account A

Forethought Life Insurance Company
Notes to Financial Statements — (continued)
December 31, 2025

		At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
Goldman Sachs VIT International Equity Insights Fund
2025	12,479	19.31	20.06	245,086	2.37	0.65	1.00	36.76	37.30
2024	10,263	14.12	14.61	148,003	2.06	0.65	1.00	4.75	5.11
2023	12,892	13.90	13.90	179,230	2.49	0.65	0.65	17.60	17.60
2022	13,079	11.49	11.82	154,530	2.87	0.65	1.00	(14.57)	(14.22)
2021	14,917	13.45	13.78	205,067	2.66	0.65	1.00	10.70	11.04
Goldman Sachs VIT Mid Cap Growth Fund
2025	2,795	26.68	27.09	74,973	N/A	1.00	1.15	6.13	6.28
2024	4,749	25.14	25.49	120,381	N/A	1.00	1.15	18.92	19.11
2023	5,201	21.14	21.40	110,826	N/A	1.00	1.15	17.05	17.26
2022	5,246	18.06	18.25	95,369	N/A	1.00	1.15	(27.12)	(27.03)
2021	5,318	24.78	25.01	132,556	N/A	1.00	1.15	10.18	10.37
Goldman Sachs VIT Mid Cap Value Fund
2025	3,182	22.18	22.18	70,567	0.76	1.00	1.00	8.04	8.04
2024	4,540	20.53	20.53	93,178	0.64	1.00	1.00	11.03	11.03
2023	10,446	18.26	18.49	193,101	0.74	1.00	1.15	9.80	10.06
2022	10,771	16.63	16.80	180,989	0.36	1.00	1.15	(11.21)	(11.16)
2021	14,551	18.73	18.91	275,096	0.22	1.00	1.15	29.08	29.25
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio (b)
2025	—	10.15	10.15	—	N/A	1.10	1.10	(1.07)	(1.07)
2024	5,451	10.26	10.26	55,942	2.37	1.10	1.10	1.99	1.99
2023	6,035	10.06	10.51	60,731	5.48	0.65	1.10	6.34	6.81
2022	7,509	9.46	9.84	71,588	3.41	0.65	1.10	(7.62)	(7.17)
2021	7,531	10.24	10.60	77,666	1.31	0.65	1.10	3.43	3.92
Goldman Sachs VIT Small Cap Equity Insights Fund
2025	31,096	23.87	24.24	753,023	0.52	1.00	1.15	14.48	14.66
2024	33,296	20.85	21.14	703,310	0.79	1.00	1.15	17.46	17.64
2023	33,177	17.75	17.97	595,765	0.80	1.00	1.15	17.55	17.76
2022	34,750	15.10	15.26	529,945	0.09	1.00	1.15	(20.53)	(20.44)
2021	36,406	19.00	19.18	697,847	0.24	1.00	1.15	22.11	22.32
Goldman Sachs VIT Trend Driven Allocation Fund
2025	4,468	15.93	15.93	71,175	3.77	0.65	0.65	9.18	9.18
2024	4,943	14.59	14.59	72,131	3.06	0.65	0.65	11.04	11.04
2023	5,432	13.13	13.14	71,392	0.76	0.65	1.00	14.37	14.86
2022	41,937	11.48	11.44	480,836	N/A	0.65	1.00	(19.94)	(19.72)
2021	43,560	14.34	14.25	623,126	N/A	0.65	1.00	15.00	15.38
Goldman Sachs VIT U.S. Equity Insights Fund
2025	100,409	31.92	31.92	3,205,014	0.48	1.00	1.00	14.33	14.33
2024	117,318	27.92	27.92	3,275,169	0.40	1.00	1.00	26.74	26.74
2023	132,026	22.03	22.03	2,908,481	0.46	1.00	1.00	22.39	22.39
2022	145,211	18.00	18.00	2,614,311	0.58	1.00	1.00	(20.70)	(20.70)
2021	158,340	22.70	22.70	3,594,851	0.58	1.00	1.00	27.82	27.82
Hartford Capital Appreciation HLS Fund
2025	55,740	26.30	39.01	1,829,609	0.40	0.70	1.70	11.49	12.62
2024	67,225	23.59	34.64	1,936,288	0.52	0.70	1.70	18.84	20.07
2023	75,790	19.85	28.85	1,808,773	0.61	0.70	1.70	17.66	18.87
2022	89,474	16.87	24.27	1,792,317	0.68	0.70	1.70	(16.90)	(16.11)
2021	103,109	20.30	21.92	2,438,148	0.22	0.70	1.70	12.53	13.69

		At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
Hartford Disciplined Equity HLS Fund
2025	8,774	18.28	19.17	163,844	0.07	0.65	1.55	12.22	13.23
2024	38,287	16.29	16.93	644,664	0.36	0.65	1.55	23.22	24.30
2023	39,529	13.22	13.62	535,934	0.60	0.65	1.55	19.10	20.21
2022	43,161	11.10	11.33	487,480	0.78	0.65	1.55	(20.49)	(19.76)
2021	47,337	13.96	14.12	666,437	0.33	0.65	1.55	23.32	24.41
Hartford Dividend and Growth HLS Fund
2025	50,057	27.98	40.38	1,854,785	1.33	0.65	1.65	15.29	16.44
2024	55,746	24.27	34.68	1,765,278	1.56	0.65	1.65	10.57	11.69
2023	69,771	21.95	31.05	1,972,721	1.31	0.65	1.65	11.99	13.16
2022	79,830	19.60	27.44	1,999,527	1.39	0.65	1.65	(10.62)	(9.74)
2021	95,209	21.93	30.40	2,622,560	1.00	0.65	1.65	29.53	30.81
Hartford International Opportunities HLS Fund
2025	28,066	20.21	22.69	591,836	1.34	0.65	1.55	28.07	29.21
2024	34,698	15.78	17.56	570,048	1.17	0.65	1.55	6.41	7.33
2023	42,794	14.83	16.36	656,439	0.83	0.65	1.55	9.77	10.77
2022	57,685	13.51	14.77	767,140	1.29	0.65	1.55	(19.58)	(18.85)
2021	64,472	16.80	18.20	1,046,087	0.74	0.65	1.55	5.93	6.87
Hartford Total Return Bond HLS Fund
2025	115,942	10.65	12.06	1,365,399	5.15	0.70	1.70	5.24	6.35
2024	118,498	10.12	11.34	1,315,616	3.06	0.70	1.70	0.30	1.34
2023	159,070	10.09	11.19	1,740,997	3.14	0.70	1.70	4.89	5.87
2022	185,442	9.62	10.57	1,912,261	2.61	0.70	1.70	(15.84)	(14.96)
2021	242,552	11.28	12.34	2,931,110	2.20	0.70	1.70	(2.84)	(1.83)
Invesco V.I. Balanced-Risk Allocation Fund
2025	38,207	13.34	14.98	548,180	6.61	0.65	1.55	7.06	8.00
2024	44,812	12.46	13.87	596,138	6.04	0.65	1.55	1.96	2.89
2023	65,426	12.02	13.48	854,661	N/A	0.65	1.65	4.70	5.64
2022	108,674	11.48	13.17	1,337,541	6.95	0.30	1.65	(15.96)	(14.81)
2021	127,630	13.66	15.46	1,851,697	3.02	0.30	1.65	7.47	8.95
Invesco V.I. Comstock Fund
2025	33,259	26.41	26.41	878,492	1.46	1.00	1.00	15.99	15.99
2024	41,395	22.77	22.77	942,755	1.53	1.00	1.00	13.68	13.68
2023	42,611	20.03	20.03	853,385	1.55	1.00	1.00	10.97	10.97
2022	49,599	18.05	18.05	895,023	1.80	1.00	1.00	(0.11)	(0.11)
2021	29,043	18.07	18.07	524,908	1.70	1.00	1.00	31.71	31.71
Invesco V.I. Core Equity Fund
2025	22,213	32.25	33.73	718,900	0.42	0.65	1.00	14.77	15.12
2024	23,886	22.21	29.30	674,098	0.47	0.65	1.10	23.94	24.47
2023	29,107	17.92	23.54	649,144	0.48	0.65	1.10	21.74	22.29
2022	30,941	14.04	19.25	564,097	0.59	0.65	1.65	(22.04)	(21.27)
2021	36,348	18.01	24.45	814,515	0.45	0.65	1.65	25.33	26.55
Invesco V.I. Discovery Mid Cap Growth Fund
2025	17,874	26.25	27.40	470,076	N/A	0.65	1.00	3.51	3.87
2024	21,100	25.36	26.38	538,248	N/A	0.65	1.00	22.69	23.10
2023	20,633	20.67	21.43	429,312	N/A	0.65	1.00	11.73	12.14
2022	21,709	18.50	19.11	404,414	N/A	0.65	1.00	(31.81)	(31.58)
2021	21,827	27.13	27.93	595,838	N/A	0.65	1.00	17.60	18.05

Separate Account A

Forethought Life Insurance Company
Notes to Financial Statements — (continued)
December 31, 2025

		At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
Invesco V.I. Equity and Income Fund
2025	27,916	20.07	20.38	568,839	1.83	1.00	1.15	11.25	11.43
2024	30,616	18.04	18.29	559,719	1.53	1.00	1.15	10.61	10.78
2023	35,693	16.31	16.51	589,065	1.74	1.00	1.15	8.95	9.12
2022	37,180	14.97	15.13	562,214	1.42	1.00	1.15	(8.72)	(8.64)
2021	42,528	16.40	16.56	703,897	1.56	1.00	1.15	16.98	17.20
Invesco V.I. EQV International Equity Fund
2025	56,972	14.93	18.31	989,555	1.16	0.65	1.10	14.93	15.45
2024	72,663	12.99	15.86	1,092,458	1.46	0.65	1.10	(0.76)	(0.25)
2023	81,933	13.09	15.90	1,241,605	N/A	0.65	1.10	16.56	17.08
2022	89,260	11.23	13.58	1,168,554	1.49	0.65	1.10	(19.38)	(19.02)
2021	88,746	13.93	16.77	1,432,345	1.07	0.65	1.10	4.50	4.88
Invesco V.I. Global Fund
2025	16,948	24.47	24.84	420,926	N/A	1.00	1.15	13.71	13.84
2024	17,035	21.52	21.82	371,570	N/A	1.00	1.15	14.47	14.66
2023	17,755	18.80	19.03	337,410	N/A	1.00	1.15	32.86	33.08
2022	18,834	14.15	14.30	268,890	N/A	1.00	1.15	(32.68)	(32.61)
2021	5,982	21.02	21.22	126,436	N/A	1.00	1.15	13.87	14.02
Invesco V.I. Global Real Estate Fund
2025	14,193	10.74	11.11	156,380	1.69	0.65	1.00	6.55	6.93
2024	15,341	10.08	10.39	157,769	1.99	0.65	1.00	(3.08)	(2.81)
2023	21,455	10.40	10.69	227,745	1.25	0.65	1.00	7.77	8.20
2022	21,337	9.65	9.88	209,662	2.47	0.65	1.00	(25.94)	(25.66)
2021	24,189	13.03	13.29	319,941	2.28	0.65	1.00	24.21	24.67
Invesco V.I. Government Money Market Fund
2025	476,203	9.90	11.65	5,198,527	3.95	0.40	1.75	2.27	3.56
2024	527,473	9.68	11.25	5,579,509	4.86	0.40	1.75	3.09	4.55
2023	478,447	9.39	10.49	4,836,393	4.75	0.75	1.75	3.07	4.07
2022	613,444	9.27	10.08	5,955,649	1.32	0.75	1.75	(0.32)	0.70
2021	686,160	9.46	9.87	6,688,489	0.01	0.75	1.75	(1.77)	(0.70)
Invesco V.I. International Growth Fund (a)
2025	6,494	15.27	16.39	101,682	0.06	0.30	1.00	14.38	15.18
2024	6,361	13.35	14.23	86,891	0.30	0.30	1.00	(2.77)	(2.13)
2023	12,404	13.57	14.54	172,148	0.28	0.30	1.15	19.24	20.26
2022	15,523	11.38	12.09	179,382	N/A	0.30	1.15	(27.97)	(27.34)
2021	14,448	15.80	16.64	231,516	N/A	0.30	1.15	8.89	9.76
Invesco V.I. Main Street Mid Cap Fund®
2025	19,660	19.11	26.56	429,621	0.11	0.65	1.65	7.18	8.28
2024	21,853	17.83	24.53	440,461	0.12	0.65	1.65	14.88	16.04
2023	27,169	15.52	21.14	484,713	0.04	0.65	1.65	12.30	13.41
2022	41,152	13.82	18.64	646,003	0.07	0.65	1.65	(15.89)	(15.00)
2021	47,199	16.43	21.93	873,714	0.24	0.65	1.65	20.90	22.04
Invesco V.I. Main Street Small Cap Fund®
2025	8,102	23.53	24.60	194,156	0.16	0.65	1.15	7.20	7.75
2024	16,383	21.95	22.83	365,246	N/A	0.65	1.15	11.08	11.69
2023	19,005	19.76	20.44	380,997	0.94	0.65	1.15	16.51	17.07
2022	19,761	16.96	17.46	339,434	0.24	0.65	1.15	(16.98)	(16.62)
2021	21,523	20.43	20.94	444,249	0.20	0.65	1.15	20.82	21.46

		At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
Invesco V.I. Small Cap Equity Fund
2025	26,330	20.16	27.65	652,838	N/A	0.65	1.65	6.05	7.13
2024	29,783	19.01	25.81	684,118	N/A	0.65	1.65	15.91	17.11
2023	35,625	16.40	22.04	704,471	N/A	0.65	1.65	14.37	15.51
2022	45,309	14.34	19.08	763,757	N/A	0.65	1.65	(22.02)	(21.25)
2021	52,817	18.39	19.85	1,117,210	0.00	0.65	1.65	18.11	19.29
Lord Abbett Bond Debenture Portfolio
2025	169,410	13.01	15.97	2,441,212	5.58	0.65	1.65	6.55	7.61
2024	214,485	12.21	14.84	2,870,841	5.27	0.65	1.65	4.99	6.00
2023	252,187	11.63	14.00	3,195,567	5.04	0.65	1.65	4.77	5.90
2022	274,057	11.10	12.40	3,282,084	4.23	0.30	1.65	(14.22)	(13.04)
2021	317,442	12.94	14.26	4,404,110	2.90	0.30	1.65	1.57	2.96
Lord Abbett Fundamental Equity Portfolio
2025	35,261	27.24	30.60	1,038,596	0.40	0.65	1.55	12.52	13.59
2024	43,553	24.21	26.94	1,135,183	0.67	0.65	1.55	14.85	15.87
2023	58,261	21.08	23.25	1,317,925	0.55	0.65	1.55	12.91	13.91
2022	70,864	18.67	20.41	1,396,394	1.07	0.65	1.55	(13.36)	(12.55)
2021	74,547	21.55	23.34	1,679,600	0.80	0.65	1.55	25.36	26.44
Lord Abbett Growth Opportunities Portfolio
2025	15,592	30.85	34.64	459,441	N/A	0.65	1.55	11.21	12.18
2024	19,302	27.74	30.88	503,328	N/A	0.65	1.55	28.60	29.80
2023	26,645	21.57	23.79	536,038	N/A	0.65	1.55	8.99	9.94
2022	32,063	19.79	21.64	583,684	N/A	0.65	1.55	(33.59)	(32.96)
2021	43,778	29.80	25.67	1,184,888	N/A	0.65	1.55	4.82	5.77
Lord Abbett Mid Cap Stock Portfolio
2025	15,972	19.01	19.30	308,224	0.34	1.00	1.15	5.85	5.99
2024	16,701	17.96	18.21	304,100	0.39	1.00	1.15	13.53	13.74
2023	21,729	15.82	16.01	347,834	0.48	1.00	1.15	14.14	14.28
2022	22,424	13.86	14.01	314,063	0.92	1.00	1.15	(12.22)	(12.11)
2021	19,022	15.79	15.94	303,069	0.58	1.00	1.15	27.24	27.42
Lord Abbett Short Duration Income Portfolio
2025	71,622	11.47	12.50	842,475	4.44	0.30	1.15	4.65	5.57
2024	68,758	10.96	11.84	770,668	4.43	0.30	1.15	3.98	4.78
2023	71,674	10.54	11.30	770,628	4.48	0.30	1.15	3.84	4.73
2022	74,956	10.15	10.79	774,279	1.47	0.30	1.15	(6.19)	(5.35)
2021	159,409	10.82	11.40	1,743,509	2.36	0.30	1.15	(0.55)	0.35
LVIP American Century Capital Appreciation Fund
2025	10,755	26.48	27.64	295,787	N/A	0.65	1.00	5.50	5.86
2024	5,311	25.10	26.11	135,690	N/A	0.65	1.00	23.52	23.98
2023	5,359	20.32	21.06	111,297	N/A	0.65	1.00	19.32	19.73
2022	5,461	17.03	17.59	94,836	N/A	0.65	1.00	(28.95)	(28.70)
2021	4,424	23.97	24.67	108,096	N/A	0.65	1.00	9.95	10.33
LVIP American Century Mid Cap Value Fund
2025	48,289	21.47	30.48	1,189,608	1.57	0.65	1.65	7.08	8.12
2024	56,143	20.05	28.19	1,276,210	2.37	0.65	1.65	6.71	7.80
2023	61,497	18.79	26.15	1,305,615	2.16	0.65	1.65	4.33	5.36
2022	86,899	18.01	24.82	1,745,120	2.10	0.65	1.65	(3.02)	(2.01)
2021	103,484	18.57	20.05	2,121,982	0.97	0.65	1.65	20.98	22.26

Separate Account A

Forethought Life Insurance Company
Notes to Financial Statements — (continued)
December 31, 2025

		At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
LVIP American Century Value Fund
2025	71,194	22.52	32.16	1,729,249	1.48	0.65	1.65	13.97	15.10
2024	79,395	19.76	27.94	1,679,675	2.72	0.65	1.65	7.51	8.59
2023	94,628	18.38	25.73	1,875,761	2.22	0.65	1.65	7.23	8.29
2022	108,360	17.14	23.76	2,004,305	1.92	0.65	1.65	(1.32)	(0.34)
2021	127,385	17.37	23.84	2,374,023	1.58	0.65	1.65	22.24	23.46
MFS® Blended Research® Core Equity Portfolio
2025	5,747	32.32	32.32	185,776	0.62	1.00	1.00	14.65	14.65
2024	8,505	28.19	28.19	239,749	0.88	1.00	1.00	23.91	23.91
2023	8,377	22.75	22.75	190,537	1.08	1.00	1.00	26.95	26.95
2022	9,746	17.92	17.92	174,660	0.90	1.00	1.00	(17.04)	(17.04)
2021	8,705	21.60	21.60	188,040	0.95	1.00	1.00	27.89	27.89
MFS® Blended Research® Small Cap Equity Portfolio
2025	10,584	20.57	22.42	223,160	0.70	0.30	1.15	4.31	5.21
2024	14,441	19.72	21.31	290,082	0.84	0.30	1.15	3.41	4.31
2023	25,851	19.07	20.43	499,857	0.57	0.30	1.15	17.35	18.30
2022	23,024	16.25	17.27	378,792	0.52	0.30	1.15	(19.51)	(18.81)
2021	21,867	20.19	21.27	445,916	0.73	0.30	1.15	27.70	28.83
MFS® Global Real Estate Portfolio
2025	9,208	14.74	14.74	135,730	1.14	1.00	1.00	2.29	2.29
2024	9,530	14.41	14.41	137,353	1.45	1.00	1.00	(3.93)	(3.93)
2023	6,107	15.00	15.00	91,592	0.39	1.00	1.00	10.13	10.13
2022	8,841	13.62	13.62	120,421	0.96	1.00	1.00	(27.86)	(27.86)
2021	9,528	18.88	18.88	179,914	1.06	1.00	1.00	28.61	28.61
MFS® Growth Series
2025	77,961	40.28	58.22	3,781,415	N/A	0.65	1.65	10.05	11.17
2024	88,488	36.60	52.37	3,797,535	N/A	0.65	1.65	29.01	30.31
2023	104,354	28.37	40.19	3,473,755	N/A	0.65	1.65	33.32	34.64
2022	143,429	21.28	29.85	3,503,253	N/A	0.65	1.65	(32.93)	(32.25)
2021	178,856	31.73	44.06	6,434,477	N/A	0.65	1.65	21.25	22.46
MFS® International Intrinsic Value Portfolio
2025	40,048	27.07	30.40	1,025,305	1.27	0.65	1.55	30.90	32.06
2024	49,566	20.68	23.02	956,938	1.11	0.65	1.55	5.35	6.28
2023	54,314	15.89	21.66	1,000,734	0.46	0.65	1.65	15.40	16.64
2022	67,971	13.77	18.57	1,078,928	0.49	0.65	1.65	(25.00)	(24.27)
2021	73,967	18.36	24.52	1,548,294	0.14	0.65	1.65	8.51	9.56
MFS® Investors Trust Series
2025	8,992	30.56	40.35	337,702	0.60	0.65	1.10	12.11	12.62
2024	9,616	27.26	35.83	321,826	0.42	0.65	1.10	17.91	18.45
2023	15,005	23.12	30.25	432,295	0.44	0.65	1.10	17.36	17.89
2022	18,423	19.70	25.66	451,796	0.37	0.65	1.10	(17.61)	(17.23)
2021	20,643	23.91	31.00	603,316	0.40	0.65	1.10	25.12	25.66
MFS® Mid Cap Growth Series
2025	8,427	26.45	28.39	227,049	N/A	0.30	1.00	2.36	3.09
2024	10,037	25.84	27.54	263,273	N/A	0.30	1.00	13.33	14.08
2023	10,854	22.53	24.14	251,614	N/A	0.30	1.15	19.59	20.64
2022	12,889	18.84	20.01	247,959	N/A	0.30	1.15	(29.60)	(29.02)
2021	12,139	26.76	28.19	330,827	N/A	0.30	1.15	12.58	13.53

		At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
MFS® Mid Cap Value Portfolio
2025	59,788	22.35	23.99	1,338,638	0.82	0.30	1.00	4.68	5.40
2024	71,222	21.06	22.76	1,522,301	1.03	0.30	1.15	12.20	13.18
2023	77,255	18.77	20.11	1,468,778	1.50	0.30	1.15	11.13	12.03
2022	85,249	16.89	17.95	1,455,732	0.79	0.30	1.15	(10.06)	(9.25)
2021	88,964	18.78	19.78	1,685,667	0.74	0.30	1.15	29.16	30.22
MFS® New Discovery Series
2025	28,061	22.01	29.54	706,105	N/A	0.65	1.65	10.71	11.81
2024	33,702	19.88	26.42	763,000	N/A	0.65	1.65	4.69	5.76
2023	38,217	18.99	24.98	822,703	N/A	0.65	1.65	12.43	13.49
2022	53,805	16.89	22.01	1,038,798	N/A	0.65	1.65	(31.15)	(30.44)
2021	64,445	24.53	25.13	1,753,246	N/A	0.65	1.65	(0.12)	0.92
MFS® Research International Portfolio
2025	1,665	18.04	18.04	30,036	1.30	1.00	1.00	20.59	20.59
2024	1,665	14.96	14.96	24,917	1.63	1.00	1.00	1.70	1.70
2023	4,568	14.71	14.71	67,182	0.79	1.00	1.00	11.78	11.78
2022	4,782	13.16	13.16	62,955	1.63	1.00	1.00	(18.67)	(18.67)
2021	4,931	16.18	16.18	79,761	0.68	1.00	1.00	10.22	10.22
MFS® Total Return Bond Series
2025	5,919	11.16	11.33	66,578	4.82	1.05	1.20	5.68	5.79
2024	8,080	10.56	10.71	86,174	4.15	1.05	1.20	1.05	1.23
2023	7,664	10.45	10.58	80,779	3.14	1.05	1.20	5.88	6.01
2022	6,935	9.87	9.98	68,958	2.50	1.05	1.20	(15.21)	(15.06)
2021	7,143	11.64	11.75	83,697	2.54	1.05	1.20	(2.27)	(2.08)
MFS® Utilities Series
2025	13,844	20.77	21.08	291,387	2.81	1.00	1.15	13.50	13.58
2024	15,601	18.30	18.56	289,105	2.10	1.00	1.15	10.04	10.28
2023	16,310	16.63	16.83	274,235	3.35	1.00	1.15	(3.43)	(3.33)
2022	16,939	17.22	17.41	294,532	2.25	1.00	1.15	(0.69)	(0.51)
2021	17,217	17.34	17.50	300,958	1.56	1.00	1.15	12.52	12.69
MFS® Value Series
2025	33,020	22.66	32.61	987,096	1.37	0.65	1.65	10.92	12.06
2024	42,798	20.43	29.10	1,137,797	1.39	0.65	1.65	9.49	10.60
2023	54,326	18.66	26.31	1,314,145	1.40	0.65	1.65	5.90	6.95
2022	65,569	17.62	24.60	1,471,786	1.15	0.65	1.65	(7.70)	(6.75)
2021	79,591	19.09	26.38	1,890,050	1.15	0.65	1.65	23.16	24.32
Nomura VIP Core Equity Series (a)
2025	954	32.92	32.92	31,400	0.14	1.00	1.00	14.19	14.19
2024	807	28.83	28.83	23,266	0.26	1.00	1.00	24.43	24.43
2023	533	23.17	23.17	12,361	0.38	1.00	1.00	22.27	22.27
2022	528	18.95	18.95	10,013	0.22	1.00	1.00	(18.14)	(18.14)
2021	550	23.15	23.15	12,722	0.54	1.00	1.00	27.69	27.69
Nomura VIP International Core Equity Series (a)
2025	79,119	17.10	17.10	1,352,587	0.40	1.00	1.00	22.93	22.93
2024	90,671	13.91	13.91	1,260,900	1.28	1.00	1.00	2.81	2.81
2023	102,083	13.53	13.53	1,381,568	1.60	1.00	1.00	14.47	14.47
2022	115,244	11.82	11.82	1,362,428	2.24	1.00	1.00	(15.15)	(15.15)
2021	123,196	13.93	13.93	1,716,539	1.05	1.00	1.00	12.98	12.98

Separate Account A

Forethought Life Insurance Company
Notes to Financial Statements — (continued)
December 31, 2025

		At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
Nomura VIP Value Series (a)
2025	346	21.06	21.06	7,276	2.25	1.00	1.00	8.33	8.33
2024	409	19.44	19.44	7,948	1.58	1.00	1.00	5.42	5.42
2023	409	18.44	18.44	7,540	1.51	1.00	1.00	7.27	7.27
2022	409	17.19	17.19	7,029	1.32	1.00	1.00	(5.96)	(5.96)
2021	409	18.28	18.28	7,473	1.87	1.00	1.00	29.92	29.92
PIMCO All Asset Portfolio
2025	9,245	13.85	15.88	142,822	4.45	0.65	1.65	12.33	13.51
2024	11,523	12.33	13.99	158,503	6.33	0.65	1.65	1.90	2.87
2023	10,842	12.10	13.60	145,170	2.75	0.65	1.65	6.23	7.34
2022	11,586	11.39	14.41	144,212	7.14	0.30	1.65	(13.32)	(12.13)
2021	15,428	13.14	16.40	222,343	10.87	0.30	1.65	14.16	15.74
PIMCO CommodityRealReturn® Strategy Portfolio
2025	2,348	15.55	15.79	36,985	3.02	1.15	1.30	17.09	17.31
2024	39,082	13.28	13.46	525,907	2.04	1.15	1.30	2.63	2.75
2023	41,114	12.94	13.10	538,364	15.70	1.15	1.30	(9.13)	(8.96)
2022	41,471	14.24	14.39	596,610	12.96	1.15	1.30	7.31	7.47
2021	5,683	13.27	13.39	76,046	3.19	1.15	1.30	31.39	31.53
PIMCO Dynamic Bond Portfolio
2025	12,191	12.46	13.58	157,028	5.44	0.30	1.15	6.68	7.61
2024	12,517	11.68	12.62	150,466	4.64	0.30	1.15	4.38	5.25
2023	8,640	11.19	11.99	99,864	3.60	0.30	1.15	5.77	6.67
2022	9,320	10.58	11.24	101,284	2.53	0.30	1.15	(7.52)	(6.80)
2021	11,906	11.44	12.06	138,972	2.00	0.30	1.15	0.00	0.92
PIMCO Emerging Markets Bond Portfolio
2025	7,122	14.33	14.33	102,082	6.81	1.00	1.00	13.73	13.73
2024	7,174	12.43	12.60	90,420	6.33	1.00	1.15	6.15	6.33
2023	8,427	11.71	11.85	99,696	5.60	1.00	1.15	9.75	9.93
2022	8,468	10.67	11.33	91,173	4.64	0.30	1.15	(16.77)	(16.07)
2021	12,907	12.82	13.50	167,756	4.40	0.30	1.15	(3.75)	(2.95)
PIMCO Global Managed Asset Allocation Portfolio
2025	2,274	18.84	18.84	42,832	4.30	1.15	1.15	20.38	20.38
2024	2,274	15.65	15.65	35,581	3.45	1.15	1.15	9.52	9.52
2023	2,274	14.29	14.29	32,499	2.20	1.15	1.15	11.55	11.55
2022	2,274	12.81	12.81	29,131	1.92	1.15	1.15	(19.33)	(19.33)
2021	2,274	15.88	15.88	36,111	2.32	1.15	1.15	11.28	11.28
PIMCO High Yield Portfolio
2025	12,514	13.28	13.45	168,147	6.17	1.00	1.15	7.62	7.69
2024	14,643	12.34	12.49	182,650	5.76	1.00	1.15	5.56	5.76
2023	18,655	11.69	11.81	220,028	5.51	1.00	1.15	10.81	11.00
2022	10,622	10.55	10.64	112,802	5.00	1.00	1.15	(11.42)	(11.26)
2021	7,603	11.91	11.99	90,962	4.34	1.00	1.15	2.32	2.48
PIMCO International Bond Portfolio (U.S. Dollar-Hedged)
2025	26,637	11.88	12.03	316,557	3.39	0.65	1.00	2.77	3.17
2024	30,131	11.56	11.66	348,272	3.50	0.65	1.00	4.33	4.67
2023	34,003	11.08	11.14	376,806	2.48	0.65	1.00	7.78	8.26
2022	38,488	10.28	10.29	395,540	1.40	0.65	1.00	(11.07)	(10.83)
2021	36,588	11.56	11.54	423,113	1.50	0.65	1.00	(3.10)	(2.70)

		At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
PIMCO Real Return Portfolio
2025	5,070	11.87	12.05	60,471	3.23	1.15	1.30	6.36	6.54
2024	4,971	11.16	11.31	55,719	2.52	1.15	1.30	0.72	0.80
2023	3,691	11.08	11.15	40,940	2.95	0.80	1.30	2.21	2.76
2022	7,172	10.84	10.85	77,821	6.91	0.80	1.30	(13.14)	(12.71)
2021	7,671	12.48	12.43	95,567	4.99	0.80	1.30	4.17	4.63
PIMCO StocksPLUS® Global Portfolio
2025	10,868	26.72	27.95	297,881	4.48	0.65	1.00	23.02	23.45
2024	13,744	21.72	22.64	306,020	5.06	0.65	1.00	12.25	12.64
2023	19,077	15.28	20.10	377,521	2.55	0.65	1.10	21.46	22.04
2022	33,349	12.58	16.47	539,146	1.09	0.65	1.10	(19.67)	(19.30)
2021	37,312	15.66	20.41	747,057	0.07	0.65	1.10	18.01	18.52
PIMCO Total Return Portfolio
2025	238,477	10.30	11.94	2,688,396	4.00	0.45	1.70	6.96	8.35
2024	254,586	9.74	11.02	2,667,131	3.94	0.45	1.80	0.62	1.94
2023	258,514	9.68	10.81	2,674,571	3.46	0.45	1.80	3.86	5.36
2022	306,595	9.32	10.26	3,023,433	2.51	0.45	1.80	(15.88)	(14.78)
2021	313,525	11.08	12.04	3,648,422	1.72	0.45	1.80	(3.15)	(1.79)
Putnam VT Core Equity Fund
2025	5,679	37.00	37.00	210,118	0.40	1.00	1.00	15.66	15.66
2024	5,467	31.99	31.99	174,900	0.59	1.00	1.00	25.65	25.65
2023	1,747	25.46	25.46	44,473	0.43	1.00	1.00	26.86	26.86
2022	722	20.07	20.07	14,484	0.98	1.00	1.00	(16.62)	(16.62)
2021	722	24.07	24.07	17,368	0.62	1.00	1.00	29.69	29.69
Putnam VT Global Asset Allocation Fund
2025	—	20.15	20.15	—	N/A	1.00	1.00	13.27	13.27
2024	1,282	17.79	17.79	22,814	2.08	1.00	1.00	15.15	15.15
2023	1,282	15.45	15.45	19,805	1.50	1.00	1.00	16.34	16.34
2022	1,282	13.28	13.28	17,026	1.31	1.00	1.00	(16.84)	(16.84)
2021	1,282	15.97	15.97	20,480	0.68	1.00	1.00	12.78	12.78
Putnam VT Income Fund
2025	145,663	10.37	11.77	1,640,275	4.74	0.65	1.10	6.14	6.61
2024	146,892	9.77	11.04	1,553,911	5.53	0.65	1.10	1.14	1.66
2023	161,445	9.40	10.86	1,683,600	5.87	0.65	1.65	3.07	4.02
2022	169,429	9.12	10.44	1,697,736	5.58	0.65	1.65	(15.24)	(14.43)
2021	209,185	10.76	11.62	2,431,966	1.38	0.65	1.65	(6.19)	(5.14)
Putnam VT International Value Fund
2025	1,596	20.82	20.82	33,239	1.21	1.00	1.00	33.29	33.29
2024	1,973	15.40	15.62	30,813	3.24	1.00	1.15	3.98	4.20
2023	4,470	14.81	14.99	66,634	1.47	1.00	1.15	17.35	17.48
2022	4,928	12.62	12.76	62,593	2.02	1.00	1.15	(7.88)	(7.74)
2021	5,352	13.70	13.83	73,746	1.99	1.00	1.15	13.60	13.83
Putnam VT Large Cap Growth Fund
2025	17,099	43.51	45.33	768,527	N/A	0.65	1.10	13.10	13.58
2024	22,007	38.47	39.91	871,339	N/A	0.65	1.10	31.93	32.55
2023	27,908	29.16	30.11	834,092	N/A	0.65	1.10	42.87	43.52
2022	47,439	19.73	20.98	988,465	N/A	0.65	1.65	(31.64)	(30.94)
2021	46,408	28.86	30.38	1,400,103	N/A	0.65	1.65	20.65	21.86

Separate Account A

Forethought Life Insurance Company
Notes to Financial Statements — (concluded)
December 31, 2025

		At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
Putnam VT Large Cap Value Fund
2025	72,633	32.40	43.56	2,746,712	1.42	0.65	1.10	19.03	19.57
2024	83,013	27.22	36.43	2,589,084	1.04	0.65	1.10	17.84	18.36
2023	87,768	20.76	30.78	2,360,363	2.12	0.65	1.10	14.38	14.94
2022	100,641	18.15	26.78	2,327,441	1.48	0.65	1.10	(4.17)	(3.77)
2021	108,912	18.94	21.81	2,607,086	1.22	0.65	1.10	25.93	26.51
Putnam VT Mortgage Securities Fund
2025	33,350	10.48	10.64	354,641	7.71	1.00	1.15	7.93	8.02
2024	27,963	9.71	9.85	275,323	6.68	1.00	1.15	3.52	3.68
2023	29,018	9.38	9.50	275,499	17.28	1.00	1.15	4.11	4.28
2022	29,800	9.01	9.11	271,422	8.68	1.00	1.15	(11.14)	(10.95)
2021	27,397	10.14	10.23	280,282	N/A	1.00	1.15	(4.88)	(4.75)
Putnam VT Small Cap Value Fund
2025	18,862	20.79	22.66	404,412	0.66	0.30	1.15	4.05	4.96
2024	19,103	19.98	21.59	393,300	0.87	0.30	1.15	4.99	5.89
2023	23,981	19.03	20.39	467,794	0.15	0.30	1.15	22.38	23.35
2022	20,276	15.55	16.53	322,622	0.16	0.30	1.15	(13.99)	(13.23)
2021	24,195	18.08	19.05	445,684	0.67	0.30	1.15	38.33	39.46
TOPS® Managed Risk Balanced ETF Portfolio
2025	929,592	13.41	15.06	13,689,122	2.56	0.80	1.70	7.11	8.03
2024	1,160,354	12.52	13.94	15,835,256	2.46	0.80	1.70	4.16	5.13
2023	1,364,399	12.02	13.26	17,761,180	0.16	0.80	1.70	7.32	8.24
2022	1,591,078	11.20	12.25	19,162,959	18.31	0.80	1.70	(13.58)	(12.75)
2021	1,803,811	12.96	14.04	24,953,163	0.96	0.80	1.70	6.67	7.67
TOPS® Managed Risk Growth ETF Portfolio
2025	3,324,300	14.39	16.17	52,469,144	2.05	1.05	1.95	9.35	10.38
2024	3,942,797	13.16	14.65	56,553,129	2.14	1.05	1.95	5.53	6.47
2023	4,637,461	12.47	13.76	62,604,224	0.36	1.05	1.95	8.81	9.90
2022	5,427,696	11.46	12.52	66,809,221	8.40	1.05	1.95	(15.42)	(14.71)
2021	6,149,727	13.55	14.68	88,888,352	0.91	1.05	1.95	10.25	11.21
TOPS® Managed Risk Moderate Growth ETF Portfolio
2025	2,059,722	14.46	16.24	32,654,999	2.53	0.90	1.80	8.23	9.21
2024	2,481,588	13.36	14.87	36,108,394	2.44	0.90	1.80	5.70	6.59
2023	2,968,533	12.64	13.95	40,570,640	0.34	0.90	1.80	8.22	9.24
2022	3,502,765	11.68	12.77	43,900,446	15.55	0.90	1.80	(15.05)	(14.30)
2021	4,075,104	13.75	14.90	59,721,707	1.00	0.90	1.80	9.04	10.04

(a)  Name change. See Note 1.

(b)  Fund liquidation. See Note 1.

(1)  These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk fees, that result in direct reductions in the unit fair values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Underlying Fund in which the Sub-Accounts invest. Investment income ratio has not been annualized for periods less than one year.

(2)  These ratios represent the annualized Contract expenses of the Separate Account, consisting primarily of mortality and expense risk fees, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit fair values. See Note 3 for a list of all unit fair value charges. Charges made directly to Contract owner accounts through the redemption of units and expenses of the Underlying Fund are excluded. The additional fees for the mortality and expense risk fees applied to policies whose contract values are less than $100,000 are excluded from these ratios because they result in reductions of contract owner units, rather than direct reductions to the unit values. See footnote 5.

(3)  These amounts represent the total return for the periods indicated, including changes in the value of the Underlying Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Total return has not been annualized for periods less than one year.

(4)  Investment income ratios for closed or liquidated Sub-Accounts with periods less than one year are calculated using the average net assets for the period. Expense ratios for closed or liquidated Sub-Accounts with periods less than one year have been annualized. Total returns for closed or liquidated Sub-Accounts with periods less than one year are calculated using the final unit values.

(5)  The highest unit fair value and total return correspond with the product with the lowest expense ratio. The lowest unit fair value and total return correspond with the product with the highest expense ratio. Because the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Statutory Financial Statements

As of December 31, 2025 and 2024 and for the Years Ended
December 31, 2025, 2024, and 2023 and Supplemental Information
As of and for the Year Ended December 31, 2025

Forethought Life Insurance Company
(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Index to Statutory Financial Statements

Independent Auditor's Report	F-3 – F-4
Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus	F-5
Statutory Statements of Operations	F-6
Statutory Statements of Changes in Capital and Surplus	F-7
Statutory Statements of Cash Flows	F-8
Notes to Statutory Financial Statements	F-9 – F-49
Supplemental Information	F-50
Supplemental Schedule of Selected Statutory Basis Financial Data	F-51 – F-52
Supplemental Schedule of Investment Risk Interrogatories	F-53 – F-57
Summary Investment Schedule	F-58
Supplemental Schedule of Reinsurance Disclosures	F-59 – F-60

Deloitte & Touche LLP
115 Federal Street
Boston, MA 02110-1894
USA
Tel: +1 617 437 2000
www.deloitte.com

Independent Auditor's Report

Audit Committee of
The Global Atlantic Financial Group LLC:

Opinions

We have audited the statutory-basis financial statements of Forethought Life Insurance Company (the "Company"), which comprise the statutory-basis statements of admitted assets, liabilities, capital and surplus as of December 31, 2025 and December 31, 2024, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for the years ended December 31, 2025, 2024, and 2023, and the related notes to the statutory-basis financial statements (collectively referred to as the "statutory-basis financial statements").

Unmodified Opinion on Statutory-Basis of Accounting

In our opinion, the accompanying statutory-basis financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2025 and December 31, 2024, and the results of its operations and its cash flows for the years ended December 31, 2025, 2024, and 2023, in accordance with the accounting practices prescribed or permitted by the Insurance Department of the State of Indiana described in Note 2.

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America section of our report, the statutory-basis financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2025 and December 31, 2024, or the results of its operations or its cash flows for the years ended December 31, 2025, 2024, and 2023.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditor's Responsibilities for the Audit of the Statutory-Basis Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 2 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by the Company using the accounting practices prescribed or permitted by the Insurance Department of the State of Indiana, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Insurance Department of the State of Indiana. The effects on the statutory-basis financial statements of the variances between the statutory-basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material and pervasive.

Responsibilities of Management for the Statutory-Basis Financial Statements

Management is responsible for the preparation and fair presentation of the statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Department of the State of Indiana. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory-basis financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the statutory-basis financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern for one year after the date that the statutory-basis financial statements are issued.

Auditor's Responsibilities for the Audit of the Statutory-Basis Financial Statements

Our objectives are to obtain reasonable assurance about whether the statutory-basis financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditor's report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the statutory-basis financial statements.

In performing an audit in accordance with GAAS, we:

•  Exercise professional judgment and maintain professional skepticism throughout the audit.

•  Identify and assess the risks of material misstatement of the statutory-basis financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the statutory-basis financial statements.

•  Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, no such opinion is expressed.

•  Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the statutory-basis financial statements.

•  Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

Report on Supplemental Schedules

Our 2025 audit was conducted for the purpose of forming an opinion on the 2025 statutory-basis financial statements as a whole. The supplemental schedule of selected statutory-basis financial data, the supplemental schedule of investment risk interrogatories, the supplemental summary investment schedule, and the supplemental schedule of reinsurance disclosures as of and for the year ended December 31, 2025, are presented for purposes of additional analysis and are not a required part of the 2025 statutory-basis financial statements. These schedules are the responsibility of the Company's management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. Such schedules have been subjected to the auditing procedures applied in our audit of the 2025 statutory-basis financial statements and certain additional procedures, including comparing and reconciling such schedules directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, such schedules are fairly stated in all material respects in relation to the 2025 statutory-basis financial statements as a whole.

March 20, 2026

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Statutory Statements of Admitted Assets,
Liabilities, Capital and Surplus
As of December 31, 2025 and 2024

(Dollars in thousands, except share amounts)

Assets	Notes	2025	2024
Bonds	4, 5	$35,916,031	$28,029,298
Unaffiliated common stock	4	110,247	89,960
Preferred stocks	4	191,152	65,283
Mortgage loans	4	21,920,396	21,030,120
Real Estate	4	26,627	24,687
Cash, cash equivalents, and short-term investments	4	1,596,225	1,611,126
Derivatives	4	1,769,651	1,066,195
Policy Loans		2,822	3,160
Other invested assets	4	4,820,920	2,794,487
Subtotal, cash and invested assets		66,354,071	54,714,316
Deferred and uncollected premiums	9	49,160	32,281
Investment income due and accrued		499,271	398,759
Current federal and foreign income tax recoverable	7	59,587	374,175
Net deferred tax asset	7	525,771	457,772
Reinsurance recoverable	8	928,268	858,609
Other assets	15	194,248	150,781
Separate account assets	16	4,405,265	2,960,751
Total admitted assets		$73,015,641	$59,947,444
Liabilities
Aggregate reserve for life and accident and health policies and contracts	10	37,751,961	34,302,012
Deposit funds and other contract liabilities	6, 10	5,908,674	3,307,514
Policy and contract claims		10,296	7,800
Funds held under reinsurance treaties	8	15,937,357	12,950,256
Transfers to separate accounts due or accrued		(404,170)	(81,979)
Asset valuation reserve		626,694	413,897
Reinsurance payable	8	962,513	749,946
Other liabilities	15	3,188,837	1,314,965
Separate account liabilities	16	4,405,265	2,960,751
Total liabilities		$68,387,427	$55,925,162
Capital and surplus
Common stock, $2,500 par value per share, 2,000 shares authorized, 1,000 shares issued and outstanding at 2025 and 2024		2,500	2,500
Paid in surplus		3,763,511	2,952,873
Unassigned surplus		742,450	972,772
Admitted disallowed IMR		119,753	94,137
Total capital and surplus		4,628,214	4,022,282
Total liabilities, capital and surplus		$73,015,641	$59,947,444

The accompanying notes are an integral part of these financial statements.

Forethought Life Insurance Company
(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Statutory Statements of Operations
For the Years Ended December 31, 2025, 2024 and 2023

(Dollars In thousands)

	Notes	2025	2024	2023
Revenue
Premiums and annuity considerations	9	$8,389,214	$8,793,184	$6,499,001
Net investment income	4	3,028,217	2,667,335	2,516,127
Amortization of interest maintenance reserve		(41,278)	(19,614)	5,040
Commissions, expense allowances, and reserve adjustments on reinsurance ceded		418,106	523,802	354,232
Separate Accounts net gain from operations excluding unrealized gains or losses		(30,029)	41,545	—
Other income	15	32,005	9,205	(16,808)
Total revenues		11,796,235	12,015,457	9,357,592
Benefits and expenses
Benefits paid or provided for:
Death benefits		182,227	152,246	154,451
Annuity payments		617,209	563,799	556,672
Accident and health claims		6,807	5,972	5,664
Interest and other payments on policy funds		247,868	340,137	395,949
Surrender benefits		4,162,234	4,288,806	4,022,035
Change in policy reserves		3,384,164	4,364,522	2,642,780
Total benefits		8,600,509	9,715,482	7,777,551
Net transfers to separate accounts	16	1,319,744	621,180	106,123
Commissions		943,212	802,345	449,166
General insurance expenses		446,204	427,059	413,303
Taxes, licenses and fees		28,168	23,173	18,021
Change in loading expenses		44,034	17,501	442
Other expenses	15	778,172	490,144	401,863
Total benefits and expenses		12,160,043	12,096,884	9,166,469
Net (loss) gain from operations before federal income taxes and realized capital losses		(363,808)	(81,427)	191,123
Federal and foreign income taxes	7	281,421	(207,188)	100,448
Net (loss) gain from operations before realized capital gains		(645,229)	125,761	90,675
Net Realized capital gains (losses), net of tax and transfers to interest maintenance reserve	4	125,007	(540)	(92,651)
Net income (loss)		$(520,222)	$125,221	$(1,976)

The accompanying notes are an integral part of these financial statements.

Forethought Life Insurance Company
(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Statutory Statements of Changes in Capital and Surplus
For the Years Ended December 31, 2025, 2024 and 2023

(Dollars in thousands)

	Capital Stock	Paid in Surplus	Other	Unassigned Surplus	Total Capital and Surplus
Balance at December 31, 2022	$2,500	$1,777,873	$—	$895,587	$2,675,960
Net Loss	—	—	—	(1,976)	(1,976)
Change in net unrealized capital gains	—	—	—	26,954	26,954
Change in unrealized foreign exchange capital loss	—	—	—	1,627	1,627
Change in net deferred income tax	—	—	—	133,067	133,067
Change in non-admitted assets	—	—	—	(47,288)	(47,288)
Change in asset valuation reserve	—	—	—	(47,785)	(47,785)
Capital contribution	—	100,000	—	—	100,000
Change in surplus as a result of reinsurance	—	—	—	(1,635)	(1,635)
Change in surplus due to ceded unrealized gains	—	—	—	32,037	32,037
Prior year reserve correction	—	—	—	(20,064)	(20,064)
Balance at December 31, 2023	$2,500	$1,877,873	$—	$970,524	$2,850,897
Net Income	—	—	—	125,221	125,221
Change in net unrealized capital gains	—	—	—	(107,468)	(107,468)
Change in unrealized foreign exchange capital loss	—	—	—	(14,690)	(14,690)
Change in net deferred income tax	—	—	—	(172,014)	(172,014)
Change in non-admitted assets	—	—	—	6,866	6,866
Change in surplus in separate accounts	—	—	—	39,049	39,049
Change in asset valuation reserve	—	—	—	24,790	24,790
Capital contribution	—	1,075,000	—	—	1,075,000
Change in surplus as a result of reinsurance	—	—	—	211,215	211,215
Change in surplus due to ceded unrealized gains	—	—	—	(12,642)	(12,642)
Other changes to capital and surplus	—	—	94,137	(94,137)	—
Prior year correction	—	—	—	(3,942)	(3,942)
Balance as of December 31, 2024	2,500	2,952,873	94,137	972,772	4,022,282
Net income	—	—	—	(520,222)	(520,222)
Change in net unrealized capital gains	—	—	—	196,920	196,920
Change in unrealized foreign exchange capital loss	—	—	—	49,791	49,791
Change in net deferred income tax	—	—	—	345,338	345,338
Change in non-admitted assets	—	—	—	15,166	15,166
Change in surplus in separate accounts	—	—	—	(42,326)	(42,326)
Change in asset valuation reserve	—	—	—	(212,797)	(212,797)
Capital contribution	—	810,638	—	—	810,638
Change in surplus as a result of reinsurance	—	—	—	(68,855)	(68,855)
Change in surplus due to ceded unrealized gains	—	—	—	45,845	45,845
Other changes to capital and surplus	—	—	25,616	(25,616)	—
Prior year correction	—	—	—	(13,566)	(13,566)
Balance as of December 31, 2025	$2,500	$3,763,511	$119,753	$742,450	$4,628,214

The accompanying notes are an integral part of these financial statements.

Forethought Life Insurance Company
(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Statutory Statements of Cash Flows
For the Years Ended December 31, 2025, 2024 and 2023

(Dollars in thousands)

	2025	2024	2023
Cash from operations
Premiums and annuity considerations	$8,485,273	$8,470,354	$7,017,428
Net investment income	2,766,964	2,456,478	2,420,593
Other income	464,187	567,529	331,877
Total receipts from operations	11,716,424	11,494,361	9,769,898
Benefit and loss related payments	5,189,593	4,910,382	5,666,656
Net transfers to separate accounts	660,181	663,011	106,470
Commissions and expenses paid	2,180,308	1,803,906	1,318,423
Federal income taxes paid	(222,410)	435,943	363,778
Total payments from operations	7,807,672	7,813,242	7,455,327
Net cash from operations	3,908,752	3,681,119	2,314,571
Cash from investments
Proceeds from investments sold, matured or called
Bonds	19,230,648	11,936,742	6,731,511
Stocks	69,065	—	33,937
Other invested assets	4,579,025	4,947,172	2,452,365
Real Estate	12,967	9,709	1,921
Mortgage loans	4,046,673	2,843,708	1,318,479
Net gains or (losses) on cash, cash equivalents, and short-term investments	(2,221)	—	—
Miscellaneous Proceeds	14,680	113,461	123,319
Total cash proceeds from investments	27,950,837	19,850,792	10,661,532
Cost of investments acquired
Bonds	27,136,215	13,023,663	6,784,441
Stocks	177,524	13,224	25,106
Other invested assets	5,712,889	5,898,201	2,171,206
Real Estate	4,327	1,872	5,138
Mortgage loans	4,925,430	6,739,316	3,415,986
Miscellaneous Applications	672,221	195,378	329,016
Total cost of investments acquired	38,628,606	25,871,654	12,730,893
Net increase in policy loans and premium notes	(338)	(445)	83
Net cash used for investments	(10,677,431)	(6,020,417)	(2,069,444)
Cash from financing and other sources
Capital and paid in surplus	650,000	1,075,000	100,000
Net deposits on deposit-type contracts	4,486,880	(730,349)	(619,281)
Net change in funds held for reinsurers	1,101,382	1,396,413	953,768
Net change in derivative collateral and repurchase agreements	543,720	(816,825)	824,174
Other cash (applied) provided	(28,204)	67,599	(490,131)
Net cash from financing and other sources	6,753,778	991,838	768,530
Net change in cash, cash equivalents, and short-term investments	(14,901)	(1,347,460)	1,013,657
Beginning of the year	1,611,126	2,958,586	1,944,929
End of the year	$1,596,225	$1,611,126	$2,958,586
Supplemental schedule of non-cash investing activities
Paid-in-kind Interest Bonds	26,922	19,714	952
Paid-in-kind Interest Mortgages	22,635	15,222	136
Paid-in-kind Interest Other Invested Assets	49,433	21,239	1,331
Paid-in-kind Stocks	23	—	—
Reclass of residual tranches	—	—	363,901
Non cash investment transactions — stocks	10,125	—	29,033
Non cash investment transactions — bonds	293,780	1,132,325	495,639
Non cash investment transactions — mortgages	229,136	263,666	170,193
Non cash investment transactions — other invested assets	88,191	53,472	14,030
Non cash investment transactions — real estate	—	19,637	—
Non cash capital contributions other invested assets	172,212	—	—
Reclass due to Principal Based Bond Definition — other invested assets	121,940	—	—
Ceded investment income to settle reinsurance transactions		(11,038)	—
Bonds to settle reinsurance transactions		(1,878,099)	—
Mortgages to settle reinsurance transactions		(822,847)	—
Ceded premiums from reinsurance transactions		(274,424)	—
Reinsurance ceded payable		4,995	—
Non Cash Ceded Commission		56,580	—
Ceded deferred gain		212,850	—
Supplemental schedule of non-cash financing and other activities
FWH payable on reinsurance ceded	1,885,719	—	—
Deposit type contracts ceded to settle reinsurance transactions	(1,885,719)	—	—

The accompanying notes are an integral part of these financial statements.

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Statutory Financial Statements

For the Years Ended December 31, 2025, 2024 and 2023

(Dollars in thousands)

1.  ORGANIZATION AND NATURE OF OPERATIONS

Forethought Life Insurance Company, an Indiana domiciled life insurance company, (FLIC or the Company) is a wholly owned subsidiary of Commonwealth Annuity and Life insurance company, a Massachusetts domiciled life insurance Company (Commonwealth Annuity), which in turn is a wholly owned indirect subsidiary of The Global Atlantic Financial Group LLC, a Bermuda company (Global Atlantic, which shall mean The Global Atlantic Financial Group LLC and, unless otherwise indicated or the context otherwise requires, its applicable subsidiaries). Global Atlantic is wholly-owned by KKR & Co. Inc (KKR).

On February 1, 2021, KKR indirectly acquired a majority interest in the Company following the merger of Global Atlantic Financial Group Limited (GAFGL) and Magnolia Merger Sub Limited, with GAFGL as the surviving entity of the merger transaction. Prior to the merger transaction, Magnolia Merger Sub Limited was a Bermuda exempted company, a direct wholly owned subsidiary of Magnolia Parent LLC (now known as The Global Atlantic Financial Group LLC or Global Atlantic) and an indirect subsidiary of KKR. Accordingly, Global Atlantic is now the holding company of GAFGL and KKR is deemed the ultimate controlling person of the Company.

On January 2, 2024, KKR acquired all the remaining equity interests in Global Atlantic that KKR did not already own. As of January 2, 2024, KKR owns 100.0% of Global Atlantic.

The Company's principal products are fixed-rate and fixed-indexed annuities, referred to together as "fixed annuities", and FLIC is Global Atlantic's flagship seller of these policies. FLIC's retirement products are distributed primarily through a network of industry-leading distribution partners. FLIC's preneed life insurance products are distributed through funeral homes. Commencing in 2021, the Company issues funding agreement backed notes for the purpose of reinvesting deposited funds. FLIC is licensed in 49 states (all except New York) and the District of Columbia.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements have been prepared in conformity with statutory accounting practices prescribed or permitted by the Insurance Department of the State of Indiana ("Indiana SAP"), which differ in some respects from accounting principles generally accepted in the United States of America (GAAP). Prescribed statutory accounting practices (SAP) include publications of the National Association of Insurance Commissioners "Accounting Practices and Procedures Manual" (NAIC SAP), state laws, regulations and general administrative rules. The more significant of these differences are as follows:

•  Bonds which are "available-for-sale" or "trading" are carried at fair value under GAAP, and are carried at amortized cost under NAIC SAP, except for bonds in or near default which are carried at the lower of fair value or amortized cost under NAIC SAP;

•  Derivatives for which the Company employs fair value accounting are carried at fair value. However, changes in unrealized capital gains and losses are not recognized in net income, but as changes to surplus;

•  The Asset Valuation Reserve (AVR) is required under NAIC SAP to offset potential credit-related investment losses on bonds, mortgage loans, stocks, real estate, and other invested assets. The AVR is recorded as a liability with changes in the reserve accounted for as direct increases or decreases in surplus. Under GAAP, no such reserve is required;

•  The Interest Maintenance Reserve (IMR) is required under NAIC SAP to defer recognition of realized gains and losses (net of applicable federal income taxes) on short and long term fixed income investments resulting from interest rate changes. The deferred gain and loss is amortized over the expected remaining life (maturity) of the investment sold. In the event that realized capital losses exceed gains on a cumulative basis, negative IMR is reclassified to Other Assets on the Statement of Admitted Assets and Liabilities and admitted to extent that it is within 10% of an adjusted surplus. Any admitted balance is presented as "admitted disallowed IMR" in the sections of Surplus and is excluded from Unassigned surplus for the purposes of establishing level of dividends which may be paid by the Company. Under GAAP, no such reserve is required;

•  Policy acquisition costs, such as commissions, and other costs that are directly related to the successful efforts of acquiring new business are deferred under GAAP. Under NAIC SAP, such items are recorded as expenses when incurred;

•  Benefit reserves are determined using statutorily prescribed interest, morbidity and mortality assumptions under NAIC SAP, except under certain principles-based reserve methodologies. With respect to variable annuities, VM-21 prescribes

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Statutory Financial Statements

For the Years Ended December 31, 2025, 2024 and 2023

(Dollars in thousands)

various approaches for setting assumptions related to policyholder and economic behavior that can vary by reserve component (Stochastic Reserve and Standard Projection Amount). With respect to life insurance products, valuation assumptions are prudent estimates used in determining Stochastic and Deterministic reserve components as prescribed by VM-20. In all cases the Company follows these prescribed practices. Under US GAAP, reserves and related balances are generally calculated using assumptions that are based on best estimates, which in some cases require appropriate adjustments that are required under certain FASB Accounting Standards. Effective January 1, 2023, public company reporting for long duration insurance contracts changed under the new long duration targeted improvements (LDTI) insurance accounting standard. LDTI requires the unlocking of assumptions for traditional life and limited pay contracts, requiring more frequent update to best estimates;

•  Under NAIC SAP, amounts recoverable from reinsurers for unpaid losses are not recorded as assets, but as offsets against the respective policyholder liabilities. Under GAAP, amounts recoverable from reinsurers for unpaid losses are recorded as assets and not offset against the respective policyholder liabilities. Reinsurance balance amounts deemed to be uncollectible are written off through a charge to operations. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings;

•  Deferred income taxes, which provide for book/tax temporary differences, are charged directly to unassigned surplus under NAIC SAP, whereas under GAAP, they are included as a component of net income. Deferred tax assets are also subject to an admissibility test under NAIC SAP;

•  Under NAIC SAP, certain items are designated as "non-admitted" assets (such as furniture and equipment, prepaid expenses, bills receivable, computer system software, and agents' balance, etc.) and are excluded from assets by a direct charge to surplus. Under GAAP, such assets are carried on the balance sheet with appropriate valuation allowances;

•  Under GAAP acquisition accounting, an intangible asset can be assigned a value representing the cost to duplicate, create or replace the asset, assigned a finite life, and amortized accordingly. NAIC SAP does not recognize this type of transaction but recognizes any amount paid in excess of the subsidiary's underlying statutory capital and surplus as unamortized goodwill on the parent company's books. Goodwill is then amortized into unrealized capital gains and losses, on a straight line basis for a period which the acquiring entity benefits economically, not to exceed 10 years;

•  Under GAAP accounting, the Company's assets and liabilities were remeasured at fair value upon the close of the KKR acquisition. This resulted in the recognition of Value of Business Acquired (VOBA), which is generally amortized on a constant level basis using policy count over the estimated lives of the contracts, and goodwill, which is not amortized but assessed for impairment annually or more frequently if circumstances indicate impairment may have occurred, for GAAP. There was no such remeasurement of assets and liabilities for Statutory reporting. Under NAIC SAP, consideration in excess of the net book value of business acquired is recognized as a ceding commission. Ceding commission expenses are recognized in income on the date of the transaction. Ceding commission revenues are recognized as a separate surplus item on a net of tax basis and are subsequently amortized into income as earnings from the business emerge;

•  Under NAIC SAP, revenues for annuity contracts and universal life policies consist of the entire premium received, and benefits incurred represent the total of death benefits paid, surrenders (net of surrender charges), and the change in policy reserves. Under GAAP, premiums received for annuity contracts and universal life that do not include significant mortality risk would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values. Charges for mortality expenses and surrenders for both types of policies would be recognized as revenue under GAAP;

•  Policyowner dividends are recognized when declared under NAIC SAP rather than over the term of the related policies as required by GAAP;

•  Under GAAP the Company has elected to carry the funds withheld assets at fair value while for statutory treatment the Company carries the funds withheld assets at amortized cost;

•  Under NAIC SAP, cash and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less;

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Statutory Financial Statements

For the Years Ended December 31, 2025, 2024 and 2023

(Dollars in thousands)

•  Investments in subsidiaries where the Company has the ability to exercise control are consolidated for GAAP reporting. Under NAIC SAP, the equity value of subsidiaries is recorded as other invested assets and investments in common stocks of affiliated entities;

The effects on the financial statements of the variances between statutory and GAAP, although not readily determinable, are presumed to be material.

Use of Estimates

The preparation of financial statements in accordance with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ significantly from those estimates. Significant estimates included in the accompanying statutory basis financial statements are assumptions and judgments utilized in determining if declines in fair values of investments are other-than-temporary, valuation methods for infrequently traded securities and private placements, policy liabilities, accruals relating to legal and administrative proceedings and estimates to establish the reserves for future policy benefits.

Investments

Bonds

Commencing January 1, 2025, bonds are subject to principle-based bond definition adopted guidance, which requires that certain criteria are met in order to be reported as a bond for statutory purposes. Bonds meeting this definition are categorized as either issuer-credit obligations, or asset-backed securities.

The NAIC classifies bonds into six quality categories and 20 subcategories. These categories range from 1A (the highest) to 5C (the lowest) for non-defaulted bonds, and category 6 for bonds in and near default. Bonds in default are required to be carried at the lower of amortized cost or NAIC fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Bonds and preferred stocks, excluding loan-backed and structured securities (LBASS), are stated at amortized cost using the modified scientific method, or fair value in accordance with the "Purposes and Procedures Manual (P & P Manual) of the NAIC Capital Markets and Investment Analysis Office" (CMIAO). Fair values are measured in accordance with the Statements of Statutory Accounting Principles (SSAP) No. 100 Fair Value Measurements (SSAP No.100). Short-term investments are highly liquid investments readily convertible to cash, with maturities of greater than 90 days and less than one year at time of purchase and are reported at amortized cost.

LBASS are stated at amortized cost or fair value in accordance with the P & P Manual of the CMIAO. Prepayment assumptions are primarily obtained from external sources or internal estimates, and are consistent with the current interest rate and economic environment. The prospective adjustment method is used on most non-agency LBASS. Fair values are based on quoted market prices. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models, based on discounted cash flow analysis. The Company reviews securities at least quarterly for other-than-temporary impairments (OTTI) using current cash flow assumptions.

The NAIC has contracted with Blackrock for non-agency Residential Mortgage Backed Securities (RMBS) and Commercial Mortgage Backed Securities (CMBS), to provide expected loss information, which the Company must use to determine the appropriate NAIC designations for accounting, and risk-based capital (RBC) calculations.

Preferred Stock

Preferred stocks are carried at cost or amortized costs except those rated NAIC class 4 or lower quality, which are carried at the lower of cost or fair value. Changes to preferred stock values are reported as an adjustment to surplus.

Common Stock

Unaffiliated common stocks are reported at fair value based on quoted market prices or determined internally utilizing available market data and financial information pertaining to the underlying company except for Federal Home Loan Bank (FHLB) common stock which is valued at cost. The related net unrealized gains or losses are reported in unassigned surplus. The related adjustment for federal income taxes is included in deferred income taxes in unassigned surplus.

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Statutory Financial Statements

For the Years Ended December 31, 2025, 2024 and 2023

(Dollars in thousands)

Mortgage Loans

Mortgage loans on real estate are carried at unpaid principal balances, net of discounts/premiums and valuation allowances, and are secured. Specific valuation allowances are established for the excess carrying value of the mortgage loan over its estimated fair value, when it is probable that based on current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Specific valuation allowances are based on the fair value of the collateral. Fair value is determined by discounting the projected cash flows for each property to determine the current net present value.

Commercial mortgage loans (CMLs) acquired at a premium or discount are carried at amortized cost using the effective interest rate method. CMLs held by the Company are diversified by property type and geographic area throughout the United States. CMLs are considered impaired when it is probable that the Company will not collect amounts due according to the terms of the original loan agreement. The Company assesses the impairment of loans individually for all loans in the portfolio. The Company estimates the fair value of the underlying collateral using internal valuations generally based on discounted cash flow analyses.

Financial Instruments and Derivatives

In the normal course of business, the Company enters into transactions involving various types of financial instruments including derivatives. Derivatives are instruments that derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. Derivatives may be privately negotiated contracts, which are usually referred to as over-the-counter (OTC) derivatives, or they may be listed and traded on an exchange (exchange-traded). Exchange-traded equity futures are transacted through a regulated exchange. From time to time, futures contracts are terminated. The clearinghouse guarantees the performance of both counterparties, which mitigates credit risk.

The Company primarily uses OTC derivatives to hedge its exposure to fixed annuity and preneed products. Some annuity products provide policy holders the potential return that is linked to the market while some preneed products provide death benefits with growth rates determined by various consumer price indexes (CPI). Fixed index annuity contracts credit interest based on certain indices, primarily the Standard & Poor's 500 Composite Stock Price Index. OTC call options and call spreads are purchased to hedge the growth in interest credited to the customer as a direct result of increases in the related indices. Upon exercise, the Company will receive the fair value of the call options and call spreads. For life products whose death benefit growth rate is determined by various consumer price indexes CPI, the Company has hedged this risk by entering into CPI swaps. The Company values the OTC options utilizing the Black-Scholes and Heston models. The Company also compares the derivative valuations to the daily counterparty marks to validate the model outputs. The parties with whom the Company enters into derivative contracts are highly rated financial institutions. Contracts are also fully supported by collateral, which minimizes the counterparty credit risk associated with such contracts. CPI swaps are accounted for using fair value accounting.

The Company also owns foreign currency denominated assets that generate exposure to FX risk. The Company has hedged this risk through the use of currency swaps and forwards. Under the terms of the contracts, the Company pays fixed and floating rate terms denominated in foreign currency and receives fixed USD. The Company considers these derivatives to be cash flow hedges. Under such treatment, the unrealized gains and losses are recorded consistent with the bonds hedged.

Low Income Housing Credits

The Company holds investments in Low Income Housing Tax Credits with 10 years remaining of unexpired tax credits and with a required holding period of 15 years.

Other Invested Assets

Other invested assets consist primarily of collateral loans, which are carried at amortized costs; securities which do not qualify as bonds, which are carried at the lower of fair value or amortized cost; residual tranche investments, which are carried at the lower of fair value or amortized cost; and investments in partnerships and LLCs, which are accounted for using the equity method of accounting.

Cash and Short-Term Investments

Cash and short-term investments include cash on hand, amounts due from banks, and highly liquid short-term investments. The Company considers all investments with an original maturity of 90 days or less as cash equivalents. Cash equivalent investments are stated at amortized cost. The Company considers all investments with an original maturity of greater than 90 days and less than one year as short-term investments. Short-term investments are stated at amortized cost.

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Statutory Financial Statements

For the Years Ended December 31, 2025, 2024 and 2023

(Dollars in thousands)

Investment Income

Investment income is recognized on an accrual basis. Any investment income which is over 90 days past due is excluded from surplus. Investments in bonds that are delinquent are placed on non-accrual status, and thereafter interest income is recognized only when cash payments are received.

Capital Gains and Losses

Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The AVR is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses. Under a formula prescribed by the NAIC, the Company defers, to the IMR, the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

The Company acquires IMR associated with certain assumed blocks of business through reinsurance transactions. Should realized capital losses exceed gains on a cumulative basis, the resulting negative IMR is reclassified to other assets and recorded as an admitted asset up to 10% of the Company's prior period adjusted capital and surplus.

Impairments

The Company evaluates mortgages for impairment based on the credit quality of the borrowers ability to pay, common stocks, which are primarily affiliated companies, based on the underlying financial condition of those companies, and joint ventures, partnerships and Limited Liability Companies (LLCs) when it is probable that it will be unable to recover the carrying amount of the investment or there is evidence indicating inability of the investee to sustain earnings that would justify the carrying value of the investment.

At least quarterly, management reviews impaired securities for OTTI. The Company considers several factors when determining if a security is other-than-temporarily impaired, including but not limited to the following: its intent and ability to hold the impaired security until an anticipated recovery in value; the issuer's ability to meet current and future principal and interest obligations for bonds; the length and severity of the impairment; and, the financial condition and near term and long-term prospects for the issuer. The review process involves monitoring market events that could impact issuers' credit ratings, business climate, management changes, litigation and government actions and other similar factors. The process also involves monitoring late payments, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues. Additional factors are considered when evaluating the unique features that apply to certain structured securities, including but not limited to the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority with the tranche structure of the security.

Recognition of Premium Income and Acquisition Costs

Life premiums are recognized as income over the premium-paying period of the related polices. Annuity considerations are recognized as income when received. Deposits on deposit-type contracts, such as funding agreements, supplemental contracts, dividend accumulations, and premium and other deposit funds, are recorded as a liability when received. Considerations for inforce block liabilities assumed are recognized as premium income when received. Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

Modified Coinsurance and Funds Withheld Reserve Adjustment

In accordance with SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance (SSAP No. 61R), the cedant retains invested assets supporting ceded reserves for modified coinsurance or funds withheld coinsurance. The counterparties settle statutory net income on these invested assets periodically on the reinsured business. The other significant contributors to the settlement activity are premiums, benefits, transfers to and from separate accounts, change in statutory reserves, mark-to-market of the derivative portfolio and other investment returns.

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Statutory Financial Statements

For the Years Ended December 31, 2025, 2024 and 2023

(Dollars in thousands)

Policy and Contract Claims

The liability for policy and contract claims is based on actual claims submitted but not paid on the statement date and an estimate of claims that had been incurred but not been reported on the statement date.

Insurance Reserves and Annuity and Other Funds

Reserving Practices

Reserves for life insurance policies are based on amount of insurance, issue age, duration, and premium paying pattern. Interest rates range from 3.0% to 5.5%, depending on the date of policy issue. The majority of reserves are calculated using the 1980 CSO Mortality Table. Tabular interest on funds not involving life contingencies have been determined by formula as described in the NAIC Annual Statement Instructions.

Reserves for a majority of the annuity contracts are determined in accordance with Commissioners' Annuity Reserve Valuation Method (CARVM). Valuation interest rates range from 3.0% to 6.25% based on the date of issue. The majority of reserves are calculated using the Annuity 2000 mortality table and 2012 Individual Annuity Reserving mortality table.

All policies issued by the Company had gross premiums in excess of net premiums.

Substandard policies are reserved in relation to net amount at risk.

Federal Income Taxes

Deferred federal income taxes are calculated as defined by SSAP No. 101, Income Taxes (SSAP No. 101). SSAP No. 101 establishes deferred tax assets and liabilities based on differences between statutory and tax bases of reporting.The deferred tax assets are then subject to an admissibility test, which can limit the amount of deferred tax assets that are recorded. The deferred federal income taxes result primarily from insurance reserves, policy acquisition expenses, and ceding commissions.

Separate Accounts

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of certain variable annuity contract holders. Assets consist principally of bonds, common stocks, mutual funds, short-term obligations and are stated at fair value. The investment income gains and losses of these accounts generally accrue to the contract holders and therefore, are not included in the Company's net income. Appreciation and depreciation of the Company's interest in the separate accounts, including undistributed net investment income, is reflected as other income. The fair value of assets and liabilities held in separate accounts is based on quoted market prices. Separate account assets representing contract holder funds are measured at fair value and reported as a summary total in the Statements of Admitted Assets, Liabilities, Capital and Surplus, with an equivalent summary total reported for separate account liabilities.

The Company receives fees for assuming mortality and certain expense risks. Such fees are included in Other Income in the accompanying Statement of Operations. Reserves in the separate accounts for variable annuity contracts are provided in accordance with the Variable Annuity Commissioners' Annuity Reserve Valuation Method (VA CARVM) under Actuarial Guideline VM-21. However, the adoption of VM-21 did not have an impact as these contracts are 100% ceded.

Transfers from Separate Accounts Due or Accrued, and Accrued Expense Allowance

The Company records a negative liability due from the separate accounts which primarily represents amounts that are held for policy account values in excess of statutory reserves, and certain other policy charges, including cost of insurance charges, administrative charges and guaranteed minimum death benefit (GMDB) charges, partially offset by associated reinsurance credits. This negative liability due from the separate accounts also includes assumed and ceded business. Amounts held in excess of the statutory reserves cannot be transferred from the separate account unless the policy is terminated or the policy account value is withdrawn.

Guaranty Fund Assessments

Guaranty fund assessments are paid to various states. The assessments are amortized against the premium tax benefit period.

Affiliated Entities and Related Parties

The Company recognizes entities which are under common control as affiliated entities consistent with SSAP No. 25 — Affiliates and Other Related Parties guidance. In addition, entities in which the company or affiliated companies own at least 10% of

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Statutory Financial Statements

For the Years Ended December 31, 2025, 2024 and 2023

(Dollars in thousands)

the voting interests are considered to be related parties even if there is no control or affiliation, and are disclosed consistent with related party disclosure guidelines in SSAP No. 25 guidance.

Recently Adopted Accounting Standards

In August, 2025, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 51 — Life Contracts which reflects different reversing methodologies in VM-22, Statutory Maximum Valuation Interest Rates for Income Annuities, and principle-based reserve (PBR) requirements. The Company has adopted these changes for the 2025 annual reporting period.

In March, 2025, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 1 — Accounting Policies, Risks & Uncertainties, and Other Disclosures which provided additional specifications on how modco/funds withheld assets should be captured as restricted assets and requires all restricted assets to be reported in a single table. The Company has adopted these changes for the annual 2025 reporting period.

In February, 2025, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 56 — Book Value Separate Accounts which clarify measurement method and transfer guidance for how transfers to/from the general account and separate account should be recognized. The Company has adopted these changes for the annual 2025 reporting period.

In August, 2024, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 15 — Debt and Holding Company Obligations to incorporate, with modification, the ASU 2023-06 disclosure requirements for unused commitments and lines of credit, extending the guidance to both short-term and long-term arrangements. The Company has adopted these changes for the 2025 annual reporting period.

In March, 2024, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 21R — Other Admitted Assets which provides guidance for debt securities that do not qualify as bonds under the Principles-Based Bond definition and measurement method guidance for all residual interests regardless of legal form, with a January 1, 2025 effective date. The Company has adopted accounting and presentation changes for the annual 2025 reporting period.

In August & March, 2024, the NAIC Statutory Accounting Principles Working Group adopted revisions to expand and amend guidance on New Markets Tax Credit Project within SSAP No. 93 — Low-Income Housing Tax Credit Property Investments to include all tax credit investments regardless of structure and type of state or federal tax credit program. Revisions to SSAP No. 94R — Transferable and Non-Transferable Stat Tax credits expand and amend guidance to include both purchased state and federal tax credits. The Company has adopted these changes for the annual 2024 reporting period.

In February, 2024, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 21R — Other Admitted Assets which incorporates a collateral loan disclosure that details admitted and nonadmitted collateral loans with the underlying collateral supporting the loan. The Company has adopted this disclosure change as appropriate.

In January, 2024, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 61R — Life, Deposit-Type and Accident and Health Reinsurance which provides guidance for the specific 2023 liquidation of U.S. based life reinsurer Scottish Re. The Company has adopted accounting and presentation changes to balances from this reinsurer as appropriate.

In December, 2023, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 30 — Unaffiliated Common Stock and SSAP No. 32 — Preferred Stock to address residual tranche investments which may be reported as preferred stock and common stock. Also, in September, 2023, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 48 — Joint Ventures, Partnerships, and Limited Liability Companies to address residual tranche investments which may be reported as equity method investments. These clarifications state that structures that are in-substance residual interests will be reported residual tranche investments. The Company has adopted these changes for the annual 2023 reporting period.

In October, 2023, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 20 — Nonadmitted Assets and SSAP No. 21R — Other Admitted Assets to clarify guidance on collateral loan accounting and reporting. The adopted revisions clarify that all collateral assets must qualify as admitted invested assets if they were owned directly and provides additional details about documentation required for the collateral assets. The Company has adopted these changes for the annual 2023 reporting period, and updated policies and procedures as appropriate.

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Statutory Financial Statements

For the Years Ended December 31, 2025, 2024 and 2023

(Dollars in thousands)

In August, 2023, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 34 — Investment Income Due and Accrued, which requires new disclosure around aggregate paid-in-kind (PIK) interest included in asset balances. The Company has included such disclosures in 2023 financial statements as appropriate.

In August, 2023, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 7 — Asset Valuation and Interest Maintenance Reserve which allows for the temporary admittance of a net negative interest maintenance reserve (IMR). Outlined in INT 23-01T, this guidance allows the admittance of negative IMR up to 10% of adjusted capital and surplus and provides additional accounting and reporting guidance. Pending any future adoptions, this interpretation will be automatically nullified on January 1, 2027. The Company has adopted these changes for the annual 2023 reporting period.

In August, 2023, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP 43R — Loan-Backed and Structured Securities which add collateralized loan obligations (CLOs) to financial modeling guidance and provide clarification that CLOs are not captured as legacy securities. This guidance aligns with changes adopted by the NAIC's Valuation of Securities Task Force in February, 2023. The Company has adopted these changes for the annual 2023 reporting period and there is no significant impact on the financial statements.

In August, 2023, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 26R — Bonds, SSAP No. 43R — Loan-Backed and Structured Securities and SSAP No. 21R — Other Admitted Assets which establishes a new principles-based definition of a bond for statutory reporting. The Company has adopted these changes for the annual 2025 reporting period. The impacts of the transition are included in the Change in Accounting Principle section below.

Correction of Errors

During 2025, corrections were made to 2024 balances resulting in a correction to premiums, expense allowances, reserves, and deferred gains. The changes made are being treated as a correction of an error and presented as an adjustment to unassigned surplus of $13,566. The impact of these errors has been reported as an adjustment to opening surplus per SSAP No. 3, Accounting Changes and Corrections of Errors, paragraph 10, which states: "Correction of errors in previously issued financial statements shall be reported as adjustments to unassigned funds (surplus) in the period an error is detected." The Company does not believe these errors are significant to capital and surplus at December 31, 2025, or in prior years.

During 2024, the company discovered reporting errors for the prior year balances resulting in a $745 increase in insurance taxes, licenses, and fees. As a result, $692 of state income tax payable were written off. The company made a correction resulting in a $3,889 decrease in premiums. The impact of these errors has been reported as an adjustment to opening surplus per SSAP No. 3, Accounting Changes and Corrections of Errors, paragraph 10, which states: "Correction of errors in previously issued financial statements shall be reported as adjustments to unassigned funds (surplus) in the period an error is detected." The Company does not believe these errors are significant to capital and surplus at December 31, 2024, or in prior years.

During 2023, the Company discovered reporting errors for the prior year balances resulting in a $20,064 increase in interest and adjustments on contract or deposit-type contract funds and an increase in the remittances and items not allocated. The impact of these errors has been reported as an adjustment to opening surplus per SSAP No. 3, Accounting Changes and Corrections of Errors, paragraph 10, which states: "Correction of errors in previously issued financial statements shall be reported as adjustments to unassigned funds (surplus) in the period an error is detected." The Company does not believe these errors are significant to capital and surplus at December 31, 2023, or change in accounting principle in prior years.

Change in Accounting Principle

In 2025, the Company reviewed and evaluated their bond portfolios as part of the Principles Based Bond Definition Project. The Company reclassified certain investments that did not meet the new Principle Based Bond Definition, from bonds to other invested assets. The aggregate book adjusted carrying value after transition for all securities reclassified out of the bond category is $101,543. As a result of the reclassification, certain investments are carried at the lower of amortized cost or fair value as of January 1, 2025, whereas they had been carried at amortized cost as of December 31, 2024. The aggregate book adjusted carrying value of investments which were subject to this change in measurement basis is $78,347. The aggregate reduction in surplus due to reclassified investments which are now carried at the lower of amortized cost or fair value is $17,987. Effective January 2025, SSAP21, Other Admitted Assets was updated to reflect new accounting

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Statutory Financial Statements

For the Years Ended December 31, 2025, 2024 and 2023

(Dollars in thousands)

requirements for residual tranche investments. The Company has adopted that guidance, and has elected the allowable earned yield method for its residual tranche investments.

3.  PRESCRIBED AND PERMITTED ACCOUNTING PRACTICES

The Indiana Department of Insurance recognizes only statutory accounting practices prescribed or permitted by the State of Indiana for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the Indiana Insurance Law. The NAIC's Accounting Practices & Procedures Manual has been adopted as a component of prescribed or permitted practices by the State of Indiana. The commissioner of the Indiana Department (the Commissioner) has the right to permit other specific practices that deviate from prescribed practices.

The Company, with the permission of the Commissioner, uses the Plan Type A discount rate with a guaranteed duration of less than five years under Actuarial Guideline 33 (AG33) on the entire in-force block of annuities with Guaranteed Minimum Withdrawal Benefits issued prior to October 1, 2013. By definition, AG33 would require the defined payments of the Guaranteed Lifetime Income Benefit (GLIB) benefit stream to be discounted using the Type B or Type C rate until the policy's contract value is exhausted and the additional payments to be discounted using the Type A rate. Type A, Type B, and Type C rates vary based on the withdrawal characteristics available to the policyholder for a specific contract.

The differences between NAIC SAP and Indiana SAP relate to reserve valuation prescribed by AG33. The differences are reflected in "increase in reserves for future policy benefits" for net income, and in "reserves for future policy benefits" for surplus.

A reconciliation of the Company's net income and capital and surplus between the practices prescribed and permitted by the State of Indiana and NAIC SAP is shown below:

	December 31,
	2025	2024	2023
Net income (loss), Indiana basis	$(520,222)	$125,221	$(1,976)
Indiana permitted practice:
State permitted practices that (increase) / decrease NAIC SAP	2,264	8,890	(3,192)
Net income (loss), NAIC statutory accounting practices	$(517,958)	$134,111	$(5,168)
Statutory surplus, Indiana basis	$4,628,214	$4,022,282	$2,850,897
Indiana permitted practice:
State permitted practices that (increase) / decrease NAIC SAP	(13,942)	(15,760)	(22,811)
Statutory surplus, NAIC statutory accounting practices	$4,614,272	$4,006,522	$2,828,086

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Statutory Financial Statements

For the Years Ended December 31, 2025, 2024 and 2023

(Dollars in thousands)

4.  INVESTMENTS

Bonds

Book Adjusted/Carrying Values and Fair Values

The book adjusted/carrying value and fair value of investment in long term, short-term (excludes non-bond investments of $0 and $141,981) and cash equivalent bonds (excludes non-bond cash and cash equivalent investments of $1,571,715 and $725,012) are as follows:

	December 31, 2025
	Book/ Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Category:
U.S. government security obligations	$60,431	$865	$(109)	$61,187
Non-U.S. sovereign jurisdiction securities	116,427	1,901	(8,705)	109,623
Municipal bonds — general obligations (direct & guaranteed)	48,392	539	(6,029)	42,902
Municipal bonds — special revenue	705,482	378	(140,081)	565,779
Project finance bonds issues by operating entities	2,013,146	5,337	(8,908)	2,009,575
Corporate bonds	10,026,996	145,028	(499,063)	9,672,961
Single entity backed obligations	13,834	951	—	14,785
SVO-identified bond exchange traded funds — fair value	78,466	—	—	78,466
Bank loans — acquired	864,193	3,455	(22,002)	845,646
Other issuer credit obligations	134,674	1,889	—	136,563
Total issuer credit obligations	14,062,041	160,343	(684,897)	13,537,487
Financial asset-backed securities — self-liquidating	17,812,964	168,105	(337,940)	17,643,129
Financial asset-backed securities — not self-liquidating	2,294,291	17,455	(47,906)	2,263,840
Non-financial asset-backed securities	1,753,120	19,089	(51,334)	1,720,875
Total asset-backed securities	$21,860,375	$204,649	$(437,180)	$21,627,844

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Statutory Financial Statements

For the Years Ended December 31, 2025, 2024 and 2023

(Dollars in thousands)

	December 31, 2024
	Book/ Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Long Term, Short-Term and Cash Equivalent Bonds:
U.S. government security obligations	$810,283	$182	$(10,633)	$799,832
All other governments	75,004	450	(12,027)	63,427
Political subdivisions	43,244	288	(3,101)	40,431
Special revenue and special assessment obligations	1,238,131	2,759	(184,408)	1,056,482
Hybrid	62,329	866	(9,732)	53,463
Industrial and miscellaneous	15,911,693	136,378	(929,627)	15,118,444
Parent, Subsidiaries and Affiliates	9,819,128	22,581	(481,290)	9,360,419
U.S. States, Territories and Possessions	69,486	430	(6,527)	63,389
Total long term bonds	28,029,298	163,934	(1,637,345)	26,555,887
Short-term bonds	340,956	45	(77)	340,924
Total long term, short-term and cash equivalent bonds	$28,370,254	$163,979	$(1,637,422)	$26,896,811

At December 31, 2025 and 2024, respectively, 93.1% and 93.8% of debt securities were rated by the NAIC as investment grade (1 or 2).

The book adjusted/carrying value and fair value of bonds by contractual maturity at December 31, 2025 are shown below. Actual maturities may differ from contractual maturities since borrowers may have the right to call or prepay obligations with or without call or prepayment penalties or the Company may have the right to put or sell the obligations back to the issuers. Mortgage-backed securities are included in their own distinct category.

	Book/ Adjusted Carrying Value	Fair Value
Due in one year or less	$124,713	$126,182
Due after one year through five years	1,237,154	1,239,033
Due after five years through ten years	3,924,313	3,978,933
Due after ten years	8,775,861	8,193,340
Mortgage backed and asset backed securities	21,860,375	21,627,843
Total	$35,922,416	$35,165,331

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Statutory Financial Statements

For the Years Ended December 31, 2025, 2024 and 2023

(Dollars in thousands)

The following tables provide information about the Company's bonds that have been continuously in an unrealized loss position:

	December 31, 2025
	Less than or equal to Twelve Months		Greater than Twelve Months		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Category:
U.S. government security obligations	$1,028	$(20)	$4,854	$(89)	$5,882	$(109)
Non-U.S. sovereign jurisdiction securities	—	—	32,513	(8,705)	32,513	(8,705)
Municipal bonds — general obligations (direct & guaranteed)	—	—	37,117	(6,029)	37,117	(6,029)
Municipal bonds — special revenue	2,886	(221)	554,558	(139,860)	557,444	(140,081)
Project finance bonds issues by operating entities	1,036,405	(6,136)	107,659	(2,772)	1,144,064	(8,908)
Corporate bonds	1,622,725	(26,920)	2,039,434	(472,143)	3,662,159	(499,063)
Bank loans — acquired	385,804	(5,912)	230,145	(16,090)	615,949	(22,002)
Total issuer credit obligations	3,048,848	(39,209)	3,006,280	(645,688)	6,055,128	(684,897)
Financial asset-backed securities — self-liquidating	5,840,970	(163,633)	2,022,843	(174,307)	7,863,813	(337,940)
Financial asset-backed securities — not self-liquidating	227,902	(8,143)	1,218,493	(39,763)	1,446,395	(47,906)
Non-financial asset-backed securities	373,824	(33,982)	313,373	(17,353)	687,197	(51,335)
Total asset-backed securities	$6,442,696	$(205,758)	$3,554,709	$(231,423)	$9,997,405	$(437,181)

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Statutory Financial Statements

For the Years Ended December 31, 2025, 2024 and 2023

(Dollars in thousands)

	December 31, 2024
	Less than or equal to Twelve Months		Greater than Twelve Months		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Long Term, Short Term and Cash Equivalent Bonds:
United States government	$572,991	$(10,065)	$22,814	$(568)	$595,805	$(10,633)
All other governments	—	—	55,544	(12,027)	55,544	(12,027)
Political subdivisions	—	—	27,122	(3,101)	27,122	(3,101)
Special revenue and special assessment obligations	55,562	(354)	911,173	(184,054)	966,735	(184,408)
Hybrid	—	—	27,598	(9,732)	27,598	(9,732)
Parent, Subsidiaries and Affiliates	4,921,032	(344,801)	1,693,974	(136,489)	6,615,006	(481,290)
U.S. States, Territories and Possessions	569	(6)	57,630	(6,521)	58,199	(6,527)
Industrial and miscellaneous	2,960,032	(48,710)	6,437,864	(880,917)	9,397,896	(929,627)
Total long term bonds	8,510,186	(403,936)	9,233,719	(1,233,409)	17,743,905	(1,637,345)
Short-term bonds	33,166	(77)	—	—	33,166	(77)
Total long term, short-term and cash equivalent bonds	$8,543,352	$(404,013)	$9,233,719	$(1,233,409)	$17,777,071	$(1,637,422)

The Company has the intent and ability to hold all bonds in an unrealized loss position until amortized cost basis is recovered.

As of December 31, 2025 and 2024, the number of securities in an unrealized loss position for over 12 months consisted of 782 and 1,303, respectively.

In the course of the Company's asset management, no securities have been sold and reacquired within 30 days of the sale date to enhance the Company's yield on its investment portfolio.

Insurer Self-Certified Securities

The following represents securities for which the Company does not have all information required for the NAIC to provide a NAIC designation, but for which the Company is receiving timely payments of principal and interest. These securities are referred to as "5GI Securities".

The Company's 5GI securities as of December 31, 2025 and December 31, 2024, respectively, were as follows:

	Number of 5GI Securities		Aggregate BACV		Aggregate Fair Value
Investment	Current Year	Prior Year	Current Year	Prior Year	Current Year	Prior Year
Preferred stock — AC	$2	$3	$1,175	$24,746	$1,175	$24,152
ICO — AC	2	—	30,736	—	30,534	—
LB&SS — AC	—	22	—	105,674	—	89,973
Total	$4	$25	$31,911	$130,420	$31,709	$114,125

AC — Amortized cost

BACV — Book adjusted carrying value

Subprime Mortgage Related Risk Exposure

While the Company holds no direct investments in subprime mortgage loans, the Company has limited exposure to subprime borrowers, through direct investments in primarily investment grade securities with underlying subprime exposure. The Company's definition of subprime is predominantly based on borrower statistics from a residential pool of mortgages.

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Statutory Financial Statements

For the Years Ended December 31, 2025, 2024 and 2023

(Dollars in thousands)

Included in the statistics evaluated is the average credit score of the borrower, the loan-to-value ratio, the debt-to-income statistics, and the diversity of all these statistics across the borrower profile. As is true for all securities in the Company's portfolio, the Company reviews the entire portfolio for impairments at least quarterly. Included in that analysis are current delinquency and default statistics, as well as the current and original levels of subordination on the security.

The Company has indirect subprime exposure through the following investments:

	December 31, 2025
	Actual Cost	Book/ Adjusted Carrying Value (excluding interest)	Fair Value	Other Than Temporary Impairment Losses Recognized
Loan backed and structured securities	$278,701	$297,383	$315,894	$—
Total	$278,701	$297,383	$315,894	$—
	December 31, 2024
	Actual Cost	Book/ Adjusted Carrying Value (excluding interest)	Fair Value	Other Than Temporary Impairment Losses Recognized
Loan backed and structured securities	$436,129	$385,398	$386,837	$—
Total	$436,129	$385,398	$386,837	$—

Mortgage Loans

Maturities

The maturity distribution for mortgages is as follows:

	Year Ended December 31,
	2025	Percentage
2026	$3,091,880	14.11%
2027	3,483,337	15.89%
2028	1,879,368	8.57%
2029	791,152	3.61%
2030 and thereafter	12,674,659	57.82%
Total	$21,920,396	100.00%

Impairments

The Company evaluates all of its mortgage loans for impairment. This evaluation considers the borrower's ability to pay and the value of the underlying collateral. When a loan is impaired, its impaired value is measured based on the present value of expected future cash flows discounted at the loan's effective interest rate, except that as a practical expedient, the impaired value may be based on a loan's observable market price (where available), or the fair value of the collateral if the loan is a collateral-dependent loan. An allowance is established for the difference between the loan's impaired value and its current carrying value. Additional allowance amounts established for incurred but not specifically identified impairments in the mortgage portfolio, based on analysis of market loss rate data, adjusted for specific characteristics of the Company's portfolio and changes in economic conditions. When all or a portion of a loan is deemed uncollectible, the uncollectible portion of the carrying amount of the loan is charged off against the allowance.

During 2025, the Company established a specific allowance of $123,042 on 9 high-risk commercial mortgage loans as a result of re-underwriting process by the KKR Real Estate Credit team. During 2024, the Company established a specific allowance of $98,610 on 7 high-risk commercial mortgage loans as a result of re-underwriting process by the KKR Real Estate Credit team

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Statutory Financial Statements

For the Years Ended December 31, 2025, 2024 and 2023

(Dollars in thousands)

During 2025, the Company recognized total impairments of $5,048 on mortgage loans all of which was recorded as a reduction to the carrying value of loans. During 2024, the Company recognized total impairments of $113,327 on mortgage loans all of which was recorded as a reduction to the carrying value of loans. During 2023, the Company recognized total impairments of $0 on mortgage loans all of which was recorded as a reduction to the carrying value of loans.

Regions and Type

Mortgage loans are collateralized by the underlying properties. Collateral for commercial mortgage loans and residential loans must meet or exceed 125% of the loan at the time the loan is made. The Company primarily grants commercial and residential loans to customers throughout the United States. The Company has a diversified loan portfolio with no exposure greater than 17.87% of our total exposure in any state at December 31, 2025.

The following table presents the Company's CMLs by geographic region and property type:

	Year Ended December 31,
	2025	Percentage	2024	Percentage
Atlantic	$7,184,320	32.77%	$7,223,414	34.34%
Mountain	2,019,136	9.21%	1,877,617	8.93%
New England	823,626	3.76%	851,421	4.05%
North Central	738,016	3.37%	760,435	3.62%
Pacific	4,876,154	22.24%	4,960,451	23.59%
South Central	2,712,437	12.37%	2,573,896	12.24%
Various	3,566,707	16.28%	2,782,886	13.23%
Total	$21,920,396	100.00%	$21,030,120	100.00%

The mortgage loans by type are as follows:

	Year Ended December 31,
	2025	Percentage	2024	Percentage
Retail	$226,255	1.03%	$149,515	0.71%
Office	3,518,923	16.05%	3,560,583	16.93%
Industrial	2,898,057	13.22%	3,278,346	15.59%
Residential	14,162,227	64.61%	9,376,696	44.59%
Other	1,114,934	5.09%	4,664,980	22.18%
Total	$21,920,396	100.00%	$21,030,120	100.00%

In 2025 the minimum and maximum rates of interest received for commercial and residential loans were 2.44% and 11.00%. The maximum percentage of any one loan to the value of the security at the time of the loan was 100.00%. In 2024, the minimum and maximum rates of interest received for commercial loans were 0.88% and 12.13%. The maximum percentage of any one loan to the value of the security at the time of the loan was 100.00%.

Real Estate

The company owned real estate investments as follows:

	Year Ended December 31,
	2025	2024
Held for the production of income	$17,439	$13,111
Held for sale	9,188	11,576
Total	$26,627	$24,687

Derivatives and Hedging Activities

The Company utilizes various derivative instruments to hedge risk identified in the normal course of its insurance business. The Company owns equity index options to limit its net exposure to equity market risk. The Company also owns the currency and CPI derivatives to hedge the currency and inflation risk. The Company mitigates interest rate risk through the

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Statutory Financial Statements

For the Years Ended December 31, 2025, 2024 and 2023

(Dollars in thousands)

use of interest rate futures, swaps, options and forwards. The Company receives collateral from its derivative counterparties to limit credit risk on the mark to market of open derivative trades.

The Company's derivative portfolio consists of equity index call options and spreads to hedge equity exposure associated with Equity Indexed Annuities underwritten. The Company utilizes CPI swaps to hedge the exposure to inflation risk associated with its prefunded funeral insurance business. The Company entered into currency swaps and forwards to limit its currency exposure from FX denominated assets and liabilities. The Company mitigates interest rate risk through the use of interest rate futures, swaps, options, and forwards. The total carrying values of derivative assets were $1,769,651 and $1,066,195 as of December 31, 2025 and 2024, respectively.

The Company accounts for its non-qualified hedges using the fair value method of accounting under SSAP No. 86, with changes in fair value recorded as unrealized investment gains or losses. The realized gains or losses are recorded upon the derivative contract expiry. The FX unrealized gains or losses on qualified currency swaps and currency forwards are recorded consistent with the hedged items. RSATs and other qualified hedges follow the accounting of the hedged item, and as such coupon payments on qualified swaps are recorded as net investment income. The total net investment income (loss) recognized from these derivative instruments were $(7,937), $(22,744) and $(5,032) as of 2025, 2024 and 2023.

The Company's credit risk is the risk of nonperformance by OTC counterparties. The Company limits this risk by utilizing and managing collateral according to a Credit Support Annex agreement (CSA). The company negotiates the CSA agreement with each highly rated counterparty prior to trading. Collateral is managed to CSA standards by derivative custodian BNY.

The current credit exposure of the Company's over the counter derivative contracts is limited to the fair value of $1,438,631 and $622,999 as of December 31, 2025 and 2024. Credit risk is managed by entering into transactions with creditworthy counterparties and obtaining net collateral of $1,818,426 and $898,890 from counterparties as of December 31, 2025 and 2024. In the event of the nonperformance by the counterparties, the Company has the right to the collateral pledged by counterparties. The exchange-traded futures are affected through a regulated exchange and positions are marked to market on a daily basis, the Company has little exposure to credit-related losses in the event of nonperformance by counterparties to such financial instruments.

The fair value of the derivative assets and liabilities by risk hedged, prior to derivative netting through same counterparties were as follows:

	As of December 31, 2025
Risk Hedged	Derivative Assets	Derivative Liabilities	Notional Amounts
Equity/Index	$1,872,465	$100,391	$27,097,406
Inflation	7,920	908	200,000
Currency	29,801	227,097	7,345,663
Interest Rates	224,034	51,985	15,539,130
Gross fair value of derivative instruments	$2,134,220	$380,381	$50,182,199
Offset per SSAP No. 64	(364,570)	(364,570)
Net fair value of derivative instruments	$1,769,650	$15,811
	As of December 31, 2024
Risk Hedged	Derivative Assets	Derivative Liabilities	Notional Amounts
Equity/Index	$951,869	$3,791	$19,205,891
Inflation	7,573	664	255,000
Currency	137,353	30,166	3,654,386
Interest Rates	167,686	173,523	26,271,027
Gross fair value of derivative instruments	$1,264,481	$208,144	$49,386,304
Offset per SSAP No. 64	(198,286)	(198,286)
Net fair value of derivative instruments	$1,066,195	$9,858

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Statutory Financial Statements

For the Years Ended December 31, 2025, 2024 and 2023

(Dollars in thousands)

The fair value of the derivative assets and liabilities by instruments were as follows:

	As of December 31, 2025
Derivative Instruments	Derivative Assets	Derivative Liabilities	Notional Amounts
CPI Swaps	$7,920	$908	$200,000
Currency Swaps / Forwards	29,801	227,097	7,345,663
OTC Options	1,871,919	98,926	26,322,874
Interest Rate Swaps	220,031	42,710	13,971,850
Futures	1,027	1,465	1,106,112
Bond Forwards	3,523	9,275	1,235,700
Gross fair value of derivative instruments	$2,134,221	$380,381	$50,182,199
Offset per SSAP No. 64	(364,570)	(364,570)
Net fair value of derivative instruments	$1,769,651	$15,811
	As of December 31, 2024
Derivative Instruments	Derivative Assets	Derivative Liabilities	Notional Amounts
CPI Swaps	$7,573	$664	$255,000
Currency Swaps / Forwards	137,353	30,166	3,654,386
OTC Options	950,726	3,791	18,463,524
Swaptions	9,132	2,574	2,700,000
Interest Rate Swaps	154,158	123,064	19,560,860
Futures	4,231	191	2,390,799
Bond Forwards	1,308	47,694	2,361,735
Gross fair value of derivative instruments	$1,264,481	$208,144	$49,386,304
Offset per SSAP No. 64	(198,286)	(198,286)
Net fair value of derivative instruments	$1,066,195	$9,858

Other Investments

Other Invested Assets

Other invested assets on the Company's Statements of Admitted Assets, Liabilities, Capital and Surplus consist of term notes and loans, interests in LLCs and partnerships, low income housing tax credits and investments which do not qualify as bonds under the principle-based bond definition. The carrying value of these investments for the years ended December 31, were as follows:

	Year Ended December 31,
	2025	2024
Collateral loans	$1,168,968	$1,045,853
LLCs, partnerships, and joint ventures	2,071,944	1,007,944
Residual tranches	752,455	575,453
Receivables for securities	712,066	162,342
Other	115,487	2,895
Total	$4,820,920	$2,794,487

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Statutory Financial Statements

For the Years Ended December 31, 2025, 2024 and 2023

(Dollars in thousands)

Collateral Loans

	Year Ended December 31,
	2025
Collateral Type	Aggregate Collateral Loan	Admitted	Nonadmitted
Mortgage loans — affiliated	$182,914	$182,914	$—
Mortgage loans — unaffiliated	287,641	287,641	—
Joint ventures, partnerships, and LLCs — affiliated	480,811	480,811	—
Joint ventures, partnerships, and LLCs — unaffiliated	192,603	192,603	—
Preferred stocks — affiliated	25,000	25,000	—
Total	$1,168,969	$1,168,969	$—
	Year Ended December 31,
	2024
Collateral Type	Aggregate Collateral Loan	Admitted	Nonadmitted
Mortgage loans — affiliated	$362,750	$362,750	$—
Mortgage loans — unaffiliated	301,920	301,920	—
Joint ventures, partnerships, and LLCs — affiliated	161,160	161,160	—
Joint ventures, partnerships, and LLCs — unaffiliated	195,023	195,023	—
Preferred stocks — affiliated	25,000	25,000	—
Total	$1,045,853	$1,045,853	$—

Cash and short-term investments

Cash and short-term investments held at December 31, were as follows:

	Year Ended December 31,
	2025	2024
Cash and cash equivalents	$1,590,414	$1,128,189
Short-term investments	5,811	482,937
Total	$1,596,225	$1,611,126

Restricted Assets

Restricted assets at December 31, were as follows:

	Year Ended December 31,
	2025			2024
	Gross	Net	Total Restricted to Total Admitted Assets	Gross	Net	Total Restricted to Total Admitted Assets	Increase / (Decrease)
FHLB capital stock	$92,925	$92,925	0.1%	$79,425	$79,425	0.1%	$13,500
Pledged collateral to FHLB	5,763,599	5,763,599	7.9%	3,286,717	3,286,717	5.5%	2,476,882
Pledged collateral, other	49,229	49,229	0.1%	49,106	49,106	0.1%	123
On deposit with states	6,429	6,429	—%	6,425	6,425	—%	4
Total	$5,912,182	$5,912,182	8.1%	$3,421,673	$3,421,673	5.7%	$2,490,509

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Statutory Financial Statements

For the Years Ended December 31, 2025, 2024 and 2023

(Dollars in thousands)

As of December 31, 2025, the Company has invested assets in the general and separate accounts of $0 held under modco reinsurance and $16,039,622 held under funds withheld reinsurance agreements, which represented 0% and 22.0% of total admitted assets, respectively. Of these amounts, $4,695,248 were considered related party investments for the reinsurer.

Proceeds, Net Investment Income and Capital Gains and Losses

Proceeds from the sale of bonds and related capital gains and losses were as follows:

	Year Ended December 31,
	2025	2024	2023
Proceeds	$11,775,697	$5,268,225	$1,489,339
Gross realized gains	75,671	15,650	26,960
Gross realized losses	(185,673)	(124,280)	(26,733)
Total realized gains (losses)	$(110,002)	$(108,630)	$227

Major categories of net investment income are summarized below:

	Year Ended December 31,
	2025	2024	2023
Mortgage loans	$1,205,535	$1,066,178	$954,393
Bonds and stock	1,781,045	1,534,143	1,506,899
Real estate income	666	338	—
Short-term investments	67,419	102,006	52,092
Derivative instruments	(5,467)	(13,982)	(4,595)
Other income	286,075	283,132	269,715
Gross investment income	3,335,273	2,971,815	2,778,504
Less: investment expenses	(307,056)	(304,480)	(262,377)
Net investment income before IMR amortization	3,028,217	2,667,335	2,516,127
IMR amortization	(41,278)	(19,614)	5,040
Net investment income including IMR amortization	$2,986,939	$2,647,721	$2,521,167

There were no amounts excluded from investment income for bonds where collection of interest was uncertain at December 31, 2025, 2024 and 2023.

The Company did not have any due and accrued amounts over 90 days past due to exclude from capital and surplus at December 31, 2025, 2024 and 2023.

The cumulative amounts of paid-in-kind (PIK) interest included in the current principal balance is $187,440 as of December 31, 2025. The cumulative amounts of paid-in-kind (PIK) interest included in the current principal balance is $87,317 as of December 31, 2024.

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Statutory Financial Statements

For the Years Ended December 31, 2025, 2024 and 2023

(Dollars in thousands)

Realized gains and losses, net of amounts transferred to the IMR and federal income tax, are as follows:

	Year Ended December 31,
	2025	2024	2023
Realized gains (losses)
Bonds and stock	$(99,831)	$(206,660)	$(52,741)
Derivatives	245,424	182,481	(106,925)
Mortgage loans	(20,154)	(187,612)	(25,367)
Other invested assets	(69,147)	9,744	159,252
Cash, cash equivalents and short-term investments	(2,221)	940	—
Total realized (losses) gains on investments	54,071	(201,107)	(25,782)
Less amount transferred to IMR (net of related taxes of of ($22,530) in 2025, ($47,830) in 2024, and $5,946 in 2023)	(84,758)	(179,933)	22,368
Total realized gains (losses) on investments	138,829	(21,174)	(48,149)
Federal income tax expense	13,822	(20,634)	44,501
Net realized gains (losses), less amount transferred to IMR	$125,007	$(540)	$(92,651)

The change in unrealized gains and losses on investments recorded in unassigned surplus is as follows:

	Year Ended December 31, 2025		Year Ended December 31, 2024
	Unrealized Capital Gain (Loss)	Foreign Exchange Unrealized Capital Gain (Loss)	Unrealized Capital Gain (Loss)	Foreign Exchange Unrealized Capital Gain (Loss)
Bonds	$(3,881)	$170,976	$(6,435)	$(84,959)
Common stocks	(1,637)	—	1,211	—
Preferred stocks	(12,050)	—	(7,987)	—
Derivative instruments	347,476	(305,186)	(79,998)	136,859
Cash and cash equivalents	—	(769)	—	(149)
Other invested assets	(45,747)	27,041	(1,912)	(10,166)
Mortgage loans	(24,541)	157,729	(15,691)	(56,275)
Total change in unrealized gains and losses	259,620	49,791	(110,812)	(14,690)
Capital gains tax expense (benefit)	(62,700)	—	3,344	—
Change in unrealized gains and losses, net of taxes	$196,920	$49,791	$(107,468)	$(14,690)

The Company employs a systematic methodology to evaluate declines in fair values below amortized cost for all investments. The Company evaluates: the ability and intent to hold the investment to maturity, the issuer's overall financial condition, the issuer's credit and financial strength ratings, the issuer's financial performance including earnings trends, dividend payments, and asset quality. A weakening of the general market conditions in the industry or geographic region in which the issuer operates, the length of time in which the fair value of an issuer's securities remains below cost, and with respect to fixed maturity investments, any factors that might raise doubt about the issuer's ability to pay all amounts due according to the contractual terms. The Company applies these factors to all securities, as necessary.

The Company recognized OTTI charges on invested assets of $27,849 and $161,579 during 2025 and 2024, respectively.

As of December 31, 2025, 2024 and 2023, the Company had no loan-backed and structured securities where the present value of cash flows expected to be less than amortized cost.

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Statutory Financial Statements

For the Years Ended December 31, 2025, 2024 and 2023

(Dollars in thousands)

The following is the aggregate amount of unrealized losses and related fair value of impaired loan-backed and structured securities (the fair value is less than cost or amortized cost) for which an other-than-temporary impairment has not been recognized in earnings as a realized loss as of December 31, 2025 and 2024:

	December 31, 2025
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Loan-Backed and Structured Securities	$5,882,502	$(191,160)	$3,498,620	$(244,764)	$9,381,122	$(435,924)
	December 31, 2024
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Loan-Backed and Structured Securities	$6,403,687	$(383,558)	$4,412,094	$(351,568)	$10,815,781	$(735,126)

The Company receives certain amounts of prepayment and acceleration fees as shown below:

General Account
1. Number of CUSIPS	8
2. Aggregate Amount of Investment Income	$1,407

5.  FAIR VALUE OF FINANCIAL INSTRUMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (the exit price). The fair value hierarchy under SSAP No. 100 prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to unobservable inputs (level 3 measurement).

The three levels of the fair value hierarchy are described below:

Basis of Fair Value Measurement

Level 1  Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities

Level 2  Quoted prices in markets that are not considered to be active or financial instruments for which all significant inputs are observable, either directly or indirectly.

Level 3  Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

Summary of Fair Value Methodologies

The following methods and assumptions were used by the Company in estimating fair value for financial instruments:

Bonds, preferred stock and common stock — Fair values are based on quoted market prices. If quoted market prices are not available, fair values are estimated using independent pricing sources or internally developed pricing models using discounted cash flow analyses, which utilize current interest rates for similar financial instruments having comparable terms and credit. Bonds rated a 6 in accordance with the P&P Manual of the NAIC CMIAO are carried at the lower of amortized cost or fair value.

Cash, cash equivalents, and short-term investments — For these investments, the carrying amounts reported in the Statements of Admitted Assets, Liabilities, Capital and Surplus approximate fair value.

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Statutory Financial Statements

For the Years Ended December 31, 2025, 2024 and 2023

(Dollars in thousands)

Mortgage loans — The fair value of mortgage loans is estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

Derivatives — The Company values the OTC options utilizing the Black-Scholes models implemented in the SunGard derivative system with index marks updated daily. The Company's OTC equity options trade in liquid markets, resulting in calculations that do not involve significant management judgment and valuations that generally can be verified. The Company also compares the derivative valuations to the daily counterparty marks to validate the model outputs. Such instruments are typically classified within Level 2 of the fair value hierarchy maturities.

Policy and contract liabilities — Fair values of the Company's liabilities under contracts not involving significant mortality or morbidity risks (principally, annuities and supplementary contracts) are stated at the cost the Company would incur to extinguish the liability (i.e., the cash surrender value).

Separate accounts — The estimated fair value of assets held in separate accounts is based on quoted market prices. Separate account assets representing contract holder funds are measured at fair value and reported as a summary total in the Statements of Admitted Assets, Liabilities, Capital and Surplus, with an equivalent summary total reported for related liabilities. Based on the level of observable activity, these assets will be measured at level 1.

Financial Instruments Held at Fair Value

As of December 31, 2025 and 2024, the assets carried at fair value were unaffiliated common stock and derivative instruments on a recurring basis. The following table presents, by level within the fair value hierarchy, financial assets and liabilities held at fair value.

	December 31, 2025
	Level 1	Level 2	Level 3	Total
Financial Assets
Common stock	$10,572	$—	$6,750	$17,322
Derivative assets	(919)	1,682,262	—	1,681,343
Preferred stock	—	170,028	23,354	193,382
Total assets at fair value	$9,653	$1,852,290	$30,104	$1,892,047
Financial Liabilities
Derivative liabilities	(481)	21,405		20,924
Total liabilities at fair value	$(481)	$21,405	$—	$20,924
	December 31, 2024
	Level 1	Level 2	Level 3	Total
Financial Assets
Common stock	$—	$—	$10,535	$10,535
Derivative assets	1,142	1,065,053		1,066,195
Preferred stock	20,914	—	44,368	65,282
Total assets at fair value	$22,056	$1,065,053	$54,903	$1,142,012
Financial Liabilities
Derivative liabilities	(2,898)	12,756	—	9,858
Total liabilities at fair value	$(2,898)	$12,756	$—	$9,858

Transfers into or out of Level 3

Overall, transfers into and/or out of Level 3 are attributable to a change in the observability of inputs. Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable. Transfers into and/or out of any level are assumed to occur at the beginning of the period.

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Statutory Financial Statements

For the Years Ended December 31, 2025, 2024 and 2023

(Dollars in thousands)

The Company had $30,104 and $54,903 of Level 3 financial assets or liabilities carried at fair value for the year ended December 31, 2025 and 2024.

	Beginning Balance at 01/01/2025	Transfers into Level 3	Transfers out of Level 3	Total gains and (losses) included in Net Income	Total gains and (losses) included in Surplus	Purchases	Issuances	Sales	Settlements	Ending Balance at 12/31/2025
Assets
Common Stock	$10,534	$—	$—	$8,419	$(2,084)	$—	$—	$(10,119)	$—	$6,750
Preferred Stock	44,369	—	—	12,346	(15,693)	2,949	—	(20,617)	—	23,354
Total Assets	$54,903	$—	$—	$20,765	$(17,777)	$2,949	$—	$(30,736)	$—	$30,104
	Beginning Balance at 01/01/2024	Transfers into Level 3	Transfers out of Level 3	Total gains and (losses) included in Net Income	Total gains and (losses) included in Surplus	Purchases	Issuances	Sales	Settlements	Ending Balance at 12/31/2024
Assets
Common Stock	$9,323	$—	$—	$—	$1,211	$—	$—	$—	$—	$10,534
Preferred Stock	53,270	—	—	—	(8,901)	—	—	—	—	44,369
Total Assets	$62,593	$—	$—	$—	$(7,690)	$—	$—	$—	$—	$54,903

Fair Value of All Financial Instruments

The aggregate fair value of the Company's financial instruments and the level within the fair value hierarchy in which the fair value measurements fall, together with the related admitted values, are presented in the following tables. Pursuant to SSAP No. 100R, insurance contracts have been excluded.

December 31, 2025	Aggregate Fair Value	Admitted Assets	Level 1	Level 2	Level 3	Net Asset Value (NAV)*
Financial Assets
Bonds	$35,158,352	$35,916,031	$78,466	$19,335,016	$15,744,870	—
Common stock	110,248	110,247	10,572	—	99,676	—
Preferred stock	193,382	191,152	—	170,028	23,354	—
Other invested assets (excluding derivatives)	2,932,650	3,330,418	—	19,954	2,328,234	584,462
Short-term investments	6,405	5,811	—	510	5,895	—
Real Estate	27,578	26,627	—	—	27,578
Cash and cash equivalents	1,590,415	1,590,414	1,589,840	575	—	—
Derivative assets	1,598,409	1,769,651	(919)	1,599,328	—	—
Mortgage loans	21,285,623	21,920,396	—	—	21,285,623	—
Policy loans	2,822	2,822	—	—	2,822	—
Financial Liabilities
Derivative liabilities	96,623	15,811	(480)	97,103	—	—

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Statutory Financial Statements

For the Years Ended December 31, 2025, 2024 and 2023

(Dollars in thousands)

December 31, 2024	Aggregate Fair Value	Admitted Assets	Level 1	Level 2	Level 3	Net Asset Value (NAV)*
Financial Assets
Bonds	$26,555,887	$28,029,298	$—	$15,787,995	$10,767,892	—
Common stock	89,960	89,960	—	—	89,960	—
Preferred stock	65,282	65,283	—	20,914	44,368	—
Other invested assets (excluding derivatives)	2,143,283	2,354,056	162,342	2,186	1,978,755	572,254
Short-term investments	482,905	482,937	—	50,914	431,991	—
Real Estate	24,687	24,687	—	—	24,687	—
Cash and cash equivalents	1,128,190	1,128,190	1,128,190	—	—	—
Derivative assets	1,066,195	1,066,195	1,142	1,065,053	—	—
Mortgage loans	20,044,043	21,030,120	—	—	20,044,043	—
Policy loans	3,160	3,160	—	—	3,160	—
Financial Liabilities
Derivative liabilities	9,858	9,858	(2,898)	12,756	—	—

*  Investments measured at net asset value per share as a practical expedient. These fund investments have strategies primarily focused on real assets (primarily real estate) or other investments and are subject to certain restrictions on redemption.

Financial Instruments Held at Carrying Value

The following is the estimated fair values of financial instruments held at carrying values:

	December 31,
	2025		2024
	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial Assets
Bonds	$35,916,031	$35,158,352	$28,029,298	$26,555,887
Common stock-unaffiliated	110,247	110,247	89,960	89,960
Preferred stocks	191,152	193,382	65,283	65,283
Mortgage loans	21,920,396	21,285,623	21,030,120	20,215,229
Cash, cash equivalents and short-term investments	1,596,225	1,596,819	1,611,126	1,611,095
Real Estate	26,627	27,578	24,687	24,687
Other invested assets, excluding derivatives	3,330,418	2,934,805	2,354,056	2,143,283
Policy loans	2,822	2,822	3,160	3,160
Total	$63,093,918	$61,309,628	$53,207,690	$50,708,584

6.  FEDERAL HOME LOAN BANK

The Company is a member of the Federal Home Loan Bank (FHLB) of Indianapolis. Through its membership, the Company has issued funding agreements to the FHLB Indianapolis in exchange for cash advances in the amount of $1,632,656 and $1,568,348 as of December 31, 2025 and 2024, respectively. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52, Deposit-Type Contracts (SSAP No. 52), accounting treatment to these funds, consistent with its other deposit-type contracts. It is not part of the Company's strategy to utilize these funds for operations, and any funds obtained from the FHLB Indianapolis for use in general operations would be accounted for consistent with SSAP No. 15, Debt and Holding Company Obligations (SSAP No. 15), as borrowed money.

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Statutory Financial Statements

For the Years Ended December 31, 2025, 2024 and 2023

(Dollars in thousands)

The table below indicates the amount of FHLB Indianapolis stock purchased, collateral pledged, assets and liabilities related to the agreement with FHLB Indianapolis.

	December 31, 2025	December 31, 2024
FHLB stock purchased/owned as part of the agreement:
Membership stock — class B	$5,000	$5,000
Activity stock	68,329	65,425
Excess stock	19,596	9,000
Aggregate total	92,925	79,425
Collateral pledged to the FHLB:
As of the reporting date and maximum during the reporting period	5,763,599	3,286,717
Funding capacity currently available	4,507,790	2,238,000
Total reserves related to the funding agreement	1,632,656	1,568,348
Agreement assets and liabilities
General account assets	92,925	79,425
General account liabilities	1,632,656	1,568,348

The Company invested in Class B of membership stock which is not eligible for redemption. The maximum amount of aggregate borrowings from FHLB at any time during 2025 and 2024, the actual or estimated borrowing capacity as determined by the Company in accordance with current and potential acquisitions of FHLB stock, amounts to $4,507,790 and $2,238,000, respectively.

7.  FEDERAL INCOME TAXES

Components of Net Deferred Tax Asset/ (Liability)

The net deferred tax asset/liability at December 31, 2025 and 2024 and the change is comprised of the following components:

	December 31, 2025
	Ordinary	Capital	Total
Gross deferred tax assets	$553,925	$162,952	$716,877
Statutory valuation allowance adjustments	—	—	—
Adjusted gross deferred tax assets	553,925	162,952	716,877
Deferred tax assets nonadmitted	—	—	—
Subtotal net admitted deferred tax asset	553,925	162,952	716,877
Gross deferred tax liabilities	128,699	62,407	191,106
Net admitted deferred tax asset / (liability)	$425,226	$100,545	$525,771
	December 31, 2024
	Ordinary	Capital	Total
Gross deferred tax assets	$505,359	$96,444	$601,803
Statutory valuation allowance adjustments	—	—	—
Adjusted gross deferred tax assets	505,359	96,444	601,803
Deferred tax assets nonadmitted	—	—	—
Subtotal net admitted deferred tax asset	505,359	96,444	601,803
Gross deferred tax liabilities	126,440	17,591	144,031
Net admitted deferred tax asset / (liability)	$378,919	$78,853	$457,772

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Statutory Financial Statements

For the Years Ended December 31, 2025, 2024 and 2023

(Dollars in thousands)

	Change
	Ordinary	Capital	Total
Gross deferred tax assets	$48,566	$66,508	$115,074
Statutory valuation allowance adjustments	—	—	—
Adjusted gross deferred tax assets	48,566	66,508	115,074
Deferred tax assets nonadmitted	—	—	—
Subtotal net admitted deferred tax asset	48,566	66,508	115,074
Gross deferred tax liabilities	2,259	44,816	47,075
Net admitted deferred tax asset / (liability)	$46,307	$21,692	$67,999

The ultimate realization of deferred tax assets depends on the generation of future taxable income during the periods in which the temporary differences are deductible and prior to the expiration of capital loss, net operating loss, and tax credit carryforwards. Management considers the scheduled reversal of deferred tax liabilities (including the impact of available carryback and carryforward periods), projected taxable income, and tax planning strategies in making this assessment. Management believes it is more likely than not that all deferred tax assets will be realized based on projected taxable income and available tax planning strategies.

Components of Admission Calculation

The admission calculation components under SSAP No. 101 are as follows:

	December 31, 2025
	Ordinary	Capital	Total
Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—
Adjusted gross deferred tax assets expected to be realized (excluding threshold limitation)	514,822	100,545	615,367
Adjusted gross deferred tax assets expected to be realized following the balance sheet date	489,482	100,545	590,027
Adjusted gross deferred tax assets allowed per limitation	—	—	615,066
Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from above) offset by gross deferred tax liabilities	39,103	62,407	101,510
Deferred tax assets admitted as the result of application of SSAP No. 101	$553,925	$162,952	$716,877
	December 31, 2024
	Ordinary	Capital	Total
Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—
Adjusted gross deferred tax assets expected to be realized (excluding threshold limitation)	373,481	86,956	460,437
Adjusted gross deferred tax assets expected to be realized following the balance sheet date	373,481	86,956	460,437
Adjusted gross deferred tax assets allowed per limitation	—	—	534,677
Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from above) offset by gross deferred tax liabilities	131,879	9,488	141,367
Deferred tax assets admitted as the result of application of SSAP No. 101	$505,360	$96,444	$601,804

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Statutory Financial Statements

For the Years Ended December 31, 2025, 2024 and 2023

(Dollars in thousands)

	Change
	Ordinary	Capital	Total
Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—
Adjusted gross deferred tax assets expected to be realized (excluding threshold limitation)	141,341	13,589	154,930
Adjusted gross deferred tax assets expected to be realized following the balance sheet date	116,001	13,589	129,590
Adjusted gross deferred tax assets allowed per limitation	—	—	80,389
Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from above) offset by gross deferred tax liabilities	(92,776)	52,919	(39,857)
Deferred tax assets admitted as the result of application of SSAP No. 101	$48,565	$66,508	$115,073

Other Admissibility Criteria

	December 31,
	2025	2024
Ratio Percentage Used To Determine Recovery Period	793%	773%
Ratio percentage used to determine recovery period and threshold limitation amount	$5,254,908	$4,436,180

Impact of Tax Planning Strategies

	December 31, 2025
	Ordinary	Capital	Total
Determination of adjusted gross deferred tax assets and net admitted deferred tax assets, by tax character as a percentage
Adjusted gross DTAs	$553,925	$162,952	$716,877
Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	62%	62%	62%
Net admitted adjusted gross DTAs	553,925	162,952	716,877
Percentage of net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	62%	62%	62%
	December 31, 2024
	Ordinary	Capital	Total
Determination of adjusted gross deferred tax assets and net admitted deferred tax assets, by tax character as a percentage
Adjusted gross DTAs	$505,359	$96,444	$601,803
Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	41%	90%	49%
Net admitted adjusted gross DTAs	505,359	96,444	601,803
Percentage of net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	41%	90%	49%

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Statutory Financial Statements

For the Years Ended December 31, 2025, 2024 and 2023

(Dollars in thousands)

	Change
	Ordinary	Capital	Total
Determination of adjusted gross deferred tax assets and net admitted deferred tax assets, by tax character as a percentage
Adjusted gross DTAs	$48,566	$66,508	$115,074
Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	21%	(29)%	13%
Net admitted adjusted gross DTAs	48,566	66,508	115,074
Percentage of net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	21%	(28)%	13%

There are no temporary differences for which deferred tax liabilities are not recognized.

Current Tax Expense and Change in Deferred Tax

Current income taxes incurred consist of the following categories:

	2025	2024	Change
Federal income tax expense (benefit) on operations	$281,421	$(207,188)	$488,609
Federal income tax on net capital gains	13,822	(20,634)	34,456
Current year income tax expense	$295,243	$(227,822)	$523,065

The main components of the deferred tax amounts from book/tax differences are as follows:

	December 31
	2025	2024	Change
Deferred tax assets
Policyholder reserves	$352,353	$311,596	$40,757
Investments	—	15,305	(15,305)
Deferred acquisition costs	192,395	160,408	31,987
Receivables — nonadmitted	6,913	10,098	(3,185)
Other	2,264	7,952	(5,688)
	553,925	505,359	48,566
Nonadmitted	—	—	—
Admitted ordinary deferred tax asset	553,925	505,359	48,566
Capital
Investments	68,077	77,351	(9,274)
Net capital loss carry-forward	94,875	19,093	75,782
	162,952	96,444	66,508
Nonadmitted	—	—	—
Admitted capital deferred tax asset	162,952	96,444	66,508
Admitted deferred tax asset	$716,877	$601,803	$115,074
Deferred tax liabilities
Investments	$114,172	$104,332	$9,840
Deferred and uncollected premiums	10,324	6,778	3,546
Policyholder reserves	3,966	15,330	(11,364)
Other	237	—	237
	128,699	126,440	2,259
Capital	62,407	17,591	44,816
Deferred tax liabilities	191,106	144,031	47,075
Net deferred tax assets	$525,771	$457,772	$67,999

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Statutory Financial Statements

For the Years Ended December 31, 2025, 2024 and 2023

(Dollars in thousands)

The change in deferred income taxes reported in surplus before consideration of non-admitted assets is comprised of the following components:

	December 31, 2025				December 31, 2024
	Ordinary	Capital	Total	Ordinary	Capital	Total	Change
Total deferred tax assets (admitted and nonadmitted)	$553,925	$162,952	$716,877	$505,359	$96,444	$601,803	$115,074
Total deferred tax liabilities	(128,699)	(62,407)	(191,106)	(126,440)	(17,591)	(144,031)	(47,075)
Net deferred tax assets / (liabilities)	$425,226	$100,545	$525,771	$378,919	$78,853	$457,772	$67,999
Tax effect of unrealized (gain) / losses							62,700
Tax effect of balance sheet only adjustments							214,639
Change in net deferred income tax							$345,338

Reconciliation of Federal Income Tax Rate to Actual Rate

The significant items causing a difference between the statutory federal income tax rate and the Company's effective income tax rate are as follows:

	December 31, 2025
	Amount	Tax Effect	Effective Rate
Provision computed at statutory rate	$(224,982)	$(47,246)	21.0%
Amortization of interest maintenance reserve	(25,614)	(5,379)	2.4%
Other permanent adjustments	(62,757)	(13,179)	5.9%
Tax on non-admitted assets	15,167	3,185	(1.4)%
Prior year tax returns adjustments	(54,610)	(11,468)	5.1%
Tax credits	95,752	20,108	(8.9)%
DREs	74,643	15,675	(7.0)%
Ceding commissions	(68,857)	(14,460)	6.4%
Subpart F Income/(Loss)	17,348	3,643	(1.6)%
Other net	(4,638)	(974)	0.4%
Total income taxes	$(238,548)	$(50,095)	22.3%
Federal income tax expense		281,421	(125.1)%
Realized capital gains (losses) tax		13,822	(6.1)%
Change in net deferred income taxes		(345,338)	153.5%
Total federal income taxes		$(50,095)	22.3%

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Statutory Financial Statements

For the Years Ended December 31, 2025, 2024 and 2023

(Dollars in thousands)

	December 31, 2024
	Amount	Tax Effect	Effective Rate
Provision computed at statutory rate	$(102,601)	$(21,546)	21.0%
Amortization of interest maintenance reserve	(112,514)	(23,628)	23.0%
Other permanent adjustments	(17,086)	(3,588)	3.5%
Tax on non-admitted assets	6,867	1,442	(1.4)%
Prior year tax returns adjustments	(4,543)	(954)	0.9%
Tax credits	(142,324)	(29,888)	29.1%
DREs	(100,157)	(21,033)	20.5%
Ceding commissions	211,214	44,355	(43.2)%
Subpart F Income/(Loss)	6,338	1,331	(1.3)%
Other net	(10,948)	(2,299)	2.2%
Total income taxes	$(265,754)	$(55,808)	54.4%
Federal income tax expense		(207,188)	201.9%
Realized capital gains (losses) tax		(20,634)	20.1%
Change in net deferred income taxes		172,014	(167.7)%
Total federal income taxes		$(55,808)	54.4%

As a result of tax reform ("Tax Cuts and Jobs Act, effective in 2018") the Company can no longer carry back future net operating losses (capital losses are still eligible for carry back), therefore there are no available taxes for recoupment.

At December 31, 2025, the Company has $452M of capital loss carryforwards and no operating loss foreign tax credit or any business credit carry-forwards. At December 31, 2025, the Company had no deposits admitted under IRC Section 6603.

The Company will file in a consolidated life/non-life federal income tax return with its parent, Global Atlantic Limited (Delaware), and its affiliates. The Company is a party to a written agreement, approved by the Company's Board of Directors, which sets forth the manner in which the total combined federal income tax is allocated to each entity within the consolidated group.

The IRS routinely audits the Company's federal income tax returns, and when appropriate, provisions are made in the financial statements in anticipation of the results of these audits. The Company believes that its income tax filing positions and deductions will be sustained on audit, and does not anticipate any adjustments that will result in a material, adverse effect on the Company's financial condition, results of operations, or cash flow. Therefore, no reasonable estimate can be made for tax loss contingencies and none has been recorded.

The Company recognizes interest and penalties accrued related to unrecognized tax benefits as a component of its income tax provision. As of December 31, 2025 and 2024, the Company has no amounts accrued for the payment of interest and penalties, which does not include the federal tax benefit of interest deductions, where applicable. The Company had no unrecognized tax benefits as of December 31, 2025 and 2024.

The Company files income tax returns in the U.S. federal jurisdiction and various state and local jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations by tax authorities for years before 2020. The Company has no tax positions for which it believes it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease within the next twelve months.

In June 2007, the Financial Accounting Standard Board (FASB) issued FASB interpretation (FIN) No. 48, According for Uncertainty in Income Taxes (FIN No. 48). The NAIC is still evaluating the applicability of FIN No. 48 to Statutory Financial Reporting. The Company continues to recognize tax benefits and related reserves in accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets (SSAP No. 5R). The Company believes that its income tax filing positions and deductions will be sustained in audit, and does not anticipate any adjustments that will results in a material, adverse effect on the Company's financial condition, results of operations, or cash flow. Therefore, no contingent tax liabilities have been recorded pursuant to SSAP No. 5R as modified by SSAP No. 101.

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Statutory Financial Statements

For the Years Ended December 31, 2025, 2024 and 2023

(Dollars in thousands)

On August 16, 2022, the Inflation Reduction Act (the "IRA") was signed into law. The IRA enacted a new 15% corporate minimum tax ("CAMT") on the "adjusted financial statement income" of certain large corporations, which became effective on January 1, 2023. As required under the authoritative guidance of ASC 740, Income Taxes, we reviewed the impact on income taxes due to the change sin legislation and concluded there was no material impact to the financial statements for the years ended December 31, 2025 and 2024.

On July 4, 2025, the One Big Beautiful Bill Act (the "OBBBA") was signed into law. We have evaluated the impact on income taxes due to the change in legislation and concluded there was no material impact to the financial statements for the year ended December 31, 2025.

8.  REINSURANCE

The Company seeks to diversify risk and limit its overall financial exposure by reinsuring certain levels of risk in various areas of exposure through acquisition and cessions with other insurance companies or reinsurers. In addition, consistent with the overall business strategy, the Company assumes certain policy risks written by other insurance companies on a coinsurance basis and modified coinsurance basis. Under a coinsurance arrangement, depending upon the terms of the contract, the reinsurer may share in the risk of loss due to mortality or morbidity, lapses, and the investment risk, if any, inherent in the underlying policy. Modified coinsurance and funds withheld coinsurance differ from coinsurance in that the ceding company retains the assets supporting the reserves while the risk is transferred to the reinsurer.

The Company assumes certain preneed life insurance policies from one non-affiliated company. This block of assumed business is in run-off. As of December 31, 2025 and 2024, FLIC assumed $16,657 and $18,052 of reserves. The Company accounts for its assumed reinsurance business on a basis consistent with those used in accounting for the original policies issued.

The Company assumes on a modified coinsurance (Modco) basis certain preneed life insurance policies from one non-affiliated company. This block of assumed business is in run-off. As of December 31, 2025 and 2024, FLIC assumed $223,410 and $230,817 of Modco reserves. The Company accounts for its assumed reinsurance business on a basis consistent with those used in accounting for the original policies issued.

Effective May 13, 2024, the Company entered into a coinsurance agreement with Commonwealth Annuity and Life Insurance Company whereby it ceded funding agreements. As of December 31, 2025 and 2024, the total accumulated ceded reserves were $4,541,454 and $3,875,282.

Effective December 31, 2024, the Company entered into a reinsurance agreement with a non-affiliated party on a coinsurance basis. As of December 31, 2025 and 2024, the total accumulated ceded reserves were $400,667 and $274,424.

Effective July 1, 2025, the Company entered into a coinsurance agreement with Global Atlantic Re Limited whereby it ceded funding agreements. The total accumulated ceded reserves were $1,947,396 as of December 31, 2025.

Reinsurance assumed for the years ended December 31, is as follows:

	December 31,
	2025	2024	2023
Reinsurance premiums assumed — non-affiliated	$122	$112	$382
Reserves assumed — non-affiliated	16,657	18,052	19,400
Modco reserves assumed — non-affiliated	223,410	230,817	230,646

Reinsurance ceded for years ended December 31, is as follows:

	December 31,
	2025	2024	2023
Reinsurance premiums ceded — affiliated	$4,893,342	$6,326,874	$4,910,069
Reinsurance premiums ceded — non-affiliated	82,488	291,632	19,198
Reserves ceded — affiliated	34,462,127	29,578,476	22,459,709
Reserves ceded — non-affiliated	400,667	274,424	—
Modco reserves ceded — affiliated	2,054,172	2,228,329	2,419,343
Contract claims unpaid ceded — affiliated	5,683	5,366	6,123
Contract claims unpaid ceded — non-affiliated	1,609	1,410	1,413

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Statutory Financial Statements

For the Years Ended December 31, 2025, 2024 and 2023

(Dollars in thousands)

The effects of reinsurance premiums for the years ended December 31, were as follows:

	December 31,
	2025	2024	2023
Direct	$13,364,922	$15,411,578	$11,427,886
Reinsurance assumed — non-affiliated	122	112	382
Less: Reinsurance ceded — affiliated	4,893,342	6,326,874	4,910,069
Less: Reinsurance ceded — non-affiliated	82,488	291,632	19,198
Net premiums	$8,389,214	$8,793,184	$6,499,001

In the normal course of business, the Company seeks to reduce the loss that may arise from events that cause unfavorable underwriting results by ceding certain levels of risk in various areas of exposure with other insurance enterprises or reinsurers

Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and analyses prepared by consultants and reinsurers and on market conditions (including the availability and pricing of reinsurance). The Company also believes that the terms of its reinsurance contracts are consistent with industry practice in that they contain standard terms with respect to lines of business covered, limit and retention, arbitration and occurrence. Based on the Company's review of its reinsurers' financial statements and reputations in the reinsurance marketplace, the Company believes that its reinsurers are financially sound and there was no allowance for uncollectible amounts as of December 31, 2025 and 2024.

9.  PREMIUMS AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Deferred and uncollected life insurance premiums represent annual or fractional premiums, either due and uncollected or not yet due, where policy reserves have been provided on the assumption that the full life insurance premium for the current policy year has been collected. Gross premiums as represented below are net of reinsurance. Loading is the amount added to premiums to cover operating expenses. Net deferred and uncollected premiums represent only the portion of gross premiums related to mortality charges and interest.

As of December 31, 2025 and 2024, the Company had deferred and uncollected life insurance premiums (excluding accident and health) as follows:

	Year Ended December 31,
	2025					2024
	Gross	Loading	Net	Non- Admitted	Net Admitted	Gross	Loading	Net	Non- Admitted	Net Admitted
Ordinary new business	$106,234	$64,943	$41,291	$—	$41,291	$42,360	$19,491	$22,869	$—	$22,869
Ordinary renewal business	5,041	1,991	3,050	—	3,050	4,285	1,586	2,699	—	2,699
Group life	9,298	4,479	4,819	—	4,819	13,014	6,301	6,713	—	6,713
Total	$120,573	$71,413	$49,160	$—	$49,160	$59,659	$27,378	$32,281	$—	$32,281

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Statutory Financial Statements

For the Years Ended December 31, 2025, 2024 and 2023

(Dollars in thousands)

10.  ANNUITY RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL CHARACTERISTICS

As of December 31, 2025, the Company's annuity reserves, supplementary contract reserves and deposit liabilities that are subject to discretionary withdrawal (without adjustment) and not subject to discretionary withdrawal provisions are summarized as follows:

Individual Annuities:

	Year Ended December 31, 2025
	General Account	Separate Account without Guarantees	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$29,861,582	$2,167,946	$32,029,528	48.7%
At book value less current surrender charge of 5% or more	26,247,163	14,756	26,261,919	40.0%
Total with adjustment or at fair value	56,108,745	2,182,702	58,291,447	88.7%
At book value without adjustment (minimal or no charge adjustment)	5,289,072	1,816,006	7,105,078	10.8%
Not subject to discretionary withdrawal:	335,806	—	335,806	0.5%
Total (gross)	61,733,623	3,998,708	65,732,331	100.0%
Less: reinsurance ceded	(26,791,260)	—	(26,791,260)
Total (net)	$34,942,363	$3,998,708	$38,941,071

Group Annuities:

	General Account	Separate Account without Guarantees	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$374,303	$—	$374,303	33.4%
At book value less current surrender charge of 5% or more	541,762	—	541,762	48.3%
Total with adjustment or at fair value	916,065	—	916,065	81.7%
At book value without adjustment (minimal or no charge adjustment)	205,409	—	205,409	18.3%
Not subject to discretionary withdrawal:	—	—	—	—%
Total (gross)	1,121,474	—	1,121,474	100.0%
Less: reinsurance ceded	(373,999)	—	(373,999)
Total (net)	$747,475	$—	$747,475

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Statutory Financial Statements

For the Years Ended December 31, 2025, 2024 and 2023

(Dollars in thousands)

Total Deposit-type Contracts:

	General Account	Separate Account without Guarantees	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$—	$—	$—	—%
At book value less current surrender charge of 5% or more	—	—	—	—%
Total with adjustment or at fair value	—	—	—	—%
At book value without adjustment (minimal or no charge adjustment)	—	—	—	—%
Not subject to discretionary withdrawal:	12,403,261	—	12,403,261	100.0%
Total (gross)	12,403,261	—	12,403,261	100.0%
Less: reinsurance ceded	(6,494,587)	—	(6,494,587)
Total (net)	$5,908,674	$—	$5,908,674

	Year Ended December 31, 2025
	General Account	Separate Account without Guarantees	Total
Reconciliation of total annuity actuarial reserves and deposit fund liabilities amounts:
Life, accident & health, and supplemental contracts with life contingencies	$41,598,512	$—	$41,598,512
Separate Accounts	—	3,998,708	3,998,708
Total annuity actuarial reserves and deposit liabilities	$41,598,512	$3,998,708	$45,597,220

As of December 31, 2025, the Company's life reserves, that are subject to discretionary withdrawal (without adjustment) and not subject to discretionary withdrawal provisions are summarized as follows:

	Year Ended December 31, 2025
	General Account
	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Other permanent cash value life insurance	$—	$3,097,096	$3,194,068
Miscellaneous reserves	—	—	14,545
Total (gross)	—	3,097,096	3,208,613
Less: reinsurance ceded	—	(1,154,031)	(1,202,949)
Total (net)	$—	$1,943,065	$2,005,664
	Year Ended December 31, 2025
	General Account	Separate Account without Guarantees	Total
Reconciliation of total life & accident & health reserves:
Life insurance reserves	$1,997,661	$—	$1,997,661
Accidental death benefit reserves	1	—	1
Disabled lives reserves	2	—	2
Miscellaneous reserves	8,000	—	8,000
Total life and accident & health reserves	$2,005,664	$—	$2,005,664

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Statutory Financial Statements

For the Years Ended December 31, 2025, 2024 and 2023

(Dollars in thousands)

As of December 31, 2024, the Company's annuity reserves, supplementary contract reserves and deposit liabilities that are subject to discretionary withdrawal (without adjustment) and not subject to discretionary withdrawal provisions are summarized as follows:

Individual Annuities:

	Year Ended December 31, 2024
	General Account	Separate Account without Guarantees	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$25,593,369	$752,933	$26,346,302	44.9%
At book value less current surrender charge of 5% or more	24,761,966	15,395	24,777,361	42.2%
Total with adjustment or at fair value	50,355,335	768,328	51,123,663	87.1%
At book value without adjustment (minimal or no charge adjustment)	5,343,885	1,982,116	7,326,001	12.5%
Not subject to discretionary withdrawal:	262,897	—	262,897	0.4%
Total (gross)	55,962,117	2,750,444	58,712,561	100.0%
Less: reinsurance ceded	(24,257,948)	—	(24,257,948)
Total (net)	$31,704,169	$2,750,444	$34,454,613

Group Annuities:

	General Account	Separate Account without Guarantees	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$370,818	$—	$370,818	26.1%
At book value less current surrender charge of 5% or more	820,885	—	820,885	57.7%
Total with adjustment or at fair value	1,191,703	—	1,191,703	83.8%
At book value without adjustment (minimal or no charge adjustment)	230,726	—	230,726	16.2%
Not subject to discretionary withdrawal:	—	—	—	—%
Total (gross)	1,422,429	—	1,422,429	100.0%
Less: reinsurance ceded	(516,846)	—	(516,846)
Total (net)	$905,583	$—	$905,583

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Statutory Financial Statements

For the Years Ended December 31, 2025, 2024 and 2023

(Dollars in thousands)

Total Deposit-type Contracts:

	General Account	Separate Account without Guarantees	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$—	$—	$—	—%
At book value less current surrender charge of 5% or more	—	—	—	—%
Total with adjustment or at fair value	—	—	—	—%
At book value without adjustment (minimal or no charge adjustment)	—	—	—	—%
Not subject to discretionary withdrawal:	7,188,690	—	7,188,690	100.0%
Total (gross)	7,188,690	—	7,188,690	100.0%
Less: reinsurance ceded	(3,881,176)	—	(3,881,176)
Total (net)	$3,307,514	$—	$3,307,514

	Year Ended December 31, 2024
	General Account	Separate Account without Guarantees	Total
Reconciliation of total annuity actuarial reserves and deposit fund liabilities amounts:
Life, accident & health, and supplemental contracts with life contingencies	$35,917,266	$—	$35,917,266
Separate Accounts	—	2,750,444	2,750,444
Total annuity actuarial reserves and deposit liabilities	$35,917,266	$2,750,444	$38,667,710

As of December 31, 2024, the Company's life reserves, that are subject to discretionary withdrawal (without adjustment) and not subject to discretionary withdrawal provisions are summarized as follows:

	Year Ended December 31, 2024
	General Account
	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Other permanent cash value life insurance	$—	$2,678,431	$2,782,051
Miscellaneous reserves	—	—	9,091
Total (gross)	—	2,678,431	2,791,142
Less: reinsurance ceded	—	(1,142,281)	(1,192,839)
Total (net)	$—	$1,536,150	$1,598,303
	Year Ended December 31, 2024
	General Account	Separate Account without Guarantees	Total
Reconciliation of total life & accident & health reserves:
Life insurance reserves	$1,593,300	$—	$1,593,300
Accidental death benefit reserves	1	—	1
Disabled lives reserves	2	—	2
Miscellaneous reserves	5,000	—	5,000
Total life and accident & health reserves	1,598,303	—	1,598,303

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Statutory Financial Statements

For the Years Ended December 31, 2025, 2024 and 2023

(Dollars in thousands)

11.  CAPITAL AND SURPLUS AND DIVIDEND RESTRICTIONS

The maximum amount of ordinary dividends that can be paid during a 12-month period by life insurance companies domiciled in Indiana, without prior approval of the Insurance Commissioner, is the greater of 10% of capital and surplus (excluding special unassigned funds) on the most recent preceding annual statement or the net gain from operations on the most recent preceding annual statement. Likewise, a dividend from any source of money other than earned surplus / unassigned funds must be approved before the dividend is paid. The maximum ordinary dividend the Company can pay in 2026 is $462,821.

On July 17, 2025, the Company received a $650,000 cash contribution from Commonwealth Annuity.

On September 30, 2025, the Company recorded a deferred tax liability of ($11,575) related to the tax effect of the non cash investment capital contribution from Commonwealth Annuity.

On June 30, 2025, the Company received a $51,190 non cash investment capital contribution from Commonwealth Annuity.

On March 31, 2025, the Company received a $121,023 non cash investment capital contribution from Commonwealth Annuity.

On June 20, September 30, and December 23, 2024 the Company received $500,000, $400,000, and $175,000 cash contributions from Commonwealth Annuity.

On December 26, 2023, the Company received a $100,000 cash contribution from Commonwealth Annuity.

The Company's unassigned surplus was impacted by each item below as follows:

	December 31,
	2025	2024	2023
Unrealized gains (losses)	$192,355	$(4,565)	$102,903
Nonadmitted asset values	15,166	6,866	(47,289)
Asset valuation reserves	(626,694)	(413,896)	(438,686)

The Company must meet minimum capital and surplus requirements under a risk-based capital (RBC formula). RBC is the standard measurement of an insurance company's required capital on a statutory basis. It is based on a formula calculated by applying factors to various assets, premium, and statutory reserve items. The formula takes into account the risk characteristics of the insurer, including asset risk, insurance risk, interest rate risk and business risk. Regulatory action is tied to the amount of a company's surplus deficit under the RBC formula. Total adjusted capital for life insurance companies is defined as statutory capital and surplus, plus asset valuation reserve plus subsidiary asset valuation reserves, plus 50% of dividends apportioned for payment, plus 50% of subsidiary dividends apportioned for payment, and was $5,254,908 at December 31, 2025.

12.  RELATED PARTY TRANSACTIONS

Service Agreements

The Company and its subsidiaries entered into a Service and Expense Agreement with Global Atlantic Financial Group Limited (GAFG) under which GAFG and affiliates agreed to provide personnel, management services, administrative support, the use of facilities and such other services as the parties may agree to from time to time. The agreement was filed with the Insurance department of the State of Indiana. The Company recognized $305,981, $286,667, and $314,386 in intercompany charges for 2025, 2024, and 2023 respectively.

On February 1 2021, the Company entered into an investment management agreement with Kohlberg Kravis Roberts & Co. L.P., a Delaware limited partnership and KKR subsidiary. The Company recorded expenses for these agreements of $173,691 and 151,718 as of December 31, 2025 and 2024, respectively.

Affiliated Investments

In 2022, the NAIC clarified that certain investments which are originated, sponsored or managed by affiliated entities shall be reported as affiliated investments even if the underlying assets are unrelated third party investments with no credit

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Statutory Financial Statements

For the Years Ended December 31, 2025, 2024 and 2023

(Dollars in thousands)

exposure to affiliates. The Company holds investments of this type, which are included in total affiliated invested assets listed below:

	December 31,
	2025	2024
Bonds	$12,051,717	$9,819,128
Mortgages	3,072,442	2,849,160
Other Invested Assets	3,272,353	2,109,317
	$18,396,512	$14,777,605

Payable/Receivable from Affiliates

The Company reported a net receivable to parent, subsidiaries and affiliates of $2,537 and $17,761 as of December 31, 2025 and 2024, respectively. All intercompany balances shown as payable to or from parent, subsidiaries and affiliates are settled within 30 days of their incurrence under the terms of the intercompany expense sharing agreements.

The Company has funds withheld agreements with related parties. Amounts due to affiliates related to funds withheld agreements were $0 and $0 for the year ended December 31, 2025 and 2024, respectively. Amounts due from affiliates related to funds withheld agreements were $73,433 and $112,297 for the year ended December 31, 2025 and 2024, respectively. All intercompany balances related to funds withheld agreements are settled in the subsequent quarter.

13.  COMMITMENTS AND CONTINGENCIES

Litigation

The Company is involved from time to time in judicial, regulatory and arbitration proceedings concerning matters arising in connection with the conduct of its business.

Given the inherent difficulty of predicting the outcome of the Company's litigation and regulatory matters, particularly in cases or proceedings in which substantial or indeterminate damages or fines are sought, the Company cannot estimate losses, or ranges of losses, for cases or proceedings where there is only a reasonable possibility that a loss may be incurred.

In connection with a cybersecurity incident on May 29, 2023, related to services provided to several companies by Pension Benefits Information LLC, and its use of MOVEit software ("PBI/MOVEit Incident"), The Global Atlantic Financial Group LLC or some of its affiliates have received a total of five putative class action complaints alleging failure to properly secure and safeguard customers' sensitive information. Four cases originated in United States District Court for the Southern District of New York: Clancy, Michael v. The Global Atlantic Financial Group LLC (1:23-cv-07975) filed September 8, 2023, Guzman, Marcelina v. The Global Atlantic Financial Group LLC (1:23-cv-08150) filed September 14, 2023, and Hendrix, Eudoice v. Global Atlantic Financial Company, Accordia Life and Annuity Company, Commonwealth Annuity and Life Insurance Company, First Allmerica Financial Life Insurance Company and Forethought Life Insurance Company (1:23-cv-08058) filed September 12, 2023, and Bernstein, Michael v. The Global Atlantic Financial Group LLC (1:23-cv-9868) filed in New York state court September 15, 2023. A fifth case was filed in the United States District Court for the Southern District of Indiana, but subsequently was voluntarily dismissed: Hansa v. Forethought Life Insurance Company, Global Atlantic Insurance Network LLC, and The Global Atlantic Financial Group LLC (1:23-cv-01549) filed August 28, 2023. The Company itself is currently a party only in the Hendrix case. A judicial panel consolidated certain PBI/MOVEit Incident-related litigation in an MDL and transferred the cases to the District of Massachusetts, before Judge Allison Burroughs. This order applies to all matters against The Global Atlantic Financial Group LLC and its affiliates.

However, the Company believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse effect on its financial position or results of operations.

Assessments

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states. The Company is not able to reasonably estimate the potential impact of any such future assessments or voluntary payments.

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Statutory Financial Statements

For the Years Ended December 31, 2025, 2024 and 2023

(Dollars in thousands)

Commitments

The Company has certain contingent funding obligations related to development-stage renewable energy projects in the amount $322,230, as of December 31, 2025, with expiration dates occurring between March 2026 and September 2027. For accounting purposes, these contingent funding obligations are considered guarantees of the obligations of the development stage renewable energy projects.

The Company has an operational servicing agreement with a third party administrator for contract / policy administration. As of December 31, 2025, the purchase commitments relating to the agreement with the third party administrator were as follows:

2026	$11,210
2027	3,994
2028	—
2029	—
2030	—
2031 and thereafter	—
Total	$15,204

The Company has funding commitments subsequent to December 31, 2025 for the following:

Commercial mortgage loans and other lending facilities	$483,036
Private equities	470
LIHTC partnerships	268
Limited partnerships	86,034
Collateral loans	—

14.  SUBSEQUENT EVENTS

The Company has evaluated subsequent events from December 31, 2025 through March 20, 2026, the date that these financial statements were available to be issued, and determined that there are no Type — I Recognized or Type — II, Non Recognized subsequent events.

15.  COMPOSITION OF OTHER ASSETS, LIABILITIES, INCOME AND EXPENSES

Other assets consist of the following:

	December 31,
	2025	2024
Admitted disallowed IMR	$119,753	$94,137
Guaranty funds	40,271	38,384
Unfunded Commitments	24,365	191
Intercompany receivable	2,537	17,761
Other miscellaneous assets	7,322	308
Total other assets	$194,248	$150,781

Other liabilities consist of the following:

	December 31,
	2025	2024
Payable for securities	$359,482	$23,947
Derivative collateral	1,614,880	1,059,286
Separate Account derivative liability	1,024,080	—
Remittances and items not allocated	117,724	165,434
Commission payables	16,376	13,935
Derivatives	15,811	9,858
Other miscellaneous liabilities	40,484	42,505
Total other liabilities	$3,188,837	$1,314,965

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Statutory Financial Statements

For the Years Ended December 31, 2025, 2024 and 2023

(Dollars in thousands)

Other income consists of the following:

	December 31,
	2025	2024	2023
IMR adjustment on ceded gains (losses)	$(17,863)	$(47,805)	$5,160
Other income on reinsurance ceded	50,035	57,043	(21,891)
Other miscellaneous income	(167)	(33)	(77)
Total other income	$32,005	$9,205	$(16,808)

Other expenses consist of the following:

	December 31,
	2025	2024	2023
Funds withheld net investment income ceded	$656,373	$538,936	$457,632
Assumed modified coinsurance adjustments	(27,339)	—	—
Funds withheld policy loan interest	126	54	136
FwH futures realized/unrealized (gains)/losses	148,068	(49,948)	(57,113)
Miscellaneous expense	944	1,102	1,208
Total other expenses	$778,172	$490,144	$401,863

16.  SEPARATE ACCOUNTS

The Company utilizes separate accounts to record and account for assets and liabilities for variable annuity transactions. In accordance with the products/transactions recorded within the separate account, assets are considered legally insulated. The legal insulation of the separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account.

As of December 31, 2025 and 2024, the Company's separate account statement included legally insulated assets of $1,833,202 and $2,002,153 respectively.

The assets legally insulated from the general account as of December 31, 2025 are attributed to the following products/transactions:

Product/Transaction	Legally Insulated Assets	Separate Account Assets (Not Legally Insulated)
ForeRetirement Variable Annuity	$1,828,457	$—
Huntington ForeRetirement Variable Annuity	4,745	—
Forethought Variable Interest Trust	—	2,335,415
Total	$1,833,202	$2,335,415

Separate account assets held by the Company relate to individual variable annuities of a non-guaranteed nature. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. Some variable annuities provide an incidental death benefit equal to the greater of the highest contract value on a certain date or premium paid and/or a lifetime withdrawal benefit as a portion of highest contract value on a certain date.

The maximum amount associated with death benefit guarantees for 2025 was $290,390 with associated risk charges paid by the separate account to compensate for these risks of $12,069. The maximum amount associated with withdrawal benefit guarantees for 2025 was $853,029 with associated risk charges paid by the separate account of $38,627.

The maximum amount associated with death benefit guarantees for 2024 was $367,044 with associated risk charges paid by the separate account to compensate for these risks of $13,024. The maximum amount associated with withdrawal benefit guarantees for 2024 was $897,243 with associated risk charges paid by the separate account of $43,090.

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Statutory Financial Statements

For the Years Ended December 31, 2025, 2024 and 2023

(Dollars in thousands)

The maximum amount associated with death benefit guarantees for 2023 was $328,511 with associated risk charges paid by the separate account to compensate for these risks of $13,802. The maximum amount associated with withdrawal benefit guarantees for 2023 was $999,962 with associated risk charges paid by the separate account of $42,885.

Information regarding the Separate Accounts of the Company as of December 31, 2025 and 2024 is as follows:

	Non-Guaranteed Separate Accounts
	2025	2024
Premiums, considerations or deposits	$1,354,984	$626,307
Reserves for accounts with assets at:
Fair value	3,998,708	2,750,444
By withdrawal characteristics
With market value adjustment	2,167,946	752,932
At book value without market value adjustment and with current surrender charge of 5% or more	14,756	15,395
At book value without market value adjustment and with current surrender charge of less than 5%	1,816,006	1,982,117
Total	$3,998,708	$2,750,444

Reconciliation of net transfers to / (from) separate accounts as reported in the Statements of Operations for the year ended December 31, 2025, December 31, 2024, and December 31, 2023 is as follows:

	2025	2024	2023
Transfers to separate accounts	$1,354,984	$633,321	$140,544
Transfers from separate accounts	304,806	361,681	304,425
Net transfers from separate accounts	$1,050,178	$271,640	$(163,881)
Reconciling adjustments:
Reinsurance	269,566	349,540	270,003
Transfers as reported in the Statements of Operations	$1,319,744	$621,180	$106,122

Supplementary Information

Forethought Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Supplemental Schedule of Selected Statutory Basis Financial Data
December 31, 2025

(Dollars in thousands)

Investment income earned
Bonds, term notes and loans	$1,763,863
Preferred stocks (unaffiliated)	9,701
Preferred stocks (affiliated)	—
Common stocks (unaffiliated)	7,481
Common stocks (affiliated)	—
Mortgage loans	1,205,535
Premium notes, policy loans and liens	279
Short-term investments	67,419
Other invested assets	285,796
Real estate income	666
Derivative instruments	(5,467)
Gross investment income	$3,335,273
Other long term assets — statement value	$4,820,920
Bonds and Short-Term Investments by Maturity and Class by Maturity (weighted based on future cashflows) — Statement Value
Due within one year or less	$1,566,483
Over 1 year through 5 years	11,430,359
Over 5 years through 10 years	8,639,941
Over 10 years through 20 years	7,792,103
Over 20 years	6,493,530
Total by maturity	$35,922,416
by Class — Statement Value
Class 1	$23,873,069
Class 2	9,582,422
Class 3	971,996
Class 4	1,314,331
Class 5	162,953
Class 6	17,645
Total by class	$35,922,416
Total bonds publicly traded	$10,471,923
Total bonds privately placed	25,450,493
Total	$35,922,416
Mortgage loans on real estate by standing (book value including nonadmitted portion):
Commercial mortgages	$12,360,565
Residental mortgages	9,559,831
Total	$21,920,396
Mortgage loans on real estate by by standing (book value):
Good standing	$21,777,783
Interest overdue more than 90 days, not in foreclosure	99,500
Mortgage loans in the process of foreclosure	43,113
Total	$21,920,396
Collateral loans	$1,168,968
Stock of parents, subsidiaries, and affiliates (book value including nonadmitted portion) — bonds	$—
Preferred stocks — statement value	$191,152
Common stocks — market value	$110,247
Options, Caps & Floors Owned — Statement Value	$1,772,993

Forethought Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Supplemental Schedule of Selected Statutory Basis Financial Data
December 31, 2025

(Dollars in thousands)

Short-term investments — book value:	$5,811
Cash equivalents — book value	$1,572,290
Cash on deposit	$18,124
$1,596,225
Life insurance in force
Ordinary life	$1,664,077
Group life	1,503,394
$3,167,471
Annuities
Ordinary
Deferred — fully paid account balance	$36,381,510
Deferred — not fully paid account balance	30
$36,381,540
Group
Fully paid account balance	$745,722
Not fully paid account balance	484
$746,206
Accident and health insurance — premiums in force:
Ordinary	$72,488
Group	5,660
$78,148
Claim payments:
Other accident and health —
2025	$17,165
2024	$17,761
Claims reserves:
2025	$37,353
2024	$27,125
Deposit funds and dividend accumulations:
Deposit funds — account balance	$12,088,926
Dividend accumulations — account balance	$—

Forethought Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Supplemental Schedule of Investment Risk Interrogatories
December 31, 2025

(Dollars in thousands)

Investment Risk Interrogatories

1.  The Company's admitted assets as reported in the statutory basis statements of admitted assets, liabilities and capital and surplus is $68,610,376 at December 31, 2025.

2.  The 10 largest exposures to a single issuer/borrower/investment, by investment category, excluding: (i) U.S. government, US Government agency securities and those U.S government money market funds listed in the Appendix to the SVO Purposes and Procedures Manual as exempt, (ii) property occupied by the Company and (iii) policy loans

Investment Category	Issuer	Amount	Percentage of Total Admitted Assets
Other Invested Assets	2.01 KKR Alternative Insurance Assets, L.P.	$918,356	1.3%
Issuer Credit Obligations/ Other Invested Assets	2.02 BX Frontier Member I LLC	$872,979	1.3%
Asset Backed Securities	2.03 THUNDERBIRD 2021-1 FINANCING LP	$800,652	1.2%
Asset Backed Securities	2.04 LIGHTNING 2021-1 FINANCING LP	$800,380	1.2%
Issuer Credit Obligations	2.05 BEAR FINANCING L.P	$622,875	0.9%
Asset Backed Securities/ Other Invested Assets	2.06 KCW Funding Co, LLC	$583,784	0.9%
Asset Backed Securities/ Other Invested Assets	2.07 MOST Trust 2020- 1	$439,230	0.6%
Asset Backed Securities/ Other Invested Assets	2.08 Blue Eagle 2020-2A, Ltd.	$435,458	0.6%
Mortgages	2.09 Aster Mobility Solutions Pte Ltd	$422,197	0.6%
Other Invested Assets	2.10 Stellar Renewable Power LLC	$414,207	0.6%

3.  The amount and percentage of the Company's total admitted assets held in bonds, short-term investments and cash equivalents, and by NAIC rating is as follows:

NAIC Rating	Amount	Percentage of Total Admitted Assets
Bonds
3.01 NAIC-1	$23,873,069	34.8%
3.02 NAIC-2	$9,582,422	14.0%
3.03 NAIC-3	$971,996	1.4%
3.04 NAIC-4	$1,314,331	1.9%
3.05 NAIC-5	$162,953	0.2%
3.06 NAIC-6	$17,645	—%
	$35,922,416	52.3%
NAIC Rating	Amount	Percentage of Total Admitted Assets
Preferred Stocks
3.07 P/RP-1	$34,176	—%
3.08 P/RP-2	$81,128	0.1%
3.09 P/RP-3	$52,504	0.1%
3.10 P/RP-4	$—	—%
3.11 P/RP-5	$1,175	—%
3.12 P/RP-6	$22,178	—%
	$191,161	0.2%

Forethought Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Supplemental Schedule of Investment Risk Interrogatories, continued
December 31, 2025

(Dollars in thousands)

4.  Assets held in foreign investments are as follows

	Amount	Percentage of Total Admitted Assets
4.02 Total admitted assets held in foreign investments	$7,601,138	11.1%
4.03 Foreign-currency-denominated investments	$3,818,682	5.6%
4.04 Insurance liabilities denominated in that same foreign currency	$—	—%

5.  Aggregate foreign investment exposure categorized by NAIC sovereign rating:

	Amount	Percentage of Total Admitted Assets
5.01 Countries rated NAIC-1	$7,386,470	10.8%
5.02 Countries rated NAIC-2	$214,668	0.3%
5.03 Countries rated NAIC-3 or below	$—	—%

6.  Largest foreign investment exposure to a single country, categorized by the country's NAIC sovereign rating:

	Amount	Percentage of Total Admitted Assets
Countries rated NAIC-1
6.01 Cayman Islands	$2,525,156	3.7%
6.02 United Kingdom	$1,290,388	1.9%
Countries rated NAIC-2
6.03 India	$133,532	0.2%
6.04 Italy	$71,307	0.1%
Countries rated NAIC-3 or below
6.05	$—	—%
6.06	$—	—%

a.  Assets held in unhedged foreign currency exposure are less than 2.5% of the Company's total admitted assets.

10.  Ten largest non-sovereign (i.e. non-governmental) foreign issues:

Issuer	NAIC Rating	Amount	Percentage of Total Admitted Assets
10.01 Blue Eagle 2020-2A, Ltd.	1, 2, 3 and NR	$435,458	0.6%
10.02 Aster Mobility Solutions Pte Ltd	CM2	$422,197	0.6%
10.03 Wallaby (Mileway)	CM2	$389,188	0.6%
10.04 APOLLO MANAGEMENT HOLDIN	2	$233,543	0.3%
10.05 Project Platform	CM2	$211,028	0.3%
10.06 KKR Bidco (Jersey)	4	$173,392	0.3%
10.07 Project Scale	CM2	$150,286	0.2%
10.08 ORBEA LOGISTICS PORTFOLIO	CM2	$144,269	0.2%
10.09 Manipal Global Health Service	4	$133,532	0.2%
10.10 ELECTRICITE DE FRANCE SA	2	$116,427	0.2%

11.  Assets held in Canadian investments and unhedged Canadian currency exposure are less than 2.5% of the Company's total admitted assets.

12.  Assets held in investments with contractual sales restrictions are less than 2.5% of the Company's total admitted assets.

Forethought Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Supplemental Schedule of Investment Risk Interrogatories, continued
December 31, 2025

(Dollars in thousands)

13.  Assets held in equity interests:

Issuer	Amount	Percentage of Total Admitted Assets
13.02 KKR Alternative Insurance Assets, L.P.	$918,356	1.34%
13.03 KKR ASSOCIATES PROPERTY PARTNERS AMERICAS SCSP	$337,775	0.49%
13.04 DCIF — FLIC Lux B	$246,686	0.36%
13.05 TOAMS LLC	$187,693	0.27%
13.06 FHLB Indianapolis	$92,925	0.14%
13.07 PANAMINT POWER LLC	$90,544	0.13%
13.08 Island Parkway	$90,288	0.13%
13.09 GOLDMAN SACHS GROUP INC	$52,504	0.08%
13.1 Magenta Aggregator L.P.	$50,387	0.07%
13.11 BP CAPITAL MARKETS PLC	$34,176	0.05%

14.  Assets held in nonaffiliated, privately placed equities are less than 2.5% of the Company's total admitted assets.

15.  Assets held in general partnership interests are less than 2.5% of the Company's total admitted assets.

16.  With respect to mortgage loans reported in Schedule B, the Company's ten largest aggregate mortgage interests are as follows: The aggregate mortgage interest represents the combined value of all mortgages secured by the same group of properties:

Type	Amount	Percentage of Total Admitted Assets
16.01 Commercial	$422,197	0.6%
16.02 Commercial	$389,188	0.6%
16.03 Residential	$316,333	0.5%
16.04 Commercial	$211,028	0.3%
16.05 Commercial	$206,462	0.3%
16.06 Commercial	$197,229	0.3%
16.07 Residential	$193,152	0.3%
16.08 Commercial	$192,168	0.3%
16.09 Commercial	$190,731	0.3%
16.10 Commercial	$187,288	0.3%

  Amounts and percentages of the Company's total admitted assets held in the following categories of mortgage loans:

	Amount	Percentage of Total Admitted Assets
16.11 Construction loans	$—	0.0%
16.12 Mortgage loans over 90 days past due	$99,500	0.1%
16.13 Mortgage loans in the process of foreclosure	$43,113	0.1%
16.14 Mortgage loans foreclosed	$—	0.0%
16.15 Restructured mortgage loans	$—	0.0%

Forethought Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Supplemental Schedule of Investment Risk Interrogatories, continued
December 31, 2025

(Dollars in thousands)

17.  Aggregate mortgage loans have the following loan-to-value ratios as determined for the most current appraisal as of the statement date:

	Residential		Commercial		Agricultural
Loan to Value	Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets
17.01 above 95%	$129,430	0.2%	$445,364	0.6%	$—	0.0%
17.02 91 to 95%	$21,332	0.0%	$250,944	0.4%	$—	0.0%
17.03 81 to 90%	$881,007	1.3%	$162,161	0.2%	$—	0.0%
17.04 71 to 80%	$3,208,549	4.7%	$1,481,194	2.2%	$—	0.0%
17.05 below 70%	$5,319,513	7.8%	$10,020,902	14.6%	$—	0.0%
	$9,559,830	14.0%	$12,360,565	18.0%	$—	0.0%

18.  Assets held in each of the five largest investments in one parcel or group of contiguous parcels of real estate reported in Schedule A are less than 2.5% of the Company's total admitted assets.

19.  Assets held in mezzanine real estate loans are less than 2.5% of the Company's total admitted assets.

20.  Amounts and percentages if the reporting entity's total admitted assets subject to the following agreements:

	At Year-End		At End of Each Quarter
	Amount	Percentage	1st Qtr Amount	2nd Qtr Amount	3rd Qtr Amount
20.01 Securities lending (do not include assets held as collateral for such transactions)	$—	0.0%	$—	$—	$—
20.02 Repurchase agreements	$—	0.0%	$—	$—	$—
20.03 Reverse repurchase agreements	$—	0.0%	$—	$—	$—
20.04 Dollar repurchase agreements	$—	0.0%	$—	$—	$—
20.05 Dollar reverse repurchase agreements	$—	0.0%	$—	$—	$—

21.  Amounts and percentages of the reporting entity's total admitted assets for warrants attached to other financial instruments, options, caps and floors:

	Owned		Written
	Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets
21.01 Hedging	$1,872,087	2.7%	$(98,926)	(0.1)%
21.01 Income generation	$—	0.0%	$—	0.0%
21.01 Other	$—	0.0%	$—	0.0%
	$1,872,087	2.7%	$(98,926)	(0.1)%

Forethought Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Supplemental Schedule of Investment Risk Interrogatories, continued
December 31, 2025

(Dollars in thousands)

22.  Amounts and percentages of the reporting entity's total admitted assets of potential exposure for collars, swaps and forwards:

	At Year-End		At End of Each Quarter
	Amount	Percentage	1st Qtr Amount	2nd Qtr Amount	3rd Qtr Amount
22.01 Hedging	$168,787	0.2%	$141,262	$125,427	$152,298
22.02 Income generation	$—	0.0%	$—	$—	$—
22.03 Replications	$48,902	0.1%	$55,025	$59,878	$51,657
22.04 Other	$—	0.0%	$—	$—	$—

23.  Amounts and percentages of the reporting entity's total admitted assets of potential exposure for future contracts:

	At Year-End		At End of Each Quarter
	Amount	Percentage	1st Qtr Amount	2nd Qtr Amount	3rd Qtr Amount
23.01 Hedging	$50,705	0.1%	$40,325	$60,623	$57,350
23.02 Income generation	$—	0.0%	$—	$—	$—
23.03 Replications	$—	0.0%	$—	$—	$—
23.04 Other	$—	0.0%	$—	$—	$—

Forethought Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Summary Investment Schedule
For the Year Ended December 31, 2025

(Dollars in thousands)

	Gross Investment Holdings*		Admitted Assets as Reported in the Annual Statement
	Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets
Investment Categories
Issuer credit obligations:
U.S. government obligations	$60,431	0.09%	$60,431	0.09%
Other U.S. government obligations	—	—%	—	—%
Non-U.S. sovereign jurisdiction securities	116,427	0.18%	116,427	0.18%
Municipal Bonds — general obligations (direct & guaranteed)	48,392	0.07%	48,392	0.07%
Municipal bonds — special revenue	705,482	1.06%	705,482	1.06%
Project finance bonds issues by operating entities	2,013,146	3.03%	2,013,146	3.03%
Corporate bonds	10,025,912	15.10%	10,025,912	15.11%
Mandatory convertible bonds	—	—%	—	—%
Single entity backed obligations	13,834	0.02%	13,834	0.02%
SVO-identified bond exchange traded funds — fair value	78,466	0.12%	78,466	0.12%
SVO-identified bond exchange traded funds — systematic value	—	—%	—	—%
Bonds issued by funds representing operating entities	—	—%	—	—%
Bank loans — issued	—	—%	—	—%
Bank loans — acquired	858,892	1.29%	858,892	1.29%
Mortgage loans that qualify as SVO-identified credit tenant loans	—	—%	—	—%
Certificates of deposit	—	—%	—	—%
Other issuer credit obligations	134,674	0.20%	134,674	0.20%
Total issuer credit obligations	14,055,656	21.16%	14,055,656	21.17%
Asset-backed securities:
Financial asset-backed securities — self-liquidating	17,812,964	26.84%	17,812,964	26.85%
Financial asset-backed securities — not self-liquidating	2,294,291	3.46%	2,294,291	3.46%
Non-financial asset-backed securities	1,753,120	2.64%	1,753,120	2.64%
Total asset-backed securities	21,860,375	32.94%	21,860,375	32.95%
Preferred stocks:
Industrial and miscellaneous (unaffiliated)	191,152	0.29%	191,152	0.29%
Parent, subsidiaries and affiliates	10	—%	—	—%
Total preferred stocks	191,162	0.29%	191,152	0.29%
Common stocks:
Industrial and miscellaneous publicly traded (unaffiliated)	11,768	0.02%	11,768	0.02%
Industrial and miscellaneous other (unaffiliated)	98,479	0.15%	98,479	0.15%
Parent, subsidiaries and affiliates Other	—	—%	—	—%
Total common stocks	110,247	0.17%	110,247	0.17%
Mortgage loans:
Farm mortgages	—	—%	—	—%
Residential mortgages	9,559,830	14.40%	9,559,830	14.41%
Commercial mortgages	11,591,747	17.46%	11,591,747	17.47%
Mezzanine real estate loans	768,819	1.16%	768,819	1.16%
Total mortgage loans	21,920,396	33.02%	21,920,396	33.04%
Real estate:
Properties held for production of income	17,439	0.03%	17,439	0.03%
Properties held for sale	9,188	0.01%	9,188	0.01%
Total real estate	26,627	0.04%	26,627	0.04%
Cash	18,125	0.03%	18,125	0.03%
Cash equivalents	1,572,290	2.37%	1,572,290	2.37%
Short-term investments	5,811	0.01%	5,811	0.01%
Contract loans	2,822	—%	2,822	—%
Derivatives	1,769,651	2.67%	1,769,651	2.67%
Other invested assets	4,113,854	6.20%	4,108,854	6.19%
Receivables for securities	732,083	1.10%	712,066	1.07%
Total invested assets	$66,379,099	100.00%	$66,354,072	100.00%

*  Gross investment holdings as valued in compliance with the NAIC Accounting Practices and Procedures Manual

Forethought Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Supplemental Schedule of Reinsurance Disclosures
For the Year Ended December 31, 2025

(Dollars in thousands)

The following information regarding reinsurance contracts is presented to satisfy the disclosure requirements in SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance, which apply to reinsurance contracts entered into, renewed or amended on or after January 1, 1996.

1.  Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is subject to Appendix A-791, Life and Health Reinsurance Agreements, and includes a provision that limits the reinsurer's assumption of significant risks identified in Appendix A-791?

Examples of risk-limiting features include provisions such as a deductible, a loss ratio corridor, a loss cap, an aggregate limit or similar effect.		Yes ☐	No ☒
If yes, indicate the number of reinsurance contracts to which such provisions apply: __________
If yes, indicate if deposit accounting was applied for all contracts subject to Appendix A-791 that limit significant risks.	Yes ☐	No ☐	N/A ☐

2.  Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is not subject to Appendix A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer's assumption of risk?

Examples of risk-limiting features include provisions such as a deductible, a loss ratio corridor, a loss cap, an aggregate limit or other provisions that result in similar effects.		Yes ☐	No ☒
If yes, indicate the number of reinsurance contracts to which such provisions apply: __________
If yes, indicate whether the reinsurance credit was reduced for the risk-limiting features.	Yes ☐	No ☐	N/A ☐

3.  Does the Company have any reinsurance contracts (other than reinsurance contracts with a federal or state facility) that contain one or more of the following features which result in delays in payment in form or in fact:

a.  Provisions that permit the reporting of losses to be made less frequently than quarterly;

b.  Provisions that permit settlements to be made less frequently than quarterly;

c.  Provisions that permit payments due from the reinsurer to not be made in cash within ninety (90) days of the settlement date (unless there is no activity during the period); or

d.  The existence of payment schedules, accumulating retentions from multiple years, or any features inherently designed to delay timing of the reimbursement to the ceding entity.

e.	Yes ☐	No ☒

4.  Has the Company reflected reinsurance accounting credit for any contracts that are not subject to Appendix A-791 and not yearly renewable term reinsurance, which meet the risk transfer requirements of SSAP No. 61R?

Type of contract:	Response:	Identify reinsurance contract(s):	Has the insured event(s) triggering contract coverage been recognized?
Assumption reinsurance — new for the reporting period	Yes ☐ No ☒		N/A
Non-proportional reinsurance, which does not result in significant surplus relief	Yes ☐ No ☒		Yes ☐ No ☐ N/A ☐

Forethought Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Supplemental Schedule of Reinsurance Disclosures, continued
For the Year Ended December 31, 2025

(Dollars in thousands)

5.  Has the Company ceded any risk in a reinsurance agreement that is not subject to Appendix A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the period covered by the financial statements, and either:

a. Accounted for that contract as reinsurance under statutory accounting principles (SAP) and as a deposit under generally accepted accounting principles (GAAP); or	Yes ☐	No ☐	N/A ☒
b. Accounted for that contract as reinsurance under GAAP and as a deposit under SAP?	Yes ☐	No ☐	N/A ☒
If the answer to item (a) or item (b) is yes, include relevant information regarding GAAP to SAP differences to explain why the contract(s) is treated differently for GAAP and SAP below:
________________________________________________________________________________